Filed with the U.S. Securities and Exchange Commission on December 10, 2021
1933 Act Registration File No. 333-179562
1940 Act File No. 811-22668
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	770	[X]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	771	[X]

(Check appropriate box or boxes.)
ETF SERIES SOLUTIONS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)

 (Registrant’s Telephone Number, including Area Code): (414) 765-5586

Michael D. Barolsky, Vice President
ETF Series Solutions
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copy to:
W. John McGuire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on _____ pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	On (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box
    [ ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

RBUS	NATIONWIDE RISK-BASED U.S. EQUITY ETF
RBIN	NATIONWIDE RISK-BASED INTERNATIONAL EQUITY ETF
The Nationwide Risk-Based ETFs seek to track the performance of corresponding indexes provided by Rothschild & Co Risk Based Investments LLC. The Rothschild & Co Risk-Based Index Series selects the index constituents with the lowest risk contribution in their universe based on their volatility and correlation to other constituents and weights them such that each constituent contributes the same risk to the index.

MXDU	NATIONWIDE MAXIMUM DIVERSIFICATION U.S. CORE EQUITY ETF
The Nationwide Maximum Diversification® U.S. Core Equity ETF seeks to track the performance of an index provided by TOBAM S.A.S. The TOBAM Maximum Diversification USA Index utilizes a quantitative model to weight companies in the index universe to maximize its Diversification Ratio®, a proprietary metric based on the volatility of each index constituent and its correlation to the other index constituents.

NUSI	NATIONWIDE NASDAQ-100® RISK-MANAGED INCOME ETF (FORMERLY, NATIONWIDE RISK-MANAGED INCOME ETF)
NSPI	NATIONWIDE S&P 500® RISK-MANAGED INCOME ETF
NDJI	NATIONWIDE DOW JONES® RISK-MANAGED INCOME ETF
NTKI	NATIONWIDE RUSSELL 2000® RISK-MANAGED INCOME ETF
The Nationwide Risk-Managed Income ETFs seek current income with downside protection.

Listed on NYSE Arca, Inc.
December 10, 2021

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NATIONWIDE RISK-BASED U.S. EQUITY ETF
Investment Objective
The Nationwide Risk-Based U.S. Equity ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Rothschild & Co Risk-Based US Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$31	3 Years:	$97	5 Years:	$169	10 Years:	$381
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended August 31, 2021, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
Principal Investment Strategies
The Fund uses a “passive management” (or indexing) approach to track the total return performance, before fees and expenses, of the Index.
Rothschild & Co Risk-Based US Index
The Index is a rules-based, equal risk-weighted index that is designed to provide exposure to U.S.-listed large capitalization companies with lower volatility, reduced maximum drawdown (the loss from the highest Index value to its lowest value before achieving a new highest value), and an improved Sharpe ratio (a risk-adjusted measure of return) as compared to traditional, market capitalization weighted approaches. The Index was developed in 2014 and is licensed by Rothschild & Co Risk Based Investments LLC, the Fund’s index provider.
Construction of the Index begins with the universe of equity securities that have their primary listing in the United States. The universe is then screened to keep only the top 500 equity securities by market capitalization and to eliminate securities with insufficient liquidity (average daily traded value of less than $1 million over the most recent three-month period) and equity securities that have been listed for less than one year (the remaining securities are referred to as the “Eligible Universe”).
The securities in the Eligible Universe are then subjected to a risk contribution calculation based on each security’s volatility and correlation to the other Eligible Universe securities for the most recent one-year calculation period. The securities in the Eligible Universe are then ranked based on their risk contribution, and the 50% of securities with the lowest risk contribution are selected to be included in the Index (the “Index Constituents”). To reduce turnover, Index Constituents will not be removed from the Index based on their risk contribution so long as they are within the 55% of securities with the lowest risk in the Eligible Universe.

The Index Constituents are then weighted by a systematic equally-weighted risk contribution model (the “Risk-Weighting Model”). The Risk-Weighting Model incorporates each Index Constituent’s volatility and correlation to the other Index Constituents for the most recent one-year calculation period to produce a portfolio where each Index Constituent contributes the same level of risk, subject to the constraint that no individual Index Constituent will have a weight that exceeds 5% of the Index. The intent of security selection by risk contribution ranking and the Risk-Weighting Model is to (i) lower the overall volatility of the Index, (ii) increase the Index’s Sharpe ratio, and (iii) reduce the Index’s maximum drawdown without negatively impacting the diversification and expected return of the Index.
The list of securities in the Eligible Universe is updated quarterly on the first Friday of each January, April, July, and October (or the previous business day if such Friday is not a business day). The Index is reconstituted (i.e., Index Constituents are added or deleted, and weights are reset based on the Risk-Weighting Model) quarterly at the close of business on the second Friday of January, April, July, and October (or the next business day if such Friday is not a business day).
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in equity securities that are principally traded in the United States.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the global pandemic caused by COVID-19, a novel coronavirus, and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, has had negative impacts, and in many cases severe impacts, on markets worldwide. The COVID-19 pandemic has caused prolonged disruptions to the normal business operations of companies around the world and the impact of such disruptions is hard to predict. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•ETF Risks. The Fund is an ETF, and, because of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
•Models and Data Risk. The composition of the Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being included in or excluded from the Index that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to reflect the errors, too.
•Passive Investment Risk. The Fund is not actively managed, and its sub-adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution or rebalancing of the Index in accordance with the Index methodology.
•Portfolio Turnover Risk. The Fund may trade all or a significant portion of the securities in its portfolio in connection with each rebalance and reconstitution of its Index. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
•Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.etf.nationwide.com.
Calendar Year Total Returns
For the year-to-date period ended September 30, 2021, the Fund’s total return was 9.30%.
During the period shown in the bar chart, the Fund’s highest quarterly return was 21.23% for the quarter ended June 30, 2020 and the lowest quarterly return was -20.32% for the quarter ended March 31, 2020.
Average Annual Total Returns
For the Period Ended December 31, 2020

Nationwide Risk-Based U.S. Equity ETF	1 Year	Since Inception (9/15/17)
Return Before Taxes	15.45%	12.77%
Return After Taxes on Distributions	14.93%	12.22%
Return After Taxes on Distributions and Sale of Shares	9.24%	9.90%
Rothschild & Co Risk-Based US Index (reflects no deduction for fees, expenses, or taxes)	15.74%	13.13%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.35%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Portfolio Management

Adviser	Nationwide Fund Advisors (the “Adviser”)
Sub-Adviser	Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”)
Portfolio Managers	Austin Wen, CFA, Portfolio Manager for VIA, has managed the Fund since its inception in September 2017, and Rafael Zayas, CFA, SVP, Head of Portfolio Management and Trading for VIA, has managed the Fund since June 2020.
Purchase and Sale of Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.etf.nationwide.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

NATIONWIDE RISK-BASED INTERNATIONAL EQUITY ETF
Investment Objective
The Nationwide Risk-Based International Equity ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Rothschild & Co Risk-Based International Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.42%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.42%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$43	3 Years:	$135	5 Years:	$235	10 Years:	$530
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended August 31, 2021, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
Principal Investment Strategies
The Fund uses a “passive management” (or indexing) approach to track the total return performance, before fees and expenses, of the Index.
Rothschild & Co Risk-Based International Index
The Index is a rules-based, equal risk-weighted index that is designed to provide exposure to large capitalization companies in developed markets outside the United States and Canada with lower volatility, reduced maximum drawdown (the loss from the highest Index value to its lowest value before achieving a new highest value), and an improved Sharpe ratio (a risk-adjusted measure of return) as compared to traditional, market capitalization weighted approaches. The Index was developed in 2017 and is licensed by Rothschild & Co Risk Based Investments LLC, the Fund’s index provider.
Construction of the Index begins with the universe of equity securities that have their primary listing in the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The universe is then screened to keep only the largest equity securities by market capitalization listed in each country and to eliminate securities with insufficient liquidity (average daily traded value of less than USD $1 million over the most recent three-month period) and equity securities that have been listed for less than one year (the remaining securities are referred to as the “Eligible Universe”).
The securities in the Eligible Universe are then subjected to a risk contribution calculation based on each security’s volatility and correlation to the other Eligible Universe securities for the most recent one-year calculation period. The securities in the Eligible Universe are then ranked based on their risk contribution, and the 50% of securities with the lowest risk contribution are selected to be included in the Index (the “Index Constituents”). To reduce turnover, Index Constituents will not be removed from the Index based on their risk contribution so long as they are within the 55% of securities with the lowest risk in the Eligible Universe.
The Index Constituents are then weighted by a systematic equally-weighted risk contribution model (the “Risk-Weighting Model”). The Risk-Weighting Model incorporates each Index Constituent’s volatility and correlation to the other Index Constituents for the most recent one-year calculation period to produce a portfolio where each Index Constituent contributes the same level of risk, subject to the constraint that no individual Index Constituent will have a weight that exceeds 5% of the Index. The intent of the security selection by marginal risk contribution ranking and Risk-Weighting Model is to (i) lower the overall volatility of the Index, (ii) increase the Index’s Sharpe ratio, and (iii) reduce the Index’s maximum drawdown without negatively impacting the diversification and expected return of the Index.
The list of securities in the Eligible Universe is updated quarterly on the first Friday of each January, April, July, and October (or the previous business day if such Friday is not a business day). The Index is reconstituted (i.e., Index Constituents are added or deleted, and weights are reset based on the Risk-Weighting Model) quarterly at the close of business on the second Friday of January, April, July, and October (or the next business day if such Friday is not a business day). As of September 30, 2021, the Index included significant exposure to companies in Europe, including the United Kingdom, and Japan.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in equity securities that are principally traded in Europe, Australasia, or the Far East.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”
•Currency Exchange Rate Risk. The Fund invests primarily in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
•Depositary Receipt Risk. Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary Receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in Depositary Receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the Depositary Receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the global pandemic caused by COVID-19, a novel coronavirus, and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, has had negative impacts, and in many cases severe impacts, on markets worldwide. The COVID-19 pandemic has caused prolonged disruptions to the normal business operations of companies around the world and the impact of such disruptions is hard to predict. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•ETF Risks. The Fund is an ETF, and, because of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
•Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Risks Related to Investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (“EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
The UK formally exited from the EU on January 31, 2020 (known as “Brexit”), and effective December 31, 2020, the UK ended a transition period during which it continued to abide by the EU’s rules and the UK’s trade relationships with the EU were generally unchanged. Following this transition period, the impact on the UK and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, Europe and globally, which may adversely affect the value of the Fund’s investments.
◦Risks Related to Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
•Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
•Models and Data Risk. The composition of the Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being included in or excluded from the Index that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to reflect the errors, too.
•Passive Investment Risk. The Fund is not actively managed, and its sub-adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution or rebalancing of the Index in accordance with the Index methodology.
•Portfolio Turnover Risk. The Fund may trade all or a significant portion of the securities in its portfolio in connection with each rebalance and reconstitution of its Index. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
•Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.etf.nationwide.com.
Calendar Year Total Returns
For the year-to-date period ended September 30, 2021, the Fund’s total return was 3.49%.
During the period shown in the bar chart, the Fund’s highest quarterly return was 11.71% for the quarter ended June 30, 2020 and the lowest quarterly return was -17.85% for the quarter ended March 31, 2020.
Average Annual Total Returns
For the Period Ended December 31, 2020

Nationwide Risk-Based International Equity ETF	1 Year	Since Inception (9/15/17)
Return Before Taxes	6.81%	5.01%
Return After Taxes on Distributions	6.54%	4.60%
Return After Taxes on Distributions and Sale of Shares	4.53%	3.99%
Rothschild & Co Risk-Based International Index (reflects no deduction for fees, expenses, or taxes)	7.73%	5.91%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	8.28%	5.92%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Portfolio Management

Adviser	Nationwide Fund Advisors (the “Adviser”)
Sub-Adviser	Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”)
Portfolio Managers
Rafael Zayas, CFA, SVP, Head of Portfolio Management and Trading for VIA, has managed the Fund since its inception in September 2017, and Austin Wen, CFA, Portfolio Manager for VIA, has managed the Fund since June 2020.

Purchase and Sale of Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.etf.nationwide.com
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

NATIONWIDE MAXIMUM DIVERSIFICATION U.S. CORE EQUITY ETF
Investment Objective
The Nationwide Maximum Diversification U.S. Core Equity ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the TOBAM Maximum Diversification USA Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.34%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.34%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$35	3 Years:	$109	5 Years:	$191	10 Years:	$431
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended August 31, 2021, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategies
The Fund uses a “passive management” (or indexing) approach to track the total return performance, before fees and expenses, of the Index.
TOBAM Maximum Diversification USA Index
The Index is a rules-based index that is designed to create a more diversified equity portfolio of the common and preferred stock of large and mid-capitalization U.S. companies relative to traditional market capitalization weighted benchmarks. The Index uses a quantitative model to weight companies in the Index universe to maximize the Diversification Ratio® of the Index, a proprietary metric based on the volatility of each Index constituent and its correlation to the other Index constituents. The Index was developed in 2011 by TOBAM S.A.S., the Fund’s index provider.
Construction of the Index begins with the universe of large and mid-capitalization common and preferred stocks of U.S. companies with a minimum market capitalization set by the Index rules and adjusted quarterly based on changes to the overall U.S. equity market capitalization. As of September 17, 2021, the minimum market capitalization for companies eligible to be added to the Index was USD $10.5 billion (USD $8.4 billion for companies already included in the Index). Companies in the Index universe are then screened to eliminate securities with insufficient liquidity and relatively new issues.
The remaining companies are then screened against a socially responsible investment (“SRI”) exclusion blacklist. The SRI exclusion blacklist contains those companies whose activities do not meet the criteria for socially responsible investing, such as the production or sale of unconventional weapons, production of tobacco, production of coal or coal-based energy, serious or systematic human rights violations, severe environmental damage, gross corruption, or other particularly serious violation of ethical norms. Companies included on the SRI exclusion blacklist are not eligible to be added to the Index, and the remaining companies constitute the “Eligible Universe” for the Index.

Companies in the Eligible Universe are then analyzed for their volatility and correlation to each other and weighted to maximize the Diversification Ratio®, a mathematical definition of diversification developed by TOBAM. The model used to maximize the Diversification Ratio (the “MaxDiv® Model”) seeks to lower the overall volatility of the Index while maintaining its diversification. The maximum weight for each stock is the lower of (i) 1.5% or (ii) 20 times the security’s weight had the Eligible Universe been market capitalization weighted (the “Cap-Weighted Benchmark”).
Additionally, at the time of each reconstitution of the Index, the MaxDiv Model is constrained to ensure that the “active share” of the Index, which measures how much the holdings of the Index differ from those of the securities in the Cap-Weighted Benchmark, cannot exceed 50%.
The MaxDiv Model is also optimized to reduce turnover and to limit the Index’s carbon emissions to 80% of the emissions of the Cap-Weighted Benchmark.
The Index is reconstituted (i.e., Index Constituents are added or deleted, and weights are reset based on the MaxDiv Model) quarterly after the close of business on the third Friday of each March, June, September and December using data as of the close of business on the first Friday of the relevant month.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in equity securities that are principally traded in the United States.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the global pandemic caused by COVID-19, a novel coronavirus, and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, has had negative impacts, and in many cases severe impacts, on markets worldwide. The COVID-19 pandemic has caused prolonged disruptions to the normal business operations of companies around the world and the impact of such disruptions is hard to predict. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.

•ETF Risks. The Fund is an ETF, and, because of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
•Models and Data Risk. The composition of the Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being included in or excluded from the Index that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to reflect the errors, too.
•Passive Investment Risk. The Fund is not actively managed, and its sub-adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution or rebalancing of the Index in accordance with the Index methodology.
•Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities (e.g., interest rate risk, call risk and extension risk). In addition, preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Because many preferred securities allow the issuer to convert their preferred security into common stock, preferred securities are often sensitive to declining common stock values. A company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
•Socially Responsible Investment Risk. Because the methodology of the Index eliminates securities of certain issuers for non-financial reasons, the Index, and consequently the Fund, may underperform the broader equity market or other indices or funds that do not utilize similar criteria when selecting investments.
•Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.etf.nationwide.com.

Calendar Year Total Returns

For the year-to-date period ended September 30, 2021, the Fund’s total return was 8.08%.
During the period shown in the bar chart, the Fund’s highest quarterly return was 22.39% for the quarter ended June 30, 2020 and the lowest quarterly return was -19.10% for the quarter ended March 31, 2020.
Average Annual Total Returns
For the Period Ended December 31, 2020

Nationwide Maximum Diversification U.S. Core Equity ETF	1 Year	Since Inception (9/15/17)
Return Before Taxes	21.65%	14.55%
Return After Taxes on Distributions	21.13%	14.09%
Return After Taxes on Distributions and Sale of Shares	13.18%	11.40%
TOBAM Maximum Diversification USA Index (reflects no deduction for fees, expenses, or taxes)	22.05%	14.95%
MSCI USA Index Gross (USD) (reflects no deduction for fees, expenses, or taxes)	21.37%	16.18%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Portfolio Management

Adviser	Nationwide Fund Advisors (the “Adviser”)
Sub-Adviser	Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”)
Portfolio Managers	Austin Wen, CFA, Portfolio Manager for VIA, has managed the Fund since its inception in September 2017, and Rafael Zayas, CFA, SVP, Head of Portfolio Management and Trading for VIA, has managed the Fund since June 2020.

Purchase and Sale of Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.etf.nationwide.com
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

NATIONWIDE NASDAQ-100 RISK-MANAGED INCOME ETF
Investment Objective
The Nationwide Nasdaq-100 Risk-Managed Income ETF (the “Fund”) seeks current income with downside protection.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.68%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$69	3 Years:	$218	5 Years:	$379	10 Years:	$847
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares and securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. For the fiscal year ended August 31, 2021, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategy
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective principally by investing in a portfolio of the stocks included in the Nasdaq-100® Index (the “Nasdaq-100” or the “Reference Index”) and an options collar (i.e., a mix of written (sold) call options and long (bought) put options) on the Nasdaq-100. The Fund seeks to generate high current income on a monthly basis from a combination of the dividends received from the Fund’s equity holdings and the premiums earned from the options collar. The options collar seeks to generate a net-credit, meaning that the premium received from the sale of the call options will be greater than the cost of buying the protective put options. The options collar is intended to reduce the Fund’s volatility and provide a measure of downside protection.
The Nasdaq-100 is a market capitalization weighted index comprised of the securities of 100 of the largest non-financial companies listed on The Nasdaq Stock Market LLC based on their market capitalization. Such securities may include companies domiciled domestically or internationally (including in emerging markets), and may include common stocks, ordinary shares, depositary receipts representing interests in non-U.S. companies, and tracking stocks. As of September 30, 2021, the Nasdaq-100 had significant exposure to companies in the information technology and communication services sectors. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index concentrates in an industry or group of industries.

The Fund will generally use a “replication” strategy to invest in the Nasdaq-100, meaning the Fund will generally invest in all of the component securities of the Nasdaq-100 in the same approximate proportions as in the Nasdaq-100. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Nasdaq-100 whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Nasdaq-100 as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Nasdaq-100 involves practical difficulties or substantial costs, a Nasdaq-100 constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Nasdaq-100).
The Fund’s sub-adviser generally utilizes a proprietary, systematic model to manage the Fund’s options positions in an objective, rules-based manner, although the sub-adviser may actively manage the written call options prior to expiration to potentially capture gains and minimize losses due to the movement of the Nasdaq-100.
The Fund’s options collar strategy typically consists of two components: (i) selling call options on the Nasdaq-100 or another reference asset representing U.S. equity securities on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy put options on the same reference asset(s) to “hedge” or mitigate the downside risk associated with owning equity securities.
•Call Options. A written (sold) call option gives the seller the obligation to sell shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the reference asset appreciates above the strike price and the holder exercises the call option, the Fund will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset declines in value, the call option may end up worthless and the Fund retains the premium. The call options written by the Fund will be collateralized by the Fund’s equity holdings at the time the Fund sells the options.
•Put Options. When the Fund purchases a put option, the Fund pays an amount (premium) to acquire the right to sell shares of a reference asset at a strike price until the expiration date. In the event the reference asset declines in value below the strike price and the Fund exercises its put option, the Fund will be entitled to receive the difference between the value of the reference asset and the strike price (which gain is offset by the premium originally paid by the Fund), and in the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss is limited to the amount of premium it paid.
The options purchased or sold by the Fund will typically have an expiration date approximately one-month from the time of purchase or sale. The Fund expects the total value of the call options and the total value of the put options to each be up to 100% of the Fund’s net assets. The Fund will use a portion of the premium received from writing call options to purchase put options. Call options written by the Fund will typically have a strike price that is at, near, or higher than the current price of the reference asset, and put options purchased by the Fund will typically have a strike price that is lower (in some cases, significantly lower) than the current price of the reference asset. In addition, both the call and put options will be traded on a national securities exchange and be settled in cash.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Additionally, the Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities, or derivative instruments linked to securities, of companies that are included in the Fund’s Reference Index.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”
•Collared Options Strategy Risk. Writing and buying options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the reference asset, which may be magnified by certain features of the options. When selling a call option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the reference asset is above the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s reference asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the reference asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the reference asset.
The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the Fund’s equity holdings. If the price of the reference asset of a written call option rises above its strike price, the value of the option and, consequently, the Fund may decline significantly more than if the Fund invested solely in the reference asset instead of using options. Similarly, if the price of the reference asset of a purchased put option remains above its strike price, the option may become worthless, and, consequently the value of the Fund may decline significantly more than if the Fund invested solely in the reference asset instead of using options.
•Correlation Risk. The Fund expects to invest a portion of its assets to replicate the holdings of the Nasdaq-100, and the Fund’s sub-adviser does not expect to sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Nasdaq-100. Although the Fund expects to invest a portion of its assets to replicate the holdings of the Nasdaq-100, the performance of such portion of the Fund and the Nasdaq-100 may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Nasdaq-100. In addition, the Fund may not be fully invested in the securities of the Nasdaq-100 at all times or may hold securities not included in the Nasdaq-100.
•Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
•Depositary Receipt Risk. American Depositary Receipts (“ADRs”) involve risks similar to those associated with investments in foreign securities and certain additional risks. ADRs listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. When the Fund invests in ADRs as a substitute for a direct investment in the underlying foreign shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the underlying foreign shares.
•Derivatives Risk. The Fund invests in options that derive their performance from the performance of an underlying reference asset. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may have investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their reference asset, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.
•Emerging Markets Risk. The Fund may have exposure to companies domiciled or doing business in emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Emerging markets may be more prone to political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the global pandemic caused by COVID-19, a novel coronavirus, and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, has had negative impacts, and in many cases severe impacts, on markets worldwide. The COVID-19 pandemic has caused prolonged disruptions to the normal business operations of companies around the world and the impact of such disruptions is hard to predict. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.

•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
•Foreign Investment Risk. Because of the Fund’s investment in non-U.S. companies, changes in foreign economies and political climates are more likely to affect the Fund than a fund that invests exclusively in U.S. companies. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.
•High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
•Industry Exposure Risk. From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries). To the extent the Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry, or group of industries, the Fund may be more vulnerable to adverse events affecting such issuer, industry, or group of industries than if the Fund’s investments were more broadly diversified. The Fund’s industry exposure is expected to vary over time based on the composition of the Reference Index.
•Limited Operating History. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
•Management Risk. The Fund is actively-managed and may or may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.
•Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Model and Data Risk. The sub-adviser will make use of quantitative models and information and data supplied by third parties to, among other things, help determine the strike prices of the Fund’s options positions. To the extent the models used by the sub-adviser or the information and data supplied by third parties are incorrect or incomplete, the decisions made by the sub-adviser in reliance thereon will expose the Fund to potential risks and could lead to the Fund incurring losses on its investments.
•Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Communications Services Sector Risk. Communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies. Companies in the communications services sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications (including with 5G and other technologies), product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
•Tax Risk. The Fund expects to generate premiums from its sale of call options. These options are expected to result in capital gains or losses for federal income tax purposes and may be subject to mark-to-market rules. These gains or losses will be wholly or partly long-term or short-term depending on the nature of the options sold by the Fund and will take into account premiums generated. In addition, stocks that are hedged with put options may not be eligible for long-term capital gains tax treatment. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury Regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment and would not be eligible for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions. The Fund is not designed for investors seeking a tax efficient investment.
•Tracking Stock Risk. Tracking stock is a separate class of common stock designed to “track” the performance of a specific unit or operating division within a larger company. As a result, a tracking stock’s value may decline even if the common stock of the larger company increases in value. Tracking stocks share many of the same investing risks as common stocks, but the holders of tracking stock may not share the same rights as holders of a company’s common stock.

Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.etf.nationwide.com.

Calendar Year Total Return

For the year-to-date period ended September 30, 2021, the Fund’s total return was 5.51%.
During the period shown in the bar chart, the Fund’s highest quarterly return was 16.13% for the quarter ended June 30, 2020 and the lowest quarterly return was -3.42% for the quarter ended September 30, 2020.
Average Annual Total Returns
For the Period Ended December 31, 2020

Nationwide Nasdaq-100® Risk-Managed Income ETF	1 Year	Since Inception (12/19/19)
Return Before Taxes	19.15%	19.11%
Return After Taxes on Distributions	19.10%	18.88%
Return After Taxes on Distributions and Sale of Shares	11.37%	14.43%
CBOE S&P 500 Zero-Cost Put Spread Collar Index (reflects no deduction for fees, expenses, or taxes)	9.02%	8.75%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Portfolio Management

Adviser	Nationwide Fund Advisors (the “Adviser”)
Sub-Adviser	Harvest Volatility Management, LLC (“Harvest” or the “Sub-Adviser”)
Portfolio Managers	Curt Brockelman, Managing Partner, Co-Founder, and Chief Risk Officer at Harvest, has managed the Fund since December 2020, and Troy Cates, Managing Director and Portfolio Manager at Harvest, and Garrett Paolella, Managing Director and Portfolio Manager at Harvest, have managed the Fund since its inception in December 2019.
Purchase and Sale of Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.etf.nationwide.com
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

NATIONWIDE S&P 500 RISK-MANAGED INCOME ETF
Investment Objective
The Nationwide S&P 500 Risk-Managed Income ETF (the “Fund”) seeks current income with downside protection.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.68%

*Estimated for the current fiscal year.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$69	3 Years:	$218
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategy
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective principally by investing in a portfolio of the stocks included in the S&P 500® Index (the “S&P 500” or the “Reference Index”) and an options collar (i.e., a mix of written (sold) call options and long (bought) put options) on the S&P 500. The Fund seeks to generate high current income on a monthly basis from a combination of the dividends received from the Fund’s equity holdings and the premiums earned from the options collar. The options collar seeks to generate a net-credit, meaning that the premium received from the sale of the call options will be greater than the cost of buying the protective put options. The options collar is intended to reduce the Fund’s volatility and provide a measure of downside protection.
The S&P 500 consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization. As of October 29, 2021, the S&P 500 had significant exposure to companies in the information technology sector. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index concentrates in an industry or group of industries.
The Fund will generally use a “replication” strategy to invest in the S&P 500, meaning the Fund will generally invest in all of the component securities of the S&P 500 in the same approximate proportions as in the S&P 500. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the S&P 500 whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the S&P 500 as a whole, when the Fund’s sub-adviser believes it is in the best interest of the Fund (e.g., when replicating the S&P 500 involves practical difficulties or substantial costs, a S&P 500 constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the S&P 500).

The Fund’s sub-adviser generally utilizes a proprietary, systematic model to manage the Fund’s options positions in an objective, rules-based manner, although the sub-adviser may actively manage the written call options prior to expiration to potentially capture gains and minimize losses due to the movement of the S&P 500.
The Fund’s options collar strategy typically consists of two components: (i) selling call options on the S&P 500 or another reference asset representing U.S. equity securities on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy put options on the same reference asset(s) to “hedge” or mitigate the downside risk associated with owning equity securities.
•Call Options. A written (sold) call option gives the seller the obligation to sell shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the reference asset appreciates above the strike price and the holder exercises the call option, the Fund will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset declines in value, the call option may end up worthless and the Fund retains the premium. The call options written by the Fund will be collateralized by the Fund’s equity holdings at the time the Fund sells the options.
•Put Options. When the Fund purchases a put option, the Fund pays an amount (premium) to acquire the right to sell shares of a reference asset at a strike price until the expiration date. In the event the reference asset declines in value below the strike price and the Fund exercises its put option, the Fund will be entitled to receive the difference between the value of the reference asset and the strike price (which gain is offset by the premium originally paid by the Fund), and in the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss is limited to the amount of premium it paid.
The options purchased or sold by the Fund will typically have an expiration date approximately one-month from the time of purchase or sale. The Fund expects the total value of the call options and the total value of the put options to each be up to 100% of the Fund’s net assets. The Fund will use a portion of the premium received from writing call options to purchase put options. Call options written by the Fund will typically have a strike price that is at, near, or higher than the current price of the reference asset, and put options purchased by the Fund will typically have a strike price that is lower (in some cases, significantly lower) than the current price of the reference asset. In addition, both the call and put options will be traded on a national securities exchange and be settled in cash.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Additionally, the Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities, or derivative instruments linked to securities, of companies that are included in the Fund’s Reference Index.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund.”
•Collared Options Strategy Risk. Writing and buying options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the reference asset, which may be magnified by certain features of the options. When selling a call option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the reference asset is above the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s reference asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the reference asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the reference asset.

The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the Fund’s equity holdings. If the price of the reference asset of a written call option rises above its strike price, the value of the option and, consequently, the Fund may decline significantly more than if the Fund invested solely in the reference asset instead of using options. Similarly, if the price of the reference asset of a purchased put option remains above its strike price, the option may become worthless, and, consequently the value of the Fund may decline significantly more than if the Fund invested solely in the reference asset instead of using options.
•Correlation Risk. The Fund expects to invest a portion of its assets to replicate the holdings of the S&P 500, and the Fund’s sub-adviser does not expect to sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the S&P 500. Although the Fund expects to invest a portion of its assets to replicate the holdings of the S&P 500, the performance of such portion of the Fund and the S&P 500 may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the S&P 500. In addition, the Fund may not be fully invested in the securities of the S&P 500 at all times or may hold securities not included in the S&P 500.
•Derivative Securities Risks. The Fund invests in options that derive their performance from the performance of an underlying equity security. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their underlying security, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the global pandemic caused by COVID-19, a novel coronavirus, and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, has had negative impacts, and in many cases severe impacts, on markets worldwide. The COVID-19 pandemic has caused prolonged disruptions to the normal business operations of companies around the world and the impact of such disruptions is hard to predict. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
•Industry Exposure Risk. From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries). To the extent the Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry, or group of industries, the Fund may be more vulnerable to adverse events affecting such issuer, industry, or group of industries than if the Fund’s investments were more broadly diversified. The Fund’s industry exposure is expected to vary over time based on the composition of the Reference Index.
•Management Risk. The Fund is actively-managed and may or may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.
•Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
•Model and Data Risk. The sub-adviser will make use of quantitative models and information and data supplied by third parties to, among other things, help determine the strike prices of the Fund’s options positions. To the extent the models used by the sub-adviser or the information and data supplied by third parties are incorrect or incomplete, the decisions made by the sub-adviser in reliance thereon will expose the Fund to potential risks and could lead to the Fund incurring losses on its investments.
•New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

•Tax Risk. The Fund expects to generate premiums from its sale of call options. These options are expected to result in capital gains or losses for federal income tax purposes and may be subject to mark-to-market rules. These gains or losses will be wholly or partly long-term or short-term depending on the nature of the options sold by the Fund and will take into account premiums generated. In addition, stocks that are hedged with put options may not be eligible for long-term capital gains tax treatment. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury Regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment and would not be eligible for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions. The Fund is not designed for investors seeking a tax efficient investment.
•Tracking Stock Risk. Tracking stock is a separate class of common stock designed to “track” the performance of a specific unit or operating division within a larger company. As a result, a tracking stock’s value may decline even if the common stock of the larger company increases in value. Tracking stocks share many of the same investing risks as common stocks, but the holders of tracking stock may not share the same rights as holders of a company’s common stock.
Performance
The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is also available on the Fund’s website at www.etf.nationwide.com.
Portfolio Management

Adviser	Nationwide Fund Advisors (the “Adviser”)
Sub-Adviser	Harvest Volatility Management, LLC (“Harvest” or the “Sub-Adviser”)
Portfolio Managers
Curt Brockelman, Managing Partner, Co-Founder, Portfolio Manager, and Chief Risk Officer at Harvest, Troy Cates, Managing Director and Portfolio Manager at Harvest, and Garrett Paolella, Managing Director and Portfolio Manager at Harvest, have managed the Fund since its inception in December 2021.

Purchase and Sale of Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.etf.nationwide.com
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

NATIONWIDE DOW JONES RISK-MANAGED INCOME ETF
Investment Objective
The Nationwide Dow Jones Risk-Managed Income ETF (the “Fund”) seeks current income with downside protection.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.68%

*Estimated for the current fiscal year.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$69	3 Years:	$218
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategy
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective principally by investing in a portfolio of the stocks included in the Dow Jones Industrial Average® (the “Dow Jones” or the “Reference Index”) and an options collar (i.e., a mix of written (sold) call options and long (bought) put options) on the Dow Jones. The Fund seeks to generate high current income on a monthly basis from a combination of the dividends received from the Fund’s equity holdings and the premiums earned from the options collar. The options collar seeks to generate a net-credit, meaning that the premium received from the sale of the call options will be greater than the cost of buying the protective put options. The options collar is intended to reduce the Fund’s volatility and provide a measure of downside protection.
The Dow Jones is a price-weighted index comprised of the stocks of 30 U.S. blue-chip companies (i.e., well-known, established companies). As of October 29, 2021, the Dow Jones had significant exposure to companies in the information technology, health care and financial sectors. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index concentrates in an industry or group of industries.
The Fund will generally use a “replication” strategy to invest in the Dow Jones, meaning the Fund will generally invest in all of the component securities of the Dow Jones in the same approximate proportions as in the Dow Jones. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Dow Jones whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Dow Jones as a whole, when the Fund’s sub-adviser believes it is in the best interest of the Fund (e.g., when replicating the Dow Jones involves practical difficulties or substantial costs, a Dow Jones constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Dow Jones).

The Fund’s sub-adviser generally utilizes a proprietary, systematic model to manage the Fund’s options positions in an objective, rules-based manner, although the sub-adviser may actively manage the written call options prior to expiration to potentially capture gains and minimize losses due to the movement of the Dow Jones.
The Fund’s options collar strategy typically consists of two components: (i) selling call options on the Dow Jones or another reference asset representing U.S. equity securities on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy put options on the same reference asset(s) to “hedge” or mitigate the downside risk associated with owning equity securities.
•Call Options. A written (sold) call option gives the seller the obligation to sell shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the reference asset appreciates above the strike price and the holder exercises the call option, the Fund will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset declines in value, the call option may end up worthless and the Fund retains the premium. The call options written by the Fund will be collateralized by the Fund’s equity holdings at the time the Fund sells the options.
•Put Options. When the Fund purchases a put option, the Fund pays an amount (premium) to acquire the right to sell shares of a reference asset at a strike price until the expiration date. In the event the reference asset declines in value below the strike price and the Fund exercises its put option, the Fund will be entitled to receive the difference between the value of the reference asset and the strike price (which gain is offset by the premium originally paid by the Fund), and in the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss is limited to the amount of premium it paid.
The options purchased or sold by the Fund will typically have an expiration date approximately one-month from the time of purchase or sale. The Fund expects the total value of the call options and the total value of the put options to each be up to 100% of the Fund’s net assets. The Fund will use a portion of the premium received from writing call options to purchase put options. Call options written by the Fund will typically have a strike price that is at, near, or higher than the current price of the reference asset, and put options purchased by the Fund will typically have a strike price that is lower (in some cases, significantly lower) than the current price of the reference asset. In addition, both the call and put options will be traded on a national securities exchange and be settled in cash.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Additionally, the Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities, or derivative instruments linked to securities, of companies that are included in the Fund’s Reference Index.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund.”
•Collared Options Strategy Risk. Writing and buying options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the reference asset, which may be magnified by certain features of the options. When selling a call option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the reference asset is above the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s reference asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the reference asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the reference asset.
The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the Fund’s equity holdings. If the price of the reference asset of a written call option rises above its strike price, the value of the option and, consequently, the Fund may decline significantly more than if the Fund invested solely in the reference asset instead of using options. Similarly, if the price of the reference asset of a purchased put option remains above its strike price, the option may become worthless, and, consequently the value of the Fund may decline significantly more than if the Fund invested solely in the reference asset instead of using options.
•Correlation Risk. The Fund expects to invest a portion of its assets to replicate the holdings of the Dow Jones, and the Fund’s sub-adviser does not expect to sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Dow Jones. Although the Fund expects to invest a portion of its assets to replicate the holdings of the Dow Jones, the performance of such portion of the Fund and the Dow Jones may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Dow Jones. In addition, the Fund may not be fully invested in the securities of the Dow Jones at all times or may hold securities not included in the Dow Jones.
•Derivative Securities Risks. The Fund invests in options that derive their performance from the performance of an underlying equity security. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their underlying security, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the global pandemic caused by COVID-19, a novel coronavirus, and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, has had negative impacts, and in many cases severe impacts, on markets worldwide. The COVID-19 pandemic has caused prolonged disruptions to the normal business operations of companies around the world and the impact of such disruptions is hard to predict. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

◦Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
•Industry Exposure Risk. From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries). To the extent the Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry, or group of industries, the Fund may be more vulnerable to adverse events affecting such issuer, industry, or group of industries than if the Fund’s investments were more broadly diversified. The Fund’s industry exposure is expected to vary over time based on the composition of the Reference Index.
•Management Risk. The Fund is actively-managed and may or may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.
•Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
•Model and Data Risk. The sub-adviser will make use of quantitative models and information and data supplied by third parties to, among other things, help determine the strike prices of the Fund’s options positions. To the extent the models used by the sub-adviser or the information and data supplied by third parties are incorrect or incomplete, the decisions made by the sub-adviser in reliance thereon will expose the Fund to potential risks and could lead to the Fund incurring losses on its investments.
•New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Financial Sector Risk. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. Insurance companies, in particular, may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law and/or rate regulation, which may have an adverse impact on their profitability. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
◦Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, an increased emphasis on the delivery of healthcare through outpatient services, loss or impairment of intellectual property rights and litigation regarding product or service liability.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
•Tax Risk. The Fund expects to generate premiums from its sale of call options. These options are expected to result in capital gains or losses for federal income tax purposes and may be subject to mark-to-market rules. These gains or losses will be wholly or partly long-term or short-term depending on the nature of the options sold by the Fund and will take into account premiums generated. In addition, stocks that are hedged with put options may not be eligible for long-term capital gains tax treatment. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury Regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment and would not be eligible for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions. The Fund is not designed for investors seeking a tax efficient investment.
•Tracking Stock Risk. Tracking stock is a separate class of common stock designed to “track” the performance of a specific unit or operating division within a larger company. As a result, a tracking stock’s value may decline even if the common stock of the larger company increases in value. Tracking stocks share many of the same investing risks as common stocks, but the holders of tracking stock may not share the same rights as holders of a company’s common stock.
Performance
The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is also available on the Fund’s website at www.etf.nationwide.com.
Portfolio Management

Adviser	Nationwide Fund Advisors (the “Adviser”)
Sub-Adviser	Harvest Volatility Management, LLC (“Harvest” or the “Sub-Adviser”)
Portfolio Managers
Curt Brockelman, Managing Partner, Co-Founder, Portfolio Manager, and Chief Risk Officer at Harvest, Troy Cates, Managing Director and Portfolio Manager at Harvest, and Garrett Paolella, Managing Director and Portfolio Manager at Harvest, have managed the Fund since its inception in December 2021.

Purchase and Sale of Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.etf.nationwide.com
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

NATIONWIDE RUSSELL 2000 RISK-MANAGED INCOME ETF
Investment Objective
The Nationwide Russell 2000 Risk-Managed Income ETF (the “Fund”) seeks current income with downside protection.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.68%

*Estimated for the current fiscal year.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$69	3 Years:	$218
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategy
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective principally by investing in a portfolio of the stocks included in the Russell 2000® Index (the “Russell 2000” or the “Reference Index") and an options collar (i.e., a mix of written (sold) call options and long (bought) put options) on the Russell 2000. The Fund seeks to generate high current income on a monthly basis from a combination of the dividends received from the Fund’s equity holdings and the premiums earned from the options collar. The options collar seeks to generate a net-credit, meaning that the premium received from the sale of the call options will be greater than the cost of buying the protective put options. The options collar is intended to reduce the Fund’s volatility and provide a measure of downside protection.
The Russell 2000 measures the performance of approximately 2,000 U.S. small capitalization companies. As of September 30, 2021, the Russell 2000 had significant exposure to companies in the health care sector. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index concentrates in an industry or group of industries.
The Fund will generally use a “replication” strategy to invest in the Russell 2000, meaning the Fund will generally invest in all of the component securities of the Russell 2000 in the same approximate proportions as in the Russell 2000. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Russell 2000 whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Russell 2000 as a whole, when the Fund’s sub-adviser believes it is in the best interest of the Fund (e.g., when replicating the Russell 2000 involves practical difficulties or substantial costs, a Russell 2000 constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Russell 2000).

The Fund’s sub-adviser generally utilizes a proprietary, systematic model to manage the Fund’s options positions in an objective, rules-based manner, although the sub-adviser may actively manage the written call options prior to expiration to potentially capture gains and minimize losses due to the movement of the Russell 2000.
The Fund’s options collar strategy typically consists of two components: (i) selling call options on the Russell 2000 or another reference asset representing U.S. equity securities on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy put options on the same reference asset(s) to “hedge” or mitigate the downside risk associated with owning equity securities.
•Call Options. A written (sold) call option gives the seller the obligation to sell shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the reference asset appreciates above the strike price and the holder exercises the call option, the Fund will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset declines in value, the call option may end up worthless and the Fund retains the premium. The call options written by the Fund will be collateralized by the Fund’s equity holdings at the time the Fund sells the options.
•Put Options. When the Fund purchases a put option, the Fund pays an amount (premium) to acquire the right to sell shares of a reference asset at a strike price until the expiration date. In the event the reference asset declines in value below the strike price and the Fund exercises its put option, the Fund will be entitled to receive the difference between the value of the reference asset and the strike price (which gain is offset by the premium originally paid by the Fund), and in the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss is limited to the amount of premium it paid.
The options purchased or sold by the Fund will typically have an expiration date approximately one-month from the time of purchase or sale. The Fund expects the total value of the call options and the total value of the put options to each be up to 100% of the Fund’s net assets. The Fund will use a portion of the premium received from writing call options to purchase put options. Call options written by the Fund will typically have a strike price that is at, near, or higher than the current price of the reference asset, and put options purchased by the Fund will typically have a strike price that is lower (in some cases, significantly lower) than the current price of the reference asset. In addition, both the call and put options will be traded on a national securities exchange and be settled in cash.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Additionally, the Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities, or derivative instruments linked to securities, of companies that are included in the Fund’s Reference Index.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund.”
•Collared Options Strategy Risk. Writing and buying options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the reference asset, which may be magnified by certain features of the options. When selling a call option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the reference asset is above the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s reference asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the reference asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the reference asset.
The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the Fund’s equity holdings. If the price of the reference asset of a written call option rises above its strike price, the value of the option and, consequently, the Fund may decline significantly more than if the Fund invested solely in the reference asset instead of using options. Similarly, if the price of the reference asset of a purchased put option remains above its strike price, the option may become worthless, and, consequently the value of the Fund may decline significantly more than if the Fund invested solely in the reference asset instead of using options.
•Correlation Risk. The Fund expects to invest a portion of its assets to replicate the holdings of the Russell 2000, and the Fund’s sub-adviser does not expect to sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Russell 2000. Although the Fund expects to invest a portion of its assets to replicate the holdings of the Russell 2000, the performance of such portion of the Fund and the Russell 2000 may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Russell 2000. In addition, the Fund may not be fully invested in the securities of the Russell 2000 at all times or may hold securities not included in the Russell 2000.
•Derivative Securities Risks. The Fund invests in options that derive their performance from the performance of an underlying equity security. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their underlying security, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the global pandemic caused by COVID-19, a novel coronavirus, and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, has had negative impacts, and in many cases severe impacts, on markets worldwide. The COVID-19 pandemic has caused prolonged disruptions to the normal business operations of companies around the world and the impact of such disruptions is hard to predict. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

◦Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
•Industry Exposure Risk. From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries). To the extent the Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry, or group of industries, the Fund may be more vulnerable to adverse events affecting such issuer, industry, or group of industries than if the Fund’s investments were more broadly diversified. The Fund’s industry exposure is expected to vary over time based on the composition of the Reference Index.
•Management Risk. The Fund is actively-managed and may or may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.
•Market Capitalization Risk.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
•Model and Data Risk. The sub-adviser will make use of quantitative models and information and data supplied by third parties to, among other things, help determine the strike prices of the Fund’s options positions. To the extent the models used by the sub-adviser or the information and data supplied by third parties are incorrect or incomplete, the decisions made by the sub-adviser in reliance thereon will expose the Fund to potential risks and could lead to the Fund incurring losses on its investments.
•New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, an increased emphasis on the delivery of healthcare through outpatient services, loss or impairment of intellectual property rights and litigation regarding product or service liability.
•Tax Risk. The Fund expects to generate premiums from its sale of call options. These options are expected to result in capital gains or losses for federal income tax purposes and may be subject to mark-to-market rules. These gains or losses will be wholly or partly long-term or short-term depending on the nature of the options sold by the Fund and will take into account premiums generated. In addition, stocks that are hedged with put options may not be eligible for long-term capital gains tax treatment. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury Regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment and would not be eligible for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions. The Fund is not designed for investors seeking a tax efficient investment.
•Tracking Stock Risk. Tracking stock is a separate class of common stock designed to “track” the performance of a specific unit or operating division within a larger company. As a result, a tracking stock’s value may decline even if the common stock of the larger company increases in value. Tracking stocks share many of the same investing risks as common stocks, but the holders of tracking stock may not share the same rights as holders of a company’s common stock.
Performance
The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is also available on the Fund’s website at www.etf.nationwide.com.
Portfolio Management

Adviser	Nationwide Fund Advisors (the “Adviser”)
Sub-Adviser	Harvest Volatility Management, LLC (“Harvest” or the “Sub-Adviser”)
Portfolio Managers
Curt Brockelman, Managing Partner, Co-Founder, Portfolio Manager, and Chief Risk Officer at Harvest, Troy Cates, Managing Director and Portfolio Manager at Harvest, and Garrett Paolella, Managing Director and Portfolio Manager at Harvest, have managed the Fund since its inception in December 2021.

Purchase and Sale of Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.etf.nationwide.com
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
ADDITIONAL INFORMATION ABOUT THE INDEXES
Each Index is calculated by an independent third-party calculation agent that is not affiliated with the applicable Fund, its adviser, its sub-adviser, its distributor, or any of their affiliates. An Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index at its sole discretion.
Rothschild & Co Risk Based Investments LLC (“RRBI”)
RRBI, the index provider for the Nationwide Risk‐Based U.S. Equity ETF (the “Risk-Based U.S. Fund”) and the Nationwide Risk‐Based International Equity ETF (the “Risk-Based International Fund” and, together with the Risk-Based U.S. Fund, the “Risk-Based

Funds”), is a wholly-owned subsidiary of Rothschild Co. RRBI is not affiliated with the Risk-Based Funds or their investment adviser, sub-adviser, or distributor.
Risk contribution is a quantitative measure that communicates how total portfolio risk decomposes into various portfolio constituents, (i.e., securities, and is based on marginal risk contribution).
Marginal risk contribution calculations seek to identify the increase in variability of a portfolio’s returns from the addition of a security to such portfolio. For purposes of the Indexes underlying the Risk-Based Funds, such calculations are based on the volatility and correlation of the relevant securities for the most recent one-year calculation period.
Rothschild & Co Risk-Based US Index (the “Risk-Based US Index”)
The Risk-Based US Index universe consists of common stocks with a primary listing on the New York Stock Exchange (“NYSE”) (including NYSE Arca and NYSE MKT), the NASDAQ Global Select Market, the NASDAQ Select Market, and the NASDAQ Capital Market. The free-float market capitalization (i.e., market capitalization based on the number of shares available to the public) of each security is used to determine the eligible company size to be included in the Index’s Eligible Universe.
Rothschild & Co Risk-Based International Index (the “Risk-Based International Index”)
The Risk-Based International Index universe consists of common stocks with a primary listing on developed market exchanges outside of North America. The largest equity securities in each country, based on each security’s free-float market capitalization, and the specific listing exchanges eligible to be included in the Index’s Eligible Universe are as listed in the table below.

Primary Listing Country	Listing Exchange(s)	Maximum Number of Securities in the Eligible Universe
Australia	Australian Securities Exchange (ASE)	25
Austria	Vienna Stock Exchange	5
Belgium	NYSE EURONEXT Brussels	10
Denmark	NASDAQ OMX Copenhagen	15
Finland	NASDAQ OMX Helsinki	5
France	NYSE EURONEXT Paris	40
Germany	Frankfurt Stock Exchange, Xetra	45
Hong Kong	Stock Exchange of Hong Kong	10
Ireland	Irish Stock Exchange (Dublin)	5
Italy	Borsa Italiana	15
Japan	Tokyo Stock Exchange, Nagoya Stock Exchange	120
Netherlands	NYSE EURONEXT Amsterdam	15
Norway	Oslo Bors	5
Portugal	NYSE EURONEXT Lisbon	5
Singapore	Singapore Exchange	10
Spain	Bolsa De Madrid (Madrid), Sociedad de Bolsas (SIBE)	15
Sweden	NASDAQ OMX Stockholm	15
Switzerland	SIX Swiss Exchange (SIX-SW)	20
United Kingdom	London Stock Exchange	70
TOBAM S.A.S.
TOBAM S.A.S. is the index provider for the Nationwide Maximum Diversification U.S. Core Equity ETF (the “MaxDiv U.S. Fund”). TOBAM S.A.S. is not affiliated with the MaxDiv U.S. Fund or its investment adviser, sub-adviser, or distributor.
TOBAM Maximum Diversification USA Index (the “MaxDiv USA Index”)
The Initial Universe of the MaxDiv USA Index is based on TOBAM’s country classification rules, which deem stocks with a primary listing on a U.S. market as companies assigned to the United States.
The free-float adjusted market capitalization of each security as of the last business day of the previous month is used for determining the securities included in the Eligible Universe.
To be included in the Eligible Universe, an equity security must have a median daily traded value greater than $10 million over the most recent three-month period and have been listed for at least three months.

ADDITIONAL INFORMATION ABOUT THE FUNDS
Investment Objectives
Each Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon written notice to shareholders.
Temporary Defensive Positions (Nationwide Nasdaq-100 Risk-Managed Income ETF, Nationwide S&P 500 Risk-Managed Income ETF, Nationwide Dow Jones Risk-Managed Income ETF and Nationwide Russell 2000 Risk-Managed Income ETF (the “Risk-Managed Income Funds”))
To respond to adverse market, economic, political, or other conditions, a Fund may invest up to 100% of its assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents, or other high quality short-term investments. Examples of temporary defensive investments include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements, money market fund shares, and other money market instruments. A Fund also may invest in these types of defensive investments or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment objective.
Manager of Managers Structure
The Funds and the Adviser have received exemptive relief from the SEC permitting the Adviser (subject to certain conditions and the approval of the Funds’ Board of Trustees (the “Board”)) to change or select sub-advisers without obtaining shareholder approval. The relief also permits the Adviser to materially amend the terms of agreements with a sub-adviser (including an increase in the fee paid by the Adviser to the sub-adviser (and not paid by the applicable Fund)) or to continue the employment of a sub-adviser after an event that would otherwise cause the automatic termination of services with Board approval, but without shareholder approval. Shareholders will be notified of any sub-adviser changes.
Principal Investment Strategies
Each Fund has adopted a policy, as described below, to comply with Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”). Such policy has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders. With respect to the policies below, the Funds define “equity securities” to mean common and preferred stocks, rights, warrants, depositary receipts, equity interests in real estate investment trusts (“REITs”), and master limited partnerships.
Under normal circumstances, at least 80% of the net assets, plus borrowings for investment purposes, of each of the Risk-Based U.S. Fund and MaxDiv U.S. Fund will be invested in equity securities that are principally traded in the United States.
Under normal circumstances, at least 80% of the net assets, plus borrowings for investment purposes, of the Risk-Based International Fund will be invested in equity securities that are principally traded in Europe, Australasia, or the Far East.
Under normal circumstances, at least 80% of the net assets, plus borrowings for investment purposes, of each Risk-Managed Income Fund will be invested in securities, or derivative instruments linked to securities, of companies that are included in such Fund’s Reference Index.
Principal Investment Risks
This section provides additional information regarding the principal risks described in each Fund Summary. As in each Fund Summary, the principal risks below are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk described below is considered a “principal risk” of investing in the applicable Fund, regardless of the order in which it appears. Each of the factors below could have a negative impact on the applicable Fund’s performance and trading prices. Each risk applies to each Fund unless otherwise specified.
•Collared Options Strategy Risk (Risk-Managed Income Funds only). Writing and buying options are speculative activities and entail greater than ordinary investment risks. Each Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the reference asset, which may be magnified by certain features of the options. When selling a call option, a Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the reference asset is above the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s reference asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the reference asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the reference asset.

Each Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the Fund’s equity holdings. If the price of the reference asset of a written call option rises above its strike price, the value of the option and, consequently, a Fund, may decline significantly more than if the Fund invested solely in the reference asset instead of using options. Similarly, if the price of the reference asset of a purchased put option remains above its strike price, the option may become worthless, and, consequently the value of a Fund may decline significantly more than if the Fund invested solely in the reference asset instead of using options.
•Correlation Risk (Risk-Managed Income Funds only). Each Fund expects to invest a portion of its assets to replicate the holdings of the applicable Reference Index, and the Fund’s sub-adviser does not expect to sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the applicable Reference Index. Although each Fund expects to invest a portion of its assets to replicate the holdings of the applicable Reference Index, the performance of such portion of the Fund and the applicable Reference Index may differ from each other for a variety of reasons. For example, a Fund incurs operating expenses and portfolio transaction costs not incurred by the applicable Reference Index. In addition, a Fund may not be fully invested in the securities of the applicable Reference Index at all times or may hold securities not included in the applicable Reference Index. The use of sampling techniques may affect the Fund’s ability to achieve close correlation between the portion of the Fund invested in the applicable Reference Index constituents and the applicable Reference Index itself.
•Currency Exchange Rate Risk (Risk-Based International Fund and Nasdaq-100 Risk-Managed Income Fund only). Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of each Fund’s investments and the value of your Shares. Because each Fund’s NAV is determined based on U.S. dollars, the U.S. dollar value of your investment in a Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in a Fund’s holdings goes up. Conversely, the dollar value of your investment in a Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning, and you may lose money.
•Depositary Receipt Risk (Risk-Based International Fund and Nasdaq-100 Risk-Managed Income Fund only). Each Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. Sponsored ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. GDRs are similar to ADRs but may be issued in bearer form and are typically offered for sale globally and held by a foreign branch of an international bank. The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. The underlying securities of the ADRs and GDRs in a Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of a Fund’s portfolio. In addition, because the underlying securities of ADRs and GDRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs and GDRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares.
•Derivatives Risk (Risk-Managed Income Funds only). Each Fund may invest in derivatives, which are financial instruments that derive their performance from the performance of an underlying security or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of a Fund. Each Fund could experience a loss if derivatives do not perform as anticipated, the derivatives are not correlated with the performance of other investments which are used to hedge, or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•Emerging Markets Risk (Nasdaq-100 Risk-Managed Income Fund only). The Fund may have exposure to emerging markets. Investing in companies doing business in emerging markets will, among other things, expose the Fund to all the risks described below in the “Foreign Securities Risk” section. However, there are greater risks involved in investing in emerging market countries and/or their securities markets than there are in more developed countries and/or markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of a Fund to buy, sell, receive or deliver these securities.
•Equity Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.
Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and in many cases unprecedented volatility and severe losses due to the global pandemic caused by COVID‑19, a novel coronavirus. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, supply chain disruptions, and so-called “stay-at-home” orders throughout much of the United States and many other countries. The fall-out from these disruptions has included the rapid closure of businesses deemed “non-essential” by federal, state, or local governments and rapidly increasing unemployment, as well as greatly reduced liquidity for certain instruments at times. Some sectors of the economy and individual issuers have experienced particularly large losses. Such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve have taken extraordinary actions to support the domestic economy and financial markets, resulting in very low interest rates and in some cases negative yields. It is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could result in disruptions in the trading markets, increased premiums or discounts to the Fund’s NAV, and adverse effects on Fund performance.
•ETF Risks. Each Fund is an ETF, and, because of an ETF’s structure, is exposed to the following risks:
◦APs, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk (Risk-Managed Income Funds only). Each Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, a Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by a Fund and negatively impact Fund performance.
◦Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Risk-Based International Fund and Nasdaq-100 Risk-Managed Income Fund (the “Foreign Funds”) may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Foreign Funds are likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500® Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•Foreign Securities Risk (Risk-Based International Fund and Nasdaq-100 Risk-Managed Income Fund only). Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Since foreign exchanges may be open on days when a Fund does not price its Shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments.
•Geographic Investment Risk (Risk-Based International Fund only). To the extent that the Fund’s Index invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.
◦Risks Related to Investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (“EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.

The UK formally exited from the EU on January 31, 2020 (known as “Brexit”), and effective December 31, 2020, the UK ended a transition period during which it continued to abide by the EU’s rules and the UK’s trade relationships with the EU were generally unchanged. Following this transition period, the impact on the UK and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, Europe and globally, which may adversely affect the value of the Fund’s investments.
◦Risks Related to Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
•High Portfolio Turnover (Risk-Managed Income Funds only). Each Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause a Fund’s performance to be less than you expect.
•Industry Exposure Risk (Risk-Managed Income Funds only). From time to time, a Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries). To the extent a Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry, or group of industries, the Fund may be more vulnerable to adverse events affecting such issuer, industry, or group of industries than if the Fund’s investments were more broadly diversified. A Fund’s industry exposure is expected to vary over time based on the composition of the Reference Index.
•Management Risk (Risk-Managed Income Funds only). Each Fund is actively-managed and may or may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.
•Market Capitalization Risk.
◦Large-Capitalization Investing (All Funds, except Russell 2000 Risk-Managed Income Fund). The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Small-Capitalization Investing (Russell 2000 Risk-Managed Income Fund only). The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
•Model and Data Risk - Active Funds (Risk-Managed Income Funds only). The sub-adviser will make use of quantitative models and information and data supplied by third parties to, among other things, help determine the strike prices of each Fund’s options positions. To the extent the models used by the sub-adviser or the information and data supplied by third parties are incorrect or incomplete, the decisions made by the sub-adviser in reliance thereon will expose a Fund to potential risks and could lead to the Fund incurring losses on its investments.
•Models and Data Risk - Index Funds (Risk-Based Funds and MaxDiv U.S. Fund (collectively, the “Index Funds”) only). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Indexes and the Funds to potential risks. Some of the models used to construct each Index are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for a Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

•New Fund Risk (S&P 500 Risk-Managed Income Fund, Dow Jones Risk-Managed Income Fund and Russell 2000 Risk-Managed Income Fund only). Each Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
•Non-Diversification Risk (Risk-Managed Income Funds only). Although each Fund intends to invest in a variety of securities and instruments, each Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, each Fund intends to satisfy the diversification requirements for qualifying as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
•Passive Investment Risk (Index Funds only). Each Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. Each Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, a Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index. The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause a Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.
•Portfolio Turnover Risk (Risk-Based Funds only). Each Fund may trade all or a significant portion of the securities in its portfolio in connection with each rebalance and reconstitution of the Index. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in a Fund due to an increase in short-term capital gains.
•Preferred Securities Risk (MaxDiv U.S. Fund only). Preferred securities are subject to risks associated with both equity and debt instruments. Because many preferred securities allow the issuer to convert its preferred stock into common stock, preferred securities are often sensitive to declining common stock values. In addition, certain preferred securities contain provisions that allow an issuer to skip or defer distributions, which may be more likely when the issuer is less able to make dividend payments because of financial difficulties. Preferred securities can also be affected by changes in interest rates, especially if dividends are paid at a fixed rate, and may also include call features in favor of the issuer. In the event of redemptions by the issuer, a Fund may not be able to reinvest the proceeds at comparable or favorable rates of return. Preferred securities are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments and may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.
•Sector Risk. Each Fund’s investing approach may result in an emphasis on certain sectors or sub-sectors of the market at any given time. To the extent a Fund invests more heavily in one sector or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors or sub-sectors. In addition, the value of a Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector or sub-sector of the market may have above-average performance during particular periods but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. A Fund’s performance could also be affected if the sectors or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or sub-sectors may adversely affect performance.
◦Communications Services Sector Risk (Nasdaq-100 Risk-Managed Income Fund only). Communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies. Companies in the communications services sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications (including with 5G and other technologies), product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete.
◦Financial Sector Risk (Dow Jones Risk-Managed Income Fund only). Companies in the financial sector of an economy are often subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector as a whole cannot be predicted.
Certain risks may impact the value of investments in the financial sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financial sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets.
Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. Insurance companies are subject to extensive government regulation in some countries and can be significantly affected by changes in interest rates, general economic conditions, price and marketing competition, the imposition of premium rate caps, or other changes in government regulation or tax law. Different segments of the insurance industry can be significantly affected by mortality and morbidity rates, environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts.
The financial sector is also a target for cyber attacks and may experience technology malfunctions and disruptions. In recent years, cyber attacks and technology failures have become increasingly frequent and have caused significant losses.
◦Health Care Sector Risk (Dow Jones Risk-Managed Income Fund and Russell 2000 Risk-Managed Income Fund only). Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.
◦Information Technology Sector Risk (Nasdaq-100 Risk-Managed Income Fund, S&P 500 Risk-Managed Income Fund and Dow Jones Risk-Managed Income Fund only). Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
•Socially Responsible Investment Risk (MaxDiv U.S. Fund only). Because the methodology of the Index eliminates securities of certain issuers for non-financial reasons, an Index, and consequently a Fund, may underperform the broader equity market or other indices or funds that do not utilize similar criteria when selecting investments.
•Tax Risk (Risk-Managed Income Funds only). Each Fund expects to generate premiums from its sale of call options. These options are expected to result in capital gains or losses for federal income tax purposes and may be subject to mark-to-market rules. These gains or losses will be wholly or partly long-term or short-term depending on the nature of the options sold by a Fund and will take into account premiums generated. In addition, stocks that are hedged with put options may not be eligible for long-term capital gains. If positions held by a Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury Regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment and would not be eligible for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of a Fund’s gains and losses with respect to straddle positions by requiring, among other things, that: (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and that are not subject to Code Section 1256 be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Each Fund is not designed for investors seeking a tax efficient investment.

•Tracking Error Risk (Index Funds only). As with all index funds, the performance of each Fund and its respective Index may differ from each other for a variety of reasons. For example, the Funds incur operating expenses and portfolio transaction costs not incurred by an Index. In addition, the Funds may not be fully invested in the securities of their respective Index at all times or may hold securities not included in the Index. A Fund may use a representative sampling strategy to achieve its investment objective, if the Fund’s sub-adviser believes it is in the best interest of the Fund, which generally can be expected to produce a greater non-correlation risk.
•Tracking Stock Risk (Risk-Managed Income Funds only). Tracking stock is a separate class of common stock designed to “track” the performance of a specific unit or operating division within a larger company. As a result, a tracking stock’s value may decline even if the common stock of the larger company increases in value. Tracking stocks share many of the same investing risks as common stocks, but the holders of tracking stock may not share the same rights as holders of a company’s common stock.
PORTFOLIO HOLDINGS INFORMATION
Information about the Funds’ daily portfolio holdings is available at www.etf.nationwide.com. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).
MANAGEMENT
Investment Adviser
Nationwide Fund Advisors serves as the investment adviser and has overall responsibility for the general management and administration of the Fund. Organized in 1999, the Adviser is a wholly-owned subsidiary of Nationwide Financial Services, Inc. and an indirect subsidiary of Nationwide Mutual Insurance Company. The Adviser is located at One Nationwide Plaza, Columbus, Ohio 43215 and is an SEC registered investment adviser.
The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution, and all other services necessary for the Funds to operate. The Adviser provides oversight of the Funds’ sub-advisers, monitoring of each sub-adviser’s buying and selling of securities for the Funds, and review of the sub-advisers’ performance. For the services it provides to the Funds, each Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate based on the applicable Fund’s average daily net assets as set forth in the table below.

Name of Fund	Management Fee
Risk-Based U.S. Fund	0.30%
Risk-Based International Fund	0.42%
MaxDiv U.S. Fund	0.34%
Nasdaq-100 Risk-Managed Income ETF	0.68%
S&P 500 Risk-Managed Income ETF	0.68%
Dow Jones Risk-Managed Income ETF	0.68%
Russell 2000 Risk-Managed Income ETF	0.68%
Under the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b‑1) fees and expenses. The Adviser, in turn, compensates each sub-adviser from the management fee it receives.
The Adviser shall not be liable to the Trust or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions arising out of the Adviser’s willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Advisory Agreement or its reckless disregard of its obligations and duties under the Advisory Agreement.
The basis for the Board’s approval of the Advisory Agreement with respect to the Index Funds and the Nasdaq-100 Risk-Managed Income ETF, is available in the Funds’ Annual Report to Shareholders dated August 31, 2021.
The basis for the Board’s approval of the Advisory Agreement with respect to the S&P 500 Risk-Managed Income ETF, Dow Jones Risk-Managed Income ETF and Russell 2000 Risk-Managed Income ETF will be available in the Funds’ Semi-Annual Report to Shareholders for the period ending February 28, 2022.

Sub-Advisers
Vident Investment Advisory, LLC (Index Funds only)
The Trust and Adviser have retained Vident Investment Advisory, LLC to serve as sub-adviser for the Index Funds. VIA is responsible for the day-to-day management of the Index Funds. VIA, a registered investment adviser, is a wholly-owned subsidiary of Vident Financial, LLC. Its principal office is located at 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009. VIA was formed in 2014 and provides investment advisory services to ETFs, including the Index Funds. VIA is responsible for trading portfolio securities for the Index Funds, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Indexes, subject to the supervision of the Adviser and the Board.
For its services, VIA is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Index Fund as follows:

Name of Fund	Sub-Advisory Fee
Risk-Based U.S. Fund	0.030% on the first $250 million; 0.025% on the next $250 million; and 0.020% on net assets in excess of $500 million
Risk-Based International Fund	0.035% on the first $500 million; and 0.030% on net assets in excess of $500 million
MaxDiv U.S. Fund	0.030% on the first $250 million; 0.025% on the next $250 million; and 0.020% on net assets in excess of $500 million
The basis for the Board’s approval of the investment sub-advisory agreement between the Adviser and VIA with respect to the Index Funds is available in the Funds’ Annual Report to Shareholders dated August 31, 2021.
Harvest Volatility Management, LLC (Risk-Managed Income Funds only)
The Trust and Adviser have retained Harvest Volatility Management, LLC to serve as sub-adviser for the Risk-Managed Income Funds. Harvest is responsible for the day-to-day management of the Funds, including the general management of the investment and reinvestment of the assets of the Funds and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Harvest is a registered investment adviser with its principal office located at 420 Lexington Avenue, Suite 2620, New York, New York 10170.
Harvest is a derivative asset management firm founded in 2008 and provides investment advisory services to individuals and large institutions.
For its services, Harvest is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Risk-Managed Income Fund as follows:

Name of Fund	Sub-Advisory Fee
Nasdaq-100 Risk-Managed Income ETF	0.170% on the Fund’s assets to and including $150 million, 0.224% on the Fund’s assets from $150,000,001 to $300 million, and 0.340% on the Fund’s assets from $300,000,001 and above
S&P 500 Risk-Managed Income Fund Dow Jones Risk-Managed Income Fund Russell 2000 Risk-Managed Income Fund	0.340% on the Fund’s assets to and including $150 million, 0.224% on the Fund’s assets from $150,000,001 to $300 million, and 0.170% on the Fund’s assets from $300,000,001 and above
The basis for the Board’s approval of the investment sub-advisory agreement between the Adviser and Harvest with respect to the Nasdaq-100 Risk-Managed Income ETF is available in the Fund’s Annual Report to Shareholders dated August 31, 2021.
The basis for the Board’s approval of the investment sub-advisory agreement between the Adviser and Harvest with respect to the S&P 500 Risk-Managed Income ETF, Dow Jones Risk-Managed Income ETF and Russell 2000 Risk-Managed Income ETF will be available in the Funds’ Semi-Annual Report to Shareholders for the period ending February 28, 2022.
Portfolio Managers
The Index Funds are jointly and primarily managed by Rafael Zayas, CFA, SVP, Head of Portfolio Management and Trading for VIA, and Austin Wen, CFA, Portfolio Manager for VIA.

Rafael Zayas, CFA, is a portfolio manager for the Index Funds. Mr. Zayas became SVP, Head of Portfolio Management and Trading at VIA in June 2020. From 2017 to 2020, he was Senior Portfolio Manager – International Equity at VIA and has over 15 years of experience that includes managing international equity portfolios, including in emerging and frontier markets. Prior to joining VIA, he was a Portfolio Manager – Direct Investments for seven years at Russell Investments, a global asset manager, where he co-managed more than $4 billion in quantitative strategies across global markets, including the Russell Strategic Call Overwriting Fund, a mutual fund. Mr. Zayas also helped Russell Investments launch its sponsored ETF initiative and advised on index methodologies. Prior to joining Russell Investments, Mr. Zayas was a Portfolio Manager – Equity Indexing at Mellon Capital Management, where he managed assets for internationally listed global equity ETFs. Mr. Zayas graduated with a B.S. in Electrical Engineering from Cornell University and obtained a Certificate in Computational Finance and Risk Management from the University of Washington. He also attained the Chartered Financial Analyst designation in 2010.
Austin Wen, CFA, is a portfolio manager for the Index Funds. Mr. Wen has been a Portfolio Manager of VIA since 2016 and has eight years of investment management experience. His focus at VIA is on portfolio management and trading, risk monitoring and investment analysis. Previously, he was an analyst for Vident Financial beginning in 2014, working on the development and review of investment solutions. He began his career in 2011 as a State Examiner for the Georgia Department of Banking and Finance. Mr. Wen obtained a BA in Finance from the University of Georgia and holds the Chartered Financial Analyst designation.
The Risk-Managed Income Funds are managed by Curt Brockelman, Troy Cates, and Garrett Paolella (collectively, the “Harvest Portfolio Managers”), who are jointly and primarily responsible for the management of the Funds.
Curt Brockelman has over 24 years of research, trading and portfolio management experience. He is the Managing Partner, Co-Founder, Portfolio Manager, and Chief Risk Officer of Harvest, overseeing the firm’s portfolio and operational risk management, and is responsible for the daily management of the firm’s investment and human capital. At Harvest, Curt chairs the board of partners, the risk committee and compensation committee, and is a member of the firm’s investment and audit committees. Prior to founding Harvest in 2008, he was Chief Investment Officer and Portfolio Manager of Perch Bay Partners, LLC a global volatility arbitrage hedge fund, trading index options on global markets. From 1996 to 2003, Curt was a Senior Vice President of Investments at Citigroup. He holds an A.B. in Economics from Duke University.
Troy Cates brings over 20 years of trading and portfolio management experience to his role as Managing Director and Portfolio Manager for Harvest, where he guides development of the firm’s ETF product strategies and industry relationships. Prior to joining Harvest in 2018, Troy served as Managing Director, Head of Trading and Portfolio Manager at Horizons ETF Management U.S. and has enjoyed roles as Partner and Head of Trading at Recon Capital where he oversaw portfolio management and trading for the firm’s ETFs, closed end funds, and separately managed accounts from 2014 to 2017. Previously, he was an Executive Director at MKM Partners, a research, sales, and trading firm, where he was an institutional execution trader and helped launch the firm’s equity derivatives desk. Troy started his career in 1998 working as a market maker at Spencer Trask, a New York City-based venture capital firm. He holds a B.S. in Business Administration from SUNY Albany.
Garrett Paolella is a Managing Director and Portfolio Manager at Harvest Volatility Management, focused on the management and product development within the firm’s ETF business. Prior to joining Harvest, Mr. Paolella served as a Managing Director and the Head of ETFs at Horizons ETFs Management U.S., where he ran all aspects of the U.S. Exchange-Traded Fund business. Mr. Paolella previously held executive roles as Managing Partner and Chief Executive Officer at Recon Capital Partners and as an Executive Director at MKM Partners, a Research and Sales & Trading Firm based in Stamford, CT. Mr. Paolella holds a Bachelor of Science degree in Finance, Magna Cum Laude, from the Gabelli School of Business at Roger Williams University and serves as Chairman of the Center for Advanced Financial Education (CAFÉ) Advisory Board at the Mario J. Gabelli School of Business.
The Funds’ SAI provides additional information about each portfolio manager’s compensation structure, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Shares of each Fund.
HOW TO BUY AND SELL SHARES
Each Fund issues and redeems Shares at NAV only in Creation Units. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to a Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by a Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.
When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.
Book Entry
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.
Frequent Purchases and Redemptions of Shares
The Funds impose no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with a Fund, are an essential part of the ETF process and help keep Share trading prices in line with NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Funds employ fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by a Fund in effecting trades. In addition, the Funds and the Adviser reserve the right to reject any purchase order at any time.
Determination of Net Asset Value
Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, each day the NYSE is open for business. Each NAV for a Fund is calculated by dividing the applicable Fund’s net assets by its Shares outstanding.
In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by a Fund or is determined to be unreliable, the security will be valued at fair value estimates under guidelines established by the Board (as described below).
Fair Value Pricing
The Board has adopted procedures and methodologies to fair value Fund securities whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been de-listed or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. Generally, when fair valuing a security, the Funds will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Board-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser or Sub-Adviser will be able to obtain the fair value assigned to the security upon the sale of such security.
Delivery of Shareholder Documents – Householding
Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-

dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Investments by Registered Investment Companies
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in a Fund beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Adviser or rule under the 1940 Act, including that such investment companies enter into an agreement with a Fund.
DIVIDENDS, DISTRIBUTIONS, AND TAXES
Dividends and Distributions
Each Risk-Managed Income Fund intends to distribute substantially all of its net investment income and net capital gains to its shareholders at least annually. Each Risk-Managed Income Fund seeks to maintain relatively stable monthly distributions, although the amount of income earned by a Fund varies from period-to-period. Each month, each Risk-Managed Income Fund determines the amount of distribution to pay based on a combination of the amount of options premium generated from the Fund’s options collar strategy implemented for the applicable month, the dividends generated by the Fund’s underlying equity portfolio, and the appreciation of the Fund’s equity holdings. As a result of such distribution strategy, each Risk-Managed Income Fund’s distributions are expected to exceed its earnings and profits in some or all tax years, and consequently, all or a portion of the distributions made for a taxable year may be characterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the applicable Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.
Each Index Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains.
Each Fund will declare and pay capital gain distributions in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.
Taxes
The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in a Fund. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.
Each Fund has elected or intends to elect and intends to qualify each year for treatment as a RIC. If a Fund meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when a Fund makes distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (APs only).
Taxes on Distributions
Each Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.
Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Certain of the Funds’ investment strategies may limit their ability to make distributions eligible to be treated as qualified dividend income. Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. Certain of the Funds’ investment strategies may limit their ability to make distributions eligible for the dividends-received deduction for corporate shareholders.
If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.
Shortly after the close of each calendar year, you will be informed of the amount and character of any distributions received from a Fund.
In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).
You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.
If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. Gains from the sale or other disposition of your Shares generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if a tax treaty applies.
Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), a Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.
Each Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.
Taxes When Shares are Sold on the Exchange
Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of Shares. The ability to deduct capital losses may be limited.
The cost basis of Shares of a Fund acquired by purchase will generally be based on the amount paid for the Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
Taxes on Purchases and Redemptions of Creation Units
An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the

Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. APs exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.
Any gain or loss realized upon a creation or redemption of Creation Units will be treated as capital or ordinary gain or loss, depending on the circumstances. Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less.
Each Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. Such Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause such Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, such Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.
Taxation of Options Collar Strategy (Risk-Managed Income Funds only)
If positions held by a Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury Regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment and would not be eligible for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of a Fund’s gains and losses with respect to straddle positions by requiring, among other things, that: (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and that are not subject to Code Section 1256 be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred.
Net Investment Income Tax
U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
Foreign Investments by a Fund (Foreign Funds only)
Interest and other income received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If as of the close of a taxable year more than 50% of the value of a Fund’s assets consists of certain foreign stock or securities, each such Fund will be eligible to elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by such Fund during that taxable year. This means that investors would be considered to have received as additional income their respective Shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax. If a Fund does not so elect, each such Fund will be entitled to claim a deduction for certain foreign taxes incurred by such Fund. A Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in each Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

DISTRIBUTION
The Distributor, Quasar Distributors, LLC, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.
No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
PREMIUM/DISCOUNT INFORMATION
Information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the applicable Fund will be available on the Funds’ website at www.etf.nationwide.com.
ADDITIONAL NOTICES
Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the ability of an Index Fund to track the total return performance of its Index or the ability of an Index identified herein to track the performance of its constituent securities. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of each Index, nor in the determination of the timing of, prices of, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.
Additional Notices for the Index Funds only
Regarding the Index Funds, the Exchange does not guarantee the accuracy and/or the completeness of each Index or the data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by a Fund, owners of Shares, or any other person or entity from the use of an Index or the data included therein. The Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to each Index or the data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.
The Adviser, VIA, the Exchange, and each Index Fund make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in an Index Fund particularly or the ability of an Index to track general stock market performance. The Index Funds, the Adviser, and VIA do not guarantee the accuracy, completeness, or performance of an Index or the data included therein and shall have no liability in connection with the Index or Index calculation. The Index Calculation Agent maintains and calculates the Index used by each Index Fund. The Index Calculation Agent shall have no liability for any errors or omissions in calculating an Index.
The Rothschild & Co Risk-Based US IndexSM and Rothschild & Co Risk-Based International IndexSM (together, the “Indexes”) are products of, the marketing name for, and a licensed trademark of Rothschild & Co Risk Based Investments LLC (collectively with its affiliates, “Rothschild & Co”). “Rothschild & Co®”, the Indexes, and “Rothschild & Co Indexes” are trade and service marks of Rothschild & Co and have been licensed for use for certain purposes by Nationwide Fund Advisors. The Risk-Based Funds are not sponsored or sold by Rothschild & Co, and Rothschild & Co makes no representation or warranty, express or implied, regarding the Risk-Based Funds to the owners of the Risk-Based Funds or any member of the public.
TOBAM and Maximum Diversification are registered trademarks and service marks of TOBAM S.A.S. or its affiliates (“TOBAM”) and are used under license for certain purposes by the Adviser. Reproduction of the TOBAM data and information in any form is prohibited except with the prior written permission of TOBAM S.A.S.1
The MaxDiv U.S. Fund is not sponsored, endorsed, sold or promoted by TOBAM. TOBAM makes no representation or warranty, express or implied, to the owners or prospective owners of securities of the MaxDiv U.S. Fund or any member of the public regarding the advisability of investing in securities generally or in the MaxDiv U.S. Fund in particular, the ability of the MaxDiv U.S. Fund to track the price and yield performance of the TOBAM Index or the ability of the TOBAM Index to track its applicable market
1 The TOBAM Maximum Diversification USA Index data copyright ©2011 (the “TOBAM Index”), TOBAM S.A.S. All rights reserved.

performance. TOBAM’s only relationship to the Adviser (“Licensee”) is the licensing of certain indices, information, data, trademarks and trade names of TOBAM. The TOBAM Index is determined, composed and calculated by or on behalf of TOBAM without regard to Licensee or the MaxDiv U.S. Fund. TOBAM has no obligation to take the needs of Licensee or the owners or prospective owners of the securities of the MaxDiv U.S. Fund into consideration in determining, composing or calculating the TOBAM Index. TOBAM is not responsible for, and has not participated in, the determination of the prices and amount of the securities to be issued by the MaxDiv U.S. Fund or the timing of the issuance or sale of the securities to be issued by the MaxDiv U.S. Fund. TOBAM has no obligation or liability in connection with the administration, marketing or trading of securities of the MaxDiv U.S. Fund.
TOBAM DOES NOT GUARANTEE THE ACCURACY OR COMPLETENESS OF THE TOBAM MAXIMUM DIVERSIFICATION USA INDEX OR ANY DATA INCLUDED THEREIN AND TOBAM HAS NO LIABILITY FOR ANY ERRORS OR OMISSIONS THEREIN. TOBAM MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OR PROSPECTIVE OWNERS OF SECURITIES OF THE MAXDIV U.S. FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE TOBAM INDEX OR ANY DATA INCLUDED THEREIN. TOBAM MAKES NO EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE TOBAM INDEX AND ANY DATA INCLUDED THEREIN.
Solactive AG is the third-party calculation agent of the TOBAM Maximum Diversification Index Series. Solactive AG does not sponsor, endorse, sell, or promote any investment vehicle that is offered by any third party that seeks to provide an investment return based on the performance of any index. It is not possible to invest directly in an index.
Additional Notices for the Nasdaq-100 Risk-Managed Income Fund only
The Nasdaq-100 Risk-Managed Income Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Nasdaq-100 Risk-Managed Income Fund. The Corporations make no representation or warranty, express or implied to the owners of the Nasdaq-100 Risk-Managed Income Fund or any member of the public regarding the advisability of investing in securities generally or in the Nasdaq-100 Risk-Managed Income Fund particularly, or the ability of the Nasdaq-100® Index to track general stock market performance. The Corporations’ only relationship to Nationwide Fund Advisors (“Licensee”) is in the licensing of the Nasdaq® and certain trade names of the Corporations and the use of the Nasdaq-100® Index which is determined, composed and calculated by Nasdaq without regard to Licensee or the Nasdaq-100 Risk-Managed Income Fund. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Nasdaq-100 Risk-Managed Income Fund into consideration in determining, composing or calculating the Nasdaq-100® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Nasdaq-100 Risk-Managed Income Fund to be issued or in the determination or calculation of the equation by which the Nasdaq-100 Risk-Managed Income Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Nasdaq-100 Risk-Managed Income Fund.
The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 Index or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by the Adviser, owners of the Fund, or any other person or entity from the use of the Nasdaq-100 Index or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use, with respect to the Nasdaq-100 Index® or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.
Additional Notices for the Russell 2000 Risk-Managed Income Fund only
FTSE Russell (“Russell”) is the Reference Index Provider for the Reference Index. The Reference Index Provider is not affiliated with the Fund, the Adviser, the Distributor or any of their respective affiliates. The Adviser or its affiliates have entered into a license agreement with the Reference Index Provider to use the Reference Index.
The Fund has been developed solely by the Adviser. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the Russell 2000 Index (the “Index”) vest in the relevant LSE Group company which owns the Index. “Russell®” is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Adviser.

Additional Notices for the S&P 500 Risk-Managed Income Fund and the Dow Jones Risk-Managed Income Fund only
Each Reference Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the Adviser. Standard & Poor’s®, S&P®, and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Adviser. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the Adviser with respect to each Reference Index is the licensing of each Reference Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. Each Reference Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Adviser or the Funds. S&P Dow Jones Indices has no obligation to take the needs of the Adviser or the owners of the Funds into consideration in determining, composing or calculating each Reference Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of shares of the Funds or the timing of the issuance or sale of shares of the Funds or in the determination or calculation of the equation by which shares of the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on each Reference Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF EACH REFERENCE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF EACH REFERENCE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE ADVISER, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Additional Notices for the Risk-Managed Income Funds only
The Adviser, Harvest, and the Risk-Managed Income Funds make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Risk-Managed Income Funds particularly.

FINANCIAL HIGHLIGHTS
The S&P 500 Risk-Managed Income ETF, Dow Jones Risk-Managed Income ETF and Russell 2000 Risk-Managed Income ETF had not commenced operations prior to the date of this Prospectus and therefore do not have financial information.
The financial highlights tables are intended to help you understand each Fund’s financial performance for each Fund’s five most recent fiscal years (or the life of the Fund, if shorter). Certain information reflects financial results for a single Share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request.
Nationwide Risk-Based U.S. Equity ETF
For a capital share outstanding throughout the year/period

	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Period Ended August 31, 2018(1)
Net asset value, beginning of year/period	$32.41	$29.21	$27.79	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.42	0.48	0.53	0.51
Net realized and unrealized gain (loss) on investments and foreign currency	7.82	3.28	1.49	2.41
Total from investment operations	8.24	3.76	2.02	2.92

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.47)	(0.56)	(0.60)	(0.11)
From realized gains	—	—	—	(0.02)
Total distributions to shareholders	(0.47)	(0.56)	(0.60)	(0.13)

Net asset value, end of year/period	$40.18	$32.41	$29.21	$27.79

Total return	25.66%	13.00%	7.70%	11.70%	(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$129,587	$107,748	$114,637	$118,101

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.30%	0.30%	0.30%	0.30%	(4)
Net investment income to average net assets	1.16%	1.64%	1.95%	2.03%	(4)

Portfolio turnover rate(5)	57%	73%	76%	87%	(3)
(1)Inception date of September 15, 2017.
(2)Calculated based on average shares outstanding during the year/period.
(3)Not annualized.
(4)Annualized.
(5)Excludes the impact of in-kind transactions.

Nationwide Risk-Based International Equity ETF
For a capital share outstanding throughout the year/period

	Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019	Period Ended August 31, 2018(1)
Net asset value, beginning of year/period	$25.21		$24.70		$25.99	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.57		0.46		0.68	0.59
Net realized and unrealized gain (loss) on investments and foreign currency	3.86		0.73		(1.30)	0.53
Total from investment operations	4.43		1.19		(0.62)	1.12

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.49)		(0.68)		(0.67)	(0.11)
From realized gains	—		—		—	(0.02)
Total distributions to shareholders	(0.49)		(0.68)		(0.67)	(0.13)

CAPITAL SHARE TRANSACTIONS
Transaction fees	0.00	(3)	0.00	(3)	—	0.00	(3)

Net asset value, end of year/period	$29.15		$25.21		$24.70	$25.99

Total return	17.70%		4.77%		-2.14%	4.48%	(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$134,811		$112,178		$116,709	$119,550

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.42%		0.42%		0.42%	0.42%	(5)
Net investment income to average net assets	2.09%		1.89%		2.74%	2.36%	(5)

Portfolio turnover rate(6)	66%		78%		98%	145%	(4)
(1)Inception date of September 15, 2017.
(2)Calculated based on average shares outstanding during the year/period.
(3)Represents less than $0.005.
(4)Not annualized.
(5)Annualized.
(6)Excludes the impact of in-kind transactions.

Nationwide Maximum Diversification U.S. Core Equity ETF

For a capital share outstanding throughout the year/period

	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019		Period Ended August 31, 2018(1)
Net asset value, beginning of year/period	$33.82	$29.16	$29.69		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.39	0.64	0.49		0.35
Net realized and unrealized gain (loss) on investments and foreign currency	8.49	4.54	(0.60)		4.46
Total from investment operations	8.88	5.18	(0.11)		4.81

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.66)	(0.52)	(0.42)		(0.12)
From realized gains	—	—	—		(0.00)	(3)
Total distributions to shareholders	(0.66)	(0.52)	(0.42)		(0.12)

CAPITAL SHARE TRANSACTIONS
Transaction fees	—	—	0.00	(3)	—

Net asset value, end of year/period	$42.04	$33.82	$29.16		$29.69

Total return	26.54%	17.96%	-0.11%		19.27%	(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$120,868	$100,618	$105,699		$114,298

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.34%	0.34%	0.34%		0.34%	(5)
Net investment income to average net assets	1.04%	2.11%	1.75%		1.35%	(5)

Portfolio turnover rate(6)	35%	40%	37%		26%	(4)
(1)Inception date of September 15, 2017.
(2)Calculated based on average shares outstanding during the year/period.
(3)Represents less than $0.005.
(4)Not annualized.
(5)Annualized.
(6)Excludes the impact of in-kind transactions.

Nationwide Nasdaq-100 Risk-Managed Income ETF

For a capital share outstanding throughout the year/period

	Year Ended August 31, 2021		Period Ended August 31, 2020(1)
Net asset value, beginning of year/period	$28.13		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.02		0.05
Net realized and unrealized gain (loss) on investments	2.59		4.61
Total from investment operations	2.61		4.66

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.02)		(0.04)
Tax return of capital to shareholders	(2.11)		(1.49)
Total distributions to shareholders	(2.13)		(1.53)

Net asset value, end of year/period	$28.61		$28.13

Total return	9.61%	(4)	19.72%	(3)(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$582,300		$128,008

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.68%		0.68%	(5)
Net investment income to average net assets	0.07%		0.25%	(5)

Portfolio turnover rate(6)	10%		11%	(3)
(1)Inception date of December 19, 2019.
(2)Calculated based on average shares outstanding during the year/period.
(3)Not annualized.
(4)The return reflects the actual performance for the period and does not include the impact of adjustments made in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Had the adjustments been included, the total return for the periods ended August 31, 2021 and 2020 would have been 9.96% and 19.33%, respectively.
(5)Annualized.
(6)Excludes the impact of in-kind transactions.

Adviser	Nationwide Fund Advisors One Nationwide Plaza Columbus, Ohio 43215	Transfer Agent, Index Receipt Agent, and Administrator	U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202
Index Providers	Rothschild & Co Risk Based Investments LLC 1251 Avenue of the Americas New York, New York 10020 TOBAM S.A.S. 49/53 Avenue Des Champs Elysées Paris, France 75008	Sub-Advisers	Vident Investment Advisory, LLC 1125 Sanctuary Parkway, Suite 515 Alpharetta, Georgia 30009 Harvest Volatility Management, LLC 420 Lexington Avenue, Suite 2620 New York, New York 10170
Custodian	U.S. Bank National Association 1555 North Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212	Distributor	Quasar Distributors, LLC 111 East Kilbourn Avenue, Suite 2200 Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 342 North Water Street, Suite 830 Milwaukee, Wisconsin 53202	Legal Counsel	Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004-2541
Investors may find more information about the Funds in the following documents:
Statement of Additional Information: The Funds’ SAI provides additional details about the investments of the Funds and certain other additional information. A current SAI dated December 10, 2021, as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.
Annual/Semi-Annual Reports: Additional information about each Fund’s investments will be available in the Funds’ annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance.
You can obtain free copies of these documents, request other information or make general inquiries about the Funds by contacting the Funds at c/o Nationwide ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1‑800‑617‑0004.
Shareholder reports and other information about the Funds are available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•Free of charge from the Funds’ Internet web site at www.etf.nationwide.com; or
•For a fee, by e-mail request to publicinfo@sec.gov.
(SEC Investment Company Act File No. 811-22668)

PR ESS 12/21

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RBUS	NATIONWIDE RISK-BASED U.S. EQUITY ETF
RBIN	NATIONWIDE RISK-BASED INTERNATIONAL EQUITY ETF
MXDU	NATIONWIDE MAXIMUM DIVERSIFICATION U.S. CORE EQUITY ETF
NUSI	NATIONWIDE NASDAQ-100® RISK-MANAGED INCOME ETF (FORMERLY, NATIONWIDE RISK-MANAGED INCOME ETF)
NSPI	NATIONWIDE S&P 500® RISK-MANAGED INCOME ETF
NDJI	NATIONWIDE DOW JONES® RISK-MANAGED INCOME ETF
NTKI	NATIONWIDE RUSSELL 2000® RISK-MANAGED INCOME ETF
each a series of ETF Series Solutions
Listed on NYSE Arca, Inc.
STATEMENT OF ADDITIONAL INFORMATION
December 10, 2021
This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus dated December 10, 2021, as may be supplemented from time to time (the “Prospectus”), of the Nationwide Risk-Based U.S. Equity ETF (the “Risk-Based U.S. Fund”), Nationwide Risk-Based International Equity ETF (the “Risk-Based International Fund”), Nationwide Maximum Diversification U.S. Core Equity ETF (the “MaxDiv U.S. Fund”), Nationwide Nasdaq-100 Risk-Managed Income ETF (the “Nasdaq-100 Risk-Managed Income Fund”), Nationwide S&P 500 Risk-Managed Income ETF (the “S&P 500 Risk-Managed Income Fund”), Nationwide Dow Jones Risk-Managed Income ETF (the “Dow Jones Risk-Managed Income Fund”), and Nationwide Russell 2000 Risk-Managed Income ETF (the “Russell 2000 Risk-Managed Income Fund”), (each, a “Fund” and, collectively, the “Funds”), each a series of ETF Series Solutions (the “Trust”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Funds at 1‑800‑617‑0004, visiting www.etf.nationwide.com, or writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
The Funds’ audited financial statements for the fiscal year ended August 31, 2021 for the Risk-Based U.S. Fund, Risk-Based International Fund, and MaxDiv U.S. Fund (collectively, the “Index Funds”) and the Nasdaq-100 Risk-Managed Income Fund are incorporated into this SAI by reference to the Funds’ Annual Report to Shareholders (File No. 811-22668). You may obtain a copy of the Funds’ Annual Report at no charge by contacting the Funds at the address or phone number noted above.
The Funds’ audited financial statements for the most recent fiscal year (when available) for the S&P 500 Risk-Managed Income Fund, Dow Jones Risk-Managed Income Fund and Russell 2000 Risk-Managed Income Fund are incorporated into this SAI by reference to the Funds’ Annual Report to Shareholders (File No. 811-22668). When available, you may obtain a copy of the Funds’ Annual Report at no charge by contacting the Funds at the address or phone number noted above.

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GENERAL INFORMATION ABOUT THE TRUST
The Trust is an open-end management investment company consisting of multiple investment series. This SAI relates to the Funds. The Trust was organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company, and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”).
Nationwide Fund Advisors (the “Adviser”) serves as the Funds’ investment adviser. Vident Investment Advisory, LLC (“VIA”) serves as sub-adviser to the Index Funds, and Harvest Volatility Management, LLC (“Harvest”) (each of VIA and Harvest, a “Sub-Adviser”, and together, the “Sub-Advisers”) serves as sub-adviser to the Nasdaq-100 Risk-Managed Income Fund, S&P 500 Risk-Managed Income Fund, Dow Jones Risk-Managed Income Fund and Russell 2000 Risk-Managed Income Fund (the “Risk-Managed Income Funds”). The investment objective of each Index Fund is to seek investment results that, before fees and expenses, track the performance of a rules-based index, as described in the Prospectus (each, an “Index”). The investment objective of each Risk-Managed Income Fund is to seek current income with downside protection.
Each Fund offers and issues Shares at its net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). Each Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security or other instrument in a Fund’s portfolio. Shares of each Fund are or will be listed on the NYSE Arca, Inc. (the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the Shares’ NAVs. Shares are also redeemable only in Creation Unit aggregations, principally for a basket of Deposit Securities together with a Cash Component. A Creation Unit of the Funds generally consists of 25,000 Shares for each Index Fund and 50,000 Shares for the Risk-Managed Income Funds, although the size of a Creation Unit of a Fund may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS
Each Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.
With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease because of market movement or redemption will not result in a violation of such investment limitation.
Diversification (Index Funds only)
Each Index Fund is “diversified” within the meaning of the 1940 Act. Under applicable federal laws, to qualify as a diversified fund, each Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer, other than investments in cash and cash items (including receivables), U.S. government securities, and securities of other investment companies. The remaining 25% of each Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of a fund’s holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of a single issuer or a small number of issuers. However, each Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). See “Federal Income Taxes” below for details.
Non-Diversification (Risk-Managed Income Funds only)
Each Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its total assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. This may have an adverse effect on a Fund’s performance or subject Shares to greater price

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volatility than more diversified investment companies. Moreover, in pursuing its objective, a Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Code.
Although a Fund is non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a RIC for purposes of the Code. Compliance with the diversification requirements of the Code may limit the investment flexibility of a Fund and may make it less likely that a Fund will meet its investment objectives. To qualify as a RIC under the Code, a Fund must meet the Diversification Requirement described in the section titled “Federal Income Taxes” in this SAI.
General Risks
The value of a Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in a Fund could lose money over short or long periods of time.
There can be no guarantee that a liquid market for the securities held by a Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid-ask spreads are wide.
Recent Events. Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and in many cases unprecedented volatility and severe losses due to the pandemic caused by COVID‑19, a novel coronavirus. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, supply chain disruptions, and so-called “stay-at-home” orders throughout much of the United States and many other countries. The fall-out from these disruptions has included the rapid closure of businesses deemed “non-essential” by federal, state, or local governments and rapidly increasing unemployment, as well as greatly reduced liquidity for certain instruments at times. Some sectors of the economy and individual issuers have experienced particularly large losses. Such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve have taken extraordinary actions to support the domestic economy and financial markets, resulting in very low interest rates and in some cases negative yields. It is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other pandemics or epidemics in the future could adversely affect Fund performance.
Cyber Security Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting a Fund or the Adviser, Sub-Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact a Fund. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject a Fund to regulatory fines or financial losses, and cause reputational damage. A Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investments in such portfolio companies to lose value.
Description of Permitted Investments
The following are descriptions of the Funds’ permitted investments and investment practices and the associated risk factors. A Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with a Fund’s investment objective and permitted by the Fund’s stated investment policies. Each of the permitted investments described below applies to each Fund unless otherwise noted.
Borrowing
Although the Funds do not intend to borrow money, a Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. A Fund will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the borrowing Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Debt Securities (Index Funds only)
In general, a debt security represents a loan of money to the issuer by the purchaser of the security. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender’s money over a certain period. A company

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typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes and commercial paper are examples of debt securities and differ in the length of the issuer’s principal repayment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.
Debt securities are all generally subject to interest rate, credit, income and prepayment risks and, like all investments, are subject to liquidity and market risks to varying degrees depending upon the specific terms and type of security. A Fund’s investments in debt securities may subject such Fund to the following risks:
Credit risk. Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.
A Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk than they actually do by the market or the rating agencies. Credit risk is generally greater where less information is publicly available, where fewer covenants safeguard the investors’ interests, where collateral may be impaired or inadequate, where little legal redress or regulatory protection is available, or where a party’s ability to meet obligations is speculative. Additionally, any inaccuracy in the information used by a Fund to evaluate credit risk may affect the value of securities held by such Fund.
Obligations under debt securities held by a Fund may never be satisfied or, if satisfied, only satisfied in part.
Some securities are subject to risks because of a credit downgrade or default by a government, or its agencies or, instrumentalities. Credit risk is a greater concern for high-yield debt securities and debt securities of issuers whose ability to pay interest and principal may be considered speculative. Debt securities are typically classified as investment grade-quality (medium to highest credit quality) or below investment grade-quality (commonly referred to as high-yield or junk bonds). Many individual debt securities are rated by a third-party source, such as Moody’s Investors Service (Moody’s) or Standard & Poor’s Financial Services (S&P®), to help describe the creditworthiness of the issuer.
Credit ratings risk. Using credit ratings to evaluate debt securities can involve certain risks. For example, ratings assigned by the rating agencies are based upon an analysis completed at the time of the rating of the obligor’s ability to pay interest and repay principal. Rating agencies typically rely to a large extent on historical data which may not accurately represent present or future circumstances. Ratings do not purport to reflect the risk of fluctuations in market value of the debt security and are not absolute standards of quality and only express the rating agency’s current opinion of an obligor’s overall financial capacity to pay its financial obligations. A credit rating is not a statement of fact or a recommendation to purchase, sell or hold a debt obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated. Rating agencies may have a financial interest in generating business, including from the arranger or issuer of the security that normally pays for that rating, and providing a low rating might affect the rating agency’s prospects for future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating.
Income risk. Income risk is the risk that a Fund’s income will decline during periods of falling interest rates or when the Fund experiences defaults on debt securities it holds. A Fund’s income declines when interest rates fall because, as the Fund’s higher-yielding debt securities mature or are prepaid, the Fund must re-invest the proceeds in debt securities that have lower, prevailing interest rates. The amount and rate of distributions that a Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by a Fund to shareholders may be less.
Fluctuations in income paid to a Fund are generally greater for variable rate debt securities. A Fund will be deemed to receive taxable income on certain securities which pay no cash payments until maturity, such as zero-coupon securities. A Fund may be required to sell portfolio securities that it would otherwise continue to hold to obtain sufficient cash to make the distribution to shareholders required for U.S. tax purposes.
Inflation risk. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by a Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.
Interest rate risk. The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher

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interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer a Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. Also, certain segments of the fixed income markets, such as high-quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.
Depositary Receipts
To the extent a Fund invests in stocks of foreign corporations, a Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.
The Funds will not invest in any unlisted Depositary Receipts or any Depositary Receipt that the applicable Sub-Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored. However, a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the Depositary Receipts. The use of a Depositary Receipt by the Index Funds may increase tracking error relative to the applicable Index if the Index includes the foreign security instead of the Depositary Receipt.
Emerging Markets Investments (Nasdaq-100 Risk-Managed Income Fund only)
The Fund may invest in emerging markets investments, which have exposure to the risks discussed below relating to foreign instruments more generally, as well as certain additional risks. A high proportion of the shares of many issuers in emerging market countries may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund in particular securities. In addition, emerging market investments are susceptible to being influenced by large investors trading significant blocks of securities.
Emerging market stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industries in these countries are comparatively underdeveloped. Emerging securities markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States and other more developed securities markets. Stockbrokers and other intermediaries in the emerging markets may not perform as well as their counterparts in the United States and other more developed securities markets.
Political and economic structures in many emerging market countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States and other more developed nations. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in emerging markets relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. Although some governments in emerging markets have instituted economic reform policies, there can be no assurances that such policies will continue or succeed.
Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Equity Securities
Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of the Fund’s Shares to decline.

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An investment in the Funds should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, public health, or banking crises.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.
When-Issued Securities: A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.
When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more than or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.
Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. A Fund will segregate cash or liquid securities equal in value to commitments for the when-issued transactions. A Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.
Types of Equity Securities:
Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.
Preferred Stocks — Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.
Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.
Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
Real Estate Investment Trusts (“REITs”) — A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.

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REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings (e.g., commercial equity REITs and residential equity REITs); a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.
REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.
Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of such Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.
In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Code or fail to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Smaller Companies — The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.
Tracking Stocks — The Funds may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
Exchange-Traded Funds (“ETFs”)
The Fund may invest in shares of other investment companies (including ETFs). As the shareholder of another ETF, the Fund would bear, along with other shareholders, its pro rata portion of the other ETF’s expenses, including advisory fees. Such expenses are in addition to the expenses the Fund pays in connection with its own operations. The Fund’s investments in other ETFs may be limited by applicable law.
Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on investments in ETFs. ETFs also carry the risk that the price the Fund pays or receives may be higher or lower than the ETF’s NAV. ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. ETFs and other investment companies in which the Fund may invest may be leveraged, which would increase the volatility of the Fund’s NAV.
Hedging Transactions (Risk-Managed Income Funds only)
The Adviser and/or Harvest, from time to time, employ various hedging techniques. The success of a Fund’s hedging strategy will be subject to the Adviser’s or Sub-Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of a Fund’s hedging strategy will also be subject to the Adviser’s and/or Sub-Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of those portfolio positions or prevent losses if the values of those positions decline. Rather, it establishes other positions designed to gain from those same declines, thus seeking to moderate the decline in the portfolio position’s value. Such hedging transactions also limit the opportunity for gain if the value of the

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portfolio position should increase. For a variety of reasons, the Adviser or Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs. The Adviser or Sub-Adviser may determine, in its sole discretion, not to hedge against certain risks and certain risks may exist that cannot be hedged. Furthermore, the Adviser or Sub-Adviser may not anticipate a particular risk so as to hedge against it effectively. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.
Illiquid Investments
Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments, as such term is defined by Rule 22e-4 of the 1940 Act. A Fund may not invest in illiquid investments if, because of such investment, more than 15% of the Fund’s net assets would be invested in illiquid investments. Illiquid investments include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to dispose of illiquid investments readily or at a reasonable price could impair a Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund, which are eligible for resale pursuant to Rule 144A, except for certain 144A bonds, will be monitored by a Fund on an ongoing basis. If more than 15% of a Fund’s net assets are invested in illiquid investments, the Fund, in accordance with Rule 22e-4(b)(1)(iv), will report the occurrence to both the Board and the SEC and seek to reduce its holdings of illiquid investments within a reasonable period.
Investment Company Securities
The Funds may invest in the securities of other investment companies, including ETFs and money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Investing in another pooled vehicle exposes a Fund to all the risks of that pooled vehicle. Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that such Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of such Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of such Fund) having an aggregate value in excess of 10% of the value of the total assets of the applicable Fund. To the extent allowed by law or regulation, the Funds may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.
If a Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Funds. The acquisition of a Fund’s Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act or as may be permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment.
The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s Shares is no greater than the limits set forth in Rule 2341 of the Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Additionally, the Funds may rely on exemptive relief issued by the SEC to other registered funds, including ETFs, or Rule 12d1-4 under the 1940 Act to invest in such other funds in excess of the limits of Section 12(d)(1) if the Funds comply with the terms and conditions of such exemptive relief or rule.
Money Market Instruments
Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by S&P or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Non-U.S. Securities
The Funds may invest in non-U.S. equity securities. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may

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not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities. Since foreign exchanges may be open on days when the Funds do not price their Shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Funds more volatile and potentially less liquid than other types of investments.
Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, a Fund’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to a Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause a Fund to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.
Set forth below for certain markets in which a Fund may invest are brief descriptions of some of the conditions and risks in each such market.
Investments in Australia. The Australian economy is reliant on the sale of commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Australian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Australian economy.
Investments in China and Hong Kong. Investing in ADRs with underlying shares organized, listed or domiciled in China involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) increasing competition from Asia’s other low-cost emerging economies; (v) higher rates of inflation; (vi) controls on foreign investment and limitations on repatriation of invested capital; (vii) greater governmental involvement in and control over the economy; (viii) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (ix) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly organized; (x) the differences in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China where, for example, the Public Company Accounting Oversight Board (“PCAOB”) lacks access to inspect PCAOB-registered accounting firms; (xi) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiii) the fact that the settlement period of securities transactions in foreign markets may be longer; (xiv) the fact that the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xv) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvi) the rapid and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xvii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong as well; and (xviii) the risk that certain companies in a Fund’s Index may have dealings with countries subject to sanctions or embargoes imposed by the U.S. Government or identified as state sponsors of terrorism.
After many years of steady growth, the growth rate of China’s economy has recently slowed. Although this slowdown was to some degree intentional, the slowdown has also slowed the once rapidly growing Chinese real estate market and left local governments with high debts with few viable means to raise revenue, especially with the fall in demand for housing. Despite its attempts to restructure its economy towards consumption, China remains heavily dependent on exports. Accordingly, China is susceptible to economic downturns abroad, including any weakness in demand from its major trading partners, including the United States, Japan, and Europe. In addition, China’s aging infrastructure, worsening environmental conditions, rapid and

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inequitable urbanization, quickly widening urban and rural income gap, domestic unrest and provincial separatism all present major challenges to the country. Further, China’s territorial claims, including its land reclamation projects and the establishment of an Air Defense Identification Zone over islands claimed and occupied by Japan, are another source of tension and present risks to diplomatic and trade relations with certain of China’s regional trade partners.
Investments in Hong Kong are also subject to certain political risks not associated with other investments. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. Investments in China and Hong Kong involve risk of a total loss due to government action or inaction. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for 50 years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or, is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy. Because each Fund’s NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in a Fund’s NAV. These and other factors could have a negative impact on each Fund’s performance.
Investments in Developed Markets Securities. Investments in developed country issuers may subject the Fund to regulatory, political, currency, security, economic, and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens, and the price or availability of certain commodities.
Investments in Emerging Markets. Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; (vi) the risk that there may be less protection of property rights than in other countries; and (vii) fewer investor rights and limited legal or practical remedies available to investors against emerging market companies. Emerging markets are generally less liquid and less efficient than developed securities markets.
Investments in Europe. Most developed countries in Western Europe are members of the European Union (“EU”), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The euro is the official currency of the EU. Each Fund, through its investments in Europe, may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.
The UK formally exited from the EU on January 31, 2020 (known as “Brexit”), and effective December 31, 2020, the UK ended a transition period during which it continued to abide by the EU’s rules and the UK’s trade relationships with the EU were generally unchanged.
Following this transition period, the impact on the UK and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, potentially lower economic growth on markets in the UK, Europe, and globally, and changes in legal and regulatory regimes to which certain Fund assets are or become subject, any of which may adversely affect the value of Fund investments.
The effects of Brexit will depend, in part, on agreements the UK negotiates to retain access to EU markets, including, but not limited to, current trade and finance agreements. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations, as the UK determines which EU laws to replace or replicate. The extent of the impact of the withdrawal negotiations in the UK and in global markets, as well as any associated adverse consequences, remain unclear, and the uncertainty may have a significant negative effect on the value of a Fund investments. If one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Investments in Germany. Investment in German issuers may subject a Fund to legal, regulatory, political, currency, security, and economic risks specific to Germany. Recently, new concerns emerged in relation to the economic health of the EU. These

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concerns have led to tremendous downward pressure on certain financial institutions, including German financial services companies. Secessionist movements, such as the Catalan movement in Spain and the independence movement in Scotland, may have an adverse effect on the German economy. The German economy is dependent to a significant extent on the economies of certain key trading partners, including the U.S., France, Italy and other European countries. Reduction in spending on German products and services, or changes in any of the economies may have an adverse impact on the German economy. In addition, heavy regulation of labor and product markets in Germany may have an adverse effect on German issuers. Such regulations may negatively impact economic growth or cause prolonged periods of recession.
Investments in Japan. The Japanese economy has recently emerged from a prolonged economic downturn. Since 2000, Japan’s economic growth rate has remained relatively low. Its economy is characterized by government intervention and protectionism, an unstable financial services sector, low domestic consumption, and relatively high unemployment. Japan’s economy is heavily dependent on international trade and has been adversely affected by trade tariffs and competition from emerging economies. As such, economic growth is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. Any changes or trends in these economic factors could have a significant impact on Japan’s economy overall and may negatively affect the Fund’s investment. Japan’s economy is also closely tied to its two largest trading partners, the U.S. and China. Economic volatility in either nation may create volatility for Japan’s economy as well. Additionally, as China has increased its role with Japan as a trading partner, political tensions between the countries has become strained. Any increase or decrease in such tension may have consequences for investment in or exposure to Japanese issuers.
In March 2011, a massive earthquake and tsunami struck northeastern Japan causing major damage to the country’s domestic energy supply, including damage to nuclear power plants. In the wake of this natural disaster, Japan’s financial markets fluctuated dramatically, and the resulting economic distress affected Japan’s recovery from its recession. The government injected capital into the economy and proposed plans for massive spending on reconstruction efforts in disaster-affected areas to stimulate economic growth. The full extent of the disaster’s impact on Japan’s economy and foreign investment in Japan is difficult to estimate. The risks of natural disasters of varying degrees, such as earthquakes and tsunamis, and the resulting damage, continue to exist. These and other factors could have a negative impact on a Fund’s performance.
Options (Risk-Managed Income Funds only)
Each Fund utilizes options contracts. A Fund will segregate cash and/or appropriate liquid assets if required to do so by SEC or Commodity Futures Trading Commission (“CFTC”) regulation or interpretation.
A Fund may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
Cover for Options Positions. Transactions using options (other than options that the Fund has purchased) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. A Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Custodian in the prescribed amount. Under current SEC guidelines, the Fund will segregate assets to cover transactions in which the Fund writes or sells options.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets as cover or in segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
CFTC Regulation. To the extent a Fund invests in futures, options on futures or other instruments subject to regulation by the CFTC, it will seek to do so in reliance upon and in accordance with CFTC Rule 4.5. Specifically, pursuant to CFTC Rule 4.5, the Trust may claim exclusion from the definition of CPO, and thus from having to register as a CPO, with regard to a Fund that enters into commodity futures, commodity options or swaps solely for “bona fide hedging purposes,” or that limits its investment in commodities to a “de minimis” amount, as defined in CFTC rules, so long as Shares are not marketed as interests in a commodity pool or other vehicle for trading in commodity futures, commodity options or swaps. The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with CFTC Rule 4.5. Therefore, neither the Trust nor a Fund is deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and they are not subject to registration or regulation as such under the CEA. It is expected that a Fund will be able to operate pursuant to the limitations under CFTC Rule 4.5 without materially adversely affecting its ability to achieve its investment objective. If, however, these limitations were to make it difficult for a Fund to achieve its investment objective in the future, the Trust may determine to operate the Fund as a regulated commodity pool pursuant to the Trust’s CPO registration or to reorganize or close the Fund or to materially change the Fund’s investment objective and strategy. In addition, as of the date of this SAI, the Adviser is not deemed to be a “commodity pool operator” or “commodity trading adviser” with respect to the advisory services it provides to a Fund.

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Other Short-Term Instruments
The Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A‑1” by S&P or, if unrated, of comparable quality as determined by the Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Sub-Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Repurchase Agreements
Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the applicable Fund and is unrelated to the interest rate on the underlying instrument.
In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value more than the value of the repurchase agreement and are held by the Custodian until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid investments, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.
The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.
Securities Lending
Each Fund may lend portfolio securities in an amount up to one-third of its total assets to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, a Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. A Fund may share the interest it receives on the collateral securities with the borrower. The terms of each Fund’s loans permit each Fund to reacquire loaned securities on five business days’ notice or in time to vote on any important matter. Loans are subject to termination at the option of the applicable Fund or borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Funds may pay fees to arrange for securities loans.
The SEC currently requires that the following conditions must be met whenever a Fund’s portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans. These conditions may be subject to future modification. Such loans will be terminable at any time upon specified notice. A Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In addition, the Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, the applicable Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal. In addition, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, a Fund will have to cover the loss when repaying the collateral.

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Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that a Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.
Short Sales (Risk-Managed Income Funds only)
Each Fund may engage in short sales. Short sales are transactions in which a Fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. To complete a short sale transaction, a Fund must borrow the instrument to make delivery to the buyer. A Fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by a Fund. Until the instrument is replaced, a Fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, a Fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.
A Fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which the Fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have no cap on maximum loss. A Fund will realize a gain if the instrument declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument.
Until a Fund replaces a borrowed instrument in connection with a short sale, the Fund will (a) designate on its records as collateral cash or liquid assets at such a level that the designated assets plus any amount deposited with the broker as collateral will equal the current value of the instrument sold short or (b) otherwise cover its short position in accordance with applicable law. The amount designated on the Fund’s records will be marked to market daily. This may limit a Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.
There is no guarantee that a Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that a Fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. If that occurs, a Fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a Fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a Fund holds in long positions will decline at the same time that the market value of the instruments the Fund has sold short increases, thereby increasing the Fund’s potential volatility. Short sales also involve other costs. A Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, a Fund may be required to pay a premium. A Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.
Tax Risks (Risk-Managed Income Funds only)
As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.
To qualify for the favorable U.S. federal income tax treatment accorded to a RIC under the Code, a Fund must, amongst other requirements, derive at least 90% of its gross income each taxable year from certain qualifying sources of income and the Fund’s assets must be diversified so that at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities (each requirement described in detail below in “Federal Income Taxes”). If a Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by a Fund to qualify as a RIC would have significant negative tax consequences to Fund shareholders and would affect a shareholder’s return on its investment in the Fund. Under certain circumstances, a Fund may be able to cure a failure to meet the qualifying income test or asset diversification test if such failure was due to reasonable cause and not willful neglect, but to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. Please see “Federal Income Taxes” below for more information.
Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Shares.

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U.S. Government Securities
Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).
Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.
On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. Because of this Agreement, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.
The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008–2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. In August 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt limit and growth in public spending. An increase in national debt levels may also necessitate the need for the U.S. Congress to negotiate adjustments to the statutory debt ceiling to increase the cap on the amount the U.S. Government is permitted to borrow to meet its existing obligations and finance current budget deficits. Future downgrades could increase volatility in domestic and foreign financial markets, result in higher interest rates, lower prices of U.S. Treasury securities and increase the costs of different kinds of debt. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.
INVESTMENT RESTRICTIONS
The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of a Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Fund.
Except with the approval of a majority of the outstanding voting securities, a Fund may not:
1.Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that each Fund will concentrate to approximately the same extent that the Index or, with respect to the Risk-Managed Income Funds, the applicable Reference Index (as defined in the Fund’s Prospectus) concentrates in the securities of such particular industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

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2.Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.
3.Make loans, except to the extent permitted under the 1940 Act.
4.Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent a Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business.
5.Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
6.Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.
7.(Index Funds only) With respect to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (with the exception that this restriction does not apply to the Fund’s investments in the securities of the U.S. government, or its agencies or instrumentalities, or other investment companies).
In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following non-fundamental restrictions, which may be changed without a shareholder vote.
1.Under normal circumstances, at least 80% of the net assets, plus borrowings for investment purposes, of each of the Risk-Based U.S. Fund and MaxDiv U.S. Fund will be invested in equity securities that are principally traded in the United States.
2.Under normal circumstances, at least 80% of the net assets, plus borrowings for investment purposes, of the Risk-Based International Fund will be invested in equity securities that are principally traded in Europe, Australasia, or the Far East.
3.Under normal circumstances, at least 80% of the net assets, plus borrowings for investment purposes, of each of the Risk-Managed Income Funds will be invested in securities, or derivative instruments linked to securities, of companies that are included in the Fund’s Reference Index.
If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitation with respect to the borrowing of money will be observed continuously.
For the purposes of non-fundamental policies 1 and 2, the Funds define “equity securities” to mean common and preferred stocks, rights, warrants, depositary receipts, equity interests in REITs, and master limited partnerships.
EXCHANGE LISTING AND TRADING
Shares are listed for trading and trade throughout the day on the Exchange.
There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, the Shares if any of the requirements set forth in the Exchange rules, including compliance with Rule 6c-11(c) under the 1940 Act, are not continuously maintained or such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of a Fund.
The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.
MANAGEMENT OF THE TRUST
Board Responsibilities. The management and affairs of the Trust and its series are overseen by the Board, which elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.
The day-to-day business of the Trust, including the management of risk, is performed by third-party service providers, such as the Adviser, the Sub-Advisers, the Distributor, and the Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of a Fund. The Funds and their service providers employ a variety of processes, procedures and controls to identify such events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the applicable Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

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The Board’s role in risk oversight begins before the inception of the Funds, at which time certain of the Funds’ service providers present the Board with information concerning the investment objectives, strategies, and risks of the Funds as well as proposed investment limitations for the Funds. Additionally, the Adviser and Sub-Adviser provide the Board with an overview of, among other things, its investment philosophy, brokerage practices, and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Sub-Adviser, and other service providers such as the Funds’ independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.
The Board is responsible for overseeing the nature, extent, and quality of the services provided to the Funds by the Adviser and the Sub-Adviser and receives information about those services at its regular meetings. In addition, on an annual basis (following the initial two-year period), in connection with its consideration of whether to renew the Investment Advisory Agreement with the Adviser, and Sub-Advisory Agreement with each Sub-Adviser, the Board or its designee may meet with the Adviser and/or Sub-Adviser to review such services. Among other things, the Board regularly considers the Adviser’s and each Sub-Adviser’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and each Fund’s investments, including, for example, portfolio holdings schedules.
The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser or Sub-Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer, as well as personnel of the Adviser, provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and the Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.
The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Annually, the Funds’ independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.
From their review of these reports and discussions with the Adviser and Sub-Adviser, the Chief Compliance Officer, independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of each Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.
The Board recognizes that not all risks that may affect a Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Adviser, Sub-Advisers, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. Because of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.
Members of the Board. There are four members of the Board, three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). Mr. Michael A. Castino serves as Chairman of the Board and is an interested person of the Trust, and Mr. Leonard M. Rush serves as the Trust’s Lead Independent Trustee. As Lead Independent Trustee, Mr. Rush acts as a spokesperson for the Independent Trustees in between meetings of the Board, serves as a liaison for the Independent Trustees with the Trust’s service providers, officers, and legal counsel to discuss ideas informally, and participates in setting the agenda for meetings of the Board and separate meetings or executive sessions of the Independent Trustees.
The Board is comprised of a super-majority (75 percent) of Independent Trustees. There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved charter. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees of the Trust constitute a super-majority of the Board, the number of Independent Trustees that constitute the Board, the amount

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of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.
Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	54	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	54	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	54	Independent Trustee, PPM Funds (3 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	54	None
Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of each Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.
The Trust has concluded that Mr. Rush should serve as a Trustee because of his substantial industry experience, including serving in several different senior executive roles at various global financial services firms, and the experience he has gained as serving as trustee of another investment company trust since 2011. He most recently served as Managing Director and Chief Financial Officer of Robert W. Baird & Co. Incorporated and several other affiliated entities and served as the Treasurer for Baird Funds. He also served as the Chief Financial Officer for Fidelity Investments’ four broker-dealers and has substantial experience with mutual fund and investment advisory organizations and related businesses, including Vice President and Head of Compliance for Fidelity Investments, a Vice President at Credit Suisse First Boston, a Manager with Goldman Sachs, & Co. and a Senior Manager with Deloitte & Touche. Mr. Rush has been determined to qualify as an Audit Committee Financial Expert for the Trust.
The Trust has concluded that Mr. Massart should serve as a Trustee because of his substantial industry experience, including over two decades working with high net worth individuals, families, trusts, and retirement accounts to make strategic and tactical asset allocation decisions, evaluate and select investment managers, and manage complex client relationships, and the experience he has gained as serving as trustee of another investment company trust since 2011. He is currently the President and Chief Investment Strategist of the SEC registered investment advisory firm he co-founded. Previously, he served as Managing Director of Strong Private Client and as a Manager of Wells Fargo Investments, LLC.
The Trust has concluded that Ms. Olsen should serve as a Trustee because of her substantial industry experience, including over a decade serving as a senior executive of an investment management firm and a related public company, and the experience she has gained by serving as an executive officer of another investment company from 2001 to 2012. Ms. Olsen most recently served as Managing Director and General Counsel of Artisan Partners Limited Partnership, a registered investment adviser serving primarily investment

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companies and institutional investors, and several affiliated entities, including its general partner, Artisan Partners Asset Management Inc. (NYSE: APAM), and as an executive officer of Artisan Funds Inc.
The Trust has concluded that Mr. Castino should serve as Trustee because of the experience he gained as Chairman of the Trust since 2013, as a senior officer of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Transfer Agent”), since 2012, and in his past roles with investment management firms and indexing firms involved with ETFs, as well as his experience in and knowledge of the financial services industry.
In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.
Board Committees. The Board has established the following standing committees of the Board:
Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Funds’ independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Funds’ independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Funds’ audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Funds’ independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Funds’ financial statements; and other audit related matters. During the fiscal year ended August 31, 2021, the Audit Committee met four times.
The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).
Nominating Committee. The Board has a standing Nominating Committee that is composed of each of the Independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. The Nominating Committee meets periodically, as necessary. During the fiscal year ended August 31, 2021, the Nominating Committee met one time.
Valuation Committee. The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of certain officers of the Trust. Although the Valuation Committee is not a committee of the Board (i.e., no Trustee is a member of the Valuation Committee), the Valuation Committee’s membership is appointed by the Board and its charter and applicable procedures are approved by the Board. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as necessary.

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Principal Officers of the Trust
The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Michael D. Barolsky Born: 1981	Vice President	Indefinite term; since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012–2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
Alyssa M. Bernard Born: 1988	Vice President	Indefinite term; since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018–2021); Attorney, Waddell & Reed Financial, Inc. (2017–2018); Attorney, American Century Companies, Inc. (2014–2017).
Elizabeth B. Scalf Born: 1985	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2021	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Vice President and Assistant CCO, Heartland Advisors, Inc. (2016–2017); Vice President and CCO, Heartland Group, Inc. (2016).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Isabella K. Zoller Born: 1994	Secretary	Indefinite term; since 2021 (other roles since 2020)	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019); Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018–2019); Law Student (2016–2019).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016–2020).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018; 2014-2017).
Cynthia L. Andrae Born: 1971	Deputy Chief Compliance Officer	Indefinite term; since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).
Trustee Ownership of Shares. The Funds are required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares of each Fund and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.
As of December 31, 2020, no Trustee owned Shares of the Fund or shares of any other series of the Trust.
Board Compensation. The Independent Trustees each receive an annual trustee fee of $170,850 for attendance at the four regularly scheduled quarterly meetings and one annual meeting, if necessary, and receive additional compensation for each additional meeting attended of $2,000, as well as reimbursement for travel and other out-of-pocket expenses incurred in connection with attendance at Board meetings. The Lead Independent Trustee receives an additional annual fee of $15,000. The Chairman of the Audit Committee receives an additional annual fee of $15,000. The Trust has no pension or retirement plan.
The following table shows the compensation earned by each Trustee for the Funds’ fiscal year ended August 31, 2021. Independent Trustee fees are paid by the adviser to each series of the Trust and not by the Funds. Trustee compensation does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Aggregate Compensation from the Funds	Total Compensation from Fund Complex Paid to Trustees
Interested Trustee
Michael A. Castino	$0	$0
Independent Trustees
David A. Massart	$0	$156,888
Janet D. Olsen	$0	$156,888
Leonard M. Rush, CPA	$0	$182,888

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PRINCIPAL SHAREHOLDERS, CONTROL PERSONS, AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.
As of the date of this SAI, the S&P 500 Risk-Managed Income Fund, Dow Jones Risk-Managed Income Fund and Russell 2000 Risk-Managed Income Fund had not commenced operations, and consequently, there were no Shares outstanding. As of December 1, 2021, the Trustees and officers, as a group, owned less than 1% of the Shares of the Funds, and the following shareholders were considered principal shareholders of the Funds:
Risk-Based U.S. Fund

Name and Address	% Ownership	Type of Ownership
J.P. Morgan Chase Clearing, Corp. 3 Chase Metrotech Center 7th Floor Brooklyn, NY 11245-0001	98.73%	Record
NVIT Investor Destinations Moderate Fund One Nationwide Plaza Columbus, Ohio 43215-2220	21.27%	Beneficial
NVIT Investor Destinations Balanced Fund One Nationwide Plaza Columbus, Ohio 43215-2220	12.46%	Beneficial
NVIT Investor Destinations Managed Growth Fund One Nationwide Plaza Columbus, Ohio 43215-2220	9.60%	Beneficial
NVIT Investor Destinations Moderately Conservative Fund One Nationwide Plaza Columbus, Ohio 43215-2220	7.03%	Beneficial
NVIT Investor Destinations Conservative Fund One Nationwide Plaza Columbus, Ohio 43215-2220	6.63%	Beneficial

Risk-Based International Fund

Name and Address	% Ownership	Type of Ownership
J.P. Morgan Chase Clearing, Corp. 3 Chase Metrotech Center 7th Floor Brooklyn, NY 11245-0001	98.50%	Record
NVIT Investor Destinations Moderate Fund One Nationwide Plaza Columbus, Ohio 43215-2220	13.21%	Beneficial
NVIT Investor Destinations Moderately Aggressive Fund One Nationwide Plaza Columbus, Ohio 43215-2220	11.91%	Beneficial
NVIT Investor Destinations Balanced Fund One Nationwide Plaza Columbus, Ohio 43215-2220	9.00%	Beneficial
NVIT Investor Destinations Capital Appreciation Fund One Nationwide Plaza Columbus, Ohio 43215-2220	8.51%	Beneficial
NVIT Investor Destinations Managed Growth Fund One Nationwide Plaza Columbus, Ohio 43215-2220	6.93%	Beneficial

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MaxDiv U.S. Fund

Name and Address	% Ownership	Type of Ownership
J.P. Morgan Chase Clearing, Corp. 3 Chase Metrotech Center 7th Floor Brooklyn, NY 11245-0001	96.78%	Record
NVIT Investor Destinations Capital Appreciation Fund One Nationwide Plaza Columbus, Ohio 43215-2220	46.97%	Beneficial
NVIT Investor Destinations Moderately Aggressive Fund One Nationwide Plaza Columbus, Ohio 43215-2220	38.76%	Beneficial
NVIT Investor Destinations Aggressive Fund One Nationwide Plaza Columbus, Ohio 43215-2220	11.04%	Beneficial

Nasdaq-100 Risk-Managed Income Fund

Name and Address	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	22.93%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	21.82%	Record
TD Ameritrade, Inc. 200 South 108th Avenue Omaha, NE 68103-2226	14.61%	Record

CODES OF ETHICS
The Trust, the Adviser, and each Sub-Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, and the Sub-Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics). Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Funds.
There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.
PROXY VOTING POLICIES
The Funds have delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has engaged Institutional Shareholder Services (“ISS”) to make recommendations to the Adviser on the voting of proxies relating to securities held by the Funds and has adopted the ISS Proxy Voting Guidelines as part of the Adviser’s proxy voting policies (the “Proxy Voting Policies”) for such purpose. When the ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not provide a recommendation, the Adviser will use its best judgment in voting such proxies on behalf of the applicable Fund(s).
A copy of the ISS Proxy Voting Guidelines is set forth in Appendix A to this SAI. The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Funds.
When available, information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling 1–800–617–0004 and (2) on the SEC’s website at www.sec.gov.

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INVESTMENT ADVISER AND SUB-ADVISERS
Investment Adviser
Nationwide Fund Advisors, a Delaware business trust, serves as the investment adviser to the Funds. Organized in 1999, the Adviser is a wholly-owned subsidiary of Nationwide Financial Services, Inc. and an indirect subsidiary of Nationwide Mutual Insurance Company.
The Adviser arranges for sub-advisory, transfer agency, custody, fund administration, distribution, and all other services necessary for the Funds to operate. The Adviser provides oversight of the Sub-Advisers, monitors each Sub-Adviser’s buying and selling of securities for the Funds, and reviews each Sub-Adviser’s performance. For the services it provides to the Funds, each Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of each Fund’s average daily net assets as follows:

Name of Fund	Management Fee
Risk-Based U.S. Fund	0.30%
Risk-Based International Fund	0.42%
MaxDiv U.S. Fund	0.34%
Nasdaq-100 Risk-Managed Income Fund	0.68%
S&P 500 Risk-Managed Income Fund	0.68%
Dow Jones Risk-Managed Income Fund	0.68%
Russell 2000 Risk-Managed Income Fund	0.68%
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
The Adviser, in turn, compensates each Sub-Adviser from the management fee it receives from the applicable Fund. The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust.
The S&P 500 Risk-Managed Income Fund, Dow Jones Risk-Managed Income Fund and Russell 2000 Risk-Managed Income Fund are new and have not paid management fees to the Adviser as of the date of this SAI. The table below shows management fees paid to the Adviser by each of the other Funds for the fiscal periods/years ended August 31.

Name of Fund	2021	2020	2019
Risk-Based U.S. Fund	$344,386	$333,164	$335,307
Risk-Based International Fund	$505,717	$475,553	$484,306
MaxDiv U.S. Fund	$376,082	$349,531	$351,481
Nasdaq-100 Risk-Managed Income Fund	$1,745,618	$241,608[1]	N/A
1 For the fiscal period December 19, 2019 (commencement of operations) through August 31, 2020.
Sub-Adviser — Vident Investment Advisory, LLC (Index Funds only)
The Trust, on behalf of the Index Funds, and the Adviser have retained Vident Investment Advisory, LLC, 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009, to serve as sub-adviser for the Index Funds. VIA was established in 2014 and is a wholly-owned subsidiary of Vident Financial, LLC. Vident Financial, LLC was formed in 2013 to develop and license investment market solutions (indices and funds) based on strategies that combine sophisticated risk-balancing methodologies, economic freedom metrics, valuation, and investor behavior. Vident Financial, LLC is a wholly-owned subsidiary of the Vident Investors’ Oversight Trust. Vince L. Birley, Brian Shepler and Mohammad Baki serve as the trustees of the Vident Investors’ Oversight Trust.
Pursuant to a Sub-Advisory Agreement among the Trust, the Adviser, and VIA, VIA is responsible for trading portfolio securities on behalf of the Index Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of an Index Fund’s respective Index, subject to the supervision of the Adviser and the Board. For the services it provides to the Index Funds, VIA is compensated by the Adviser from the management fees paid by the Index Funds to the Adviser.
Sub-Adviser — Harvest Volatility Management, LLC (Risk-Managed Income Funds only)
The Trust, on behalf of the Risk-Managed Income Funds, and the Adviser have retained Harvest Volatility Management, LLC, located at 420 Lexington Avenue, Suite 2620, New York, New York 10170, to serve as sub-adviser for the Risk-Managed Income Funds. Harvest is a registered investment adviser and Delaware limited liability company. Richard L. Selvala, Chief Executive Officer, and Curtis F. Brockelman, Jr., Managing Partner and Chief Risk Officer, co-founded and each individually own controlling interest in Harvest.

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Pursuant to a Sub-Advisory Agreement among the Trust, the Adviser, and Harvest, Harvest is responsible for trading portfolio securities on behalf of the Risk-Managed Income Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. For the services it provides to the Fund, Harvest is compensated by the Adviser from the management fees paid by the Fund to the Adviser.
The Sub-Advisory Agreements with VIA and Harvest were approved by the Trustees (including all the Independent Trustees) and the Adviser, as sole shareholder of each Fund, in compliance with the 1940 Act.
Each Sub-Advisory Agreement will continue in force for an initial period of up to two years. Thereafter, each Sub-Advisory Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement with VIA will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding Shares or by the Adviser on not less than 30 days’ written notice to the Sub-Adviser, or by the Sub-Adviser on 120 days’ written notice to the Adviser and the Trust. The Sub-Advisory Agreement with Harvest will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding Shares or by the Adviser on not less than 60 days’ written notice to the Sub-Adviser, or by the Sub-Adviser on 90 days’ written notice to the Adviser and the Trust. Each Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, fraud, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.
The S&P 500 Risk-Managed Income Fund, Dow Jones Risk-Managed Income Fund and Russell 2000 Risk-Managed Income Fund are new and, therefore, the Adviser has not paid management fees to the Sub-Adviser as of the date of this SAI. The table below shows fees earned by the Sub-Advisers for services provided to each of the other Funds for the fiscal periods/years ended August 31.

Name of Fund (Sub-Adviser)	2021	2020	2019
Risk-Based U.S. Fund (VIA)	$34,443	$33,307	$33,531
Risk-Based International Fund (VIA)	$42,155	$39,622	$40,359
MaxDiv U.S. Fund (VIA)	$33,190	$30,832	$31,013
Nasdaq-100 Risk-Managed Income Fund (Harvest)	$538,146	$60,455[1]	N/A
1 For the fiscal period December 19, 2019 (commencement of operations) through August 31, 2020.
PORTFOLIO MANAGERS
The Index Funds are jointly and primarily managed by Rafael Zayas, CFA, SVP, Head of Portfolio Management and Trading for VIA, and Austin Wen, CFA, Portfolio Manager for VIA.
The Risk-Managed Income Funds are managed by Curtis F. Brockelman, Jr., Managing Partner, Co-Founder, Portfolio Manager, and Chief Risk Officer of Harvest; Troy Cates, Managing Director and Portfolio Manager of Harvest; and Garrett Paolella, Managing Director and Portfolio Manager of Harvest.
Share Ownership
The Funds are required to show the dollar ranges of the portfolio managers’ “beneficial ownership” of Shares of each Fund as of the end of the most recently completed fiscal year or a more recent date for a new portfolio manager. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of August 31, 2021, Messrs. Zayas, Wen, Cates, and Paolella did not beneficially own Shares of any Fund.
As of August 31, 2021, Messrs. Brockelman, Cates and Paolella beneficially owned Shares of the Nasdaq-100 Risk-Managed Income Fund in the following dollar ranges:

Portfolio Manager	Dollar Range of Shares owned of Nasdaq-100 Risk-Managed Income Fund
Curt Brockelman	Over $1,000,000
Troy Cates	$10,001 - $50,000
Garrett Paolella	$50,001 - $100,000

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Other Accounts
In addition to the Funds, the portfolio managers managed the following other accounts for the Sub-Advisers as of August 31, 2021, none of which were subject to a performance fee:

Portfolio Managers: VIA	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Rafael Zayas, CFA	26	$5,452,758,100	21	$678,687,061	0	$0
Austin Wen, CFA	29	$6,322,019,186	2	$324,079,554	1	$27,115,469

Portfolio Managers: Harvest
Curt Brockelman, Troy Cates, and Garrett Paolella	0	$0	0	$0	0	$0
Portfolio Manager Compensation
The Index Funds’ portfolio managers receive a fixed base salary and discretionary bonus from VIA that are not tied to the performance of the Index Funds. Mr. Brockelman receives a base salary and is an equity owner of Harvest. He does not receive a discretionary bonus. Messrs. Cates and Paolella receive a base salary and yearly bonus from Harvest that is not tied to the performance of the Risk-Managed Income Funds.
Conflicts of Interest
A portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objectives as a Fund. Therefore, a potential conflict of interest may arise because of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds they manage. However, each Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts such Sub-Adviser manages are fairly and equitably allocated.
Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by the Sub-Adviser or its affiliates. For example, the sale of a long position or establishment of a short position by a fund sub-advised by the Sub-Adviser may impair the price of the same security sold short by (and therefore benefit) one or more other funds sub-advised by the Sub-Adviser, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) one or more other funds sub-advised by the Sub-Adviser.
Conflicts may also arise when selecting other funds sub-advised by the Sub-Adviser as investments for a Fund because (i) the fees paid by the Adviser to the Sub-Adviser for sub-advising certain other funds may be higher than the fees paid by the applicable Fund or another fund and (ii) the fees received by the Sub-Adviser and its affiliates as index provider may be higher for some funds than for the applicable Fund or another fund.
Conflicts may also arise because a portfolio manager has other responsibilities with respect to a Sub-Adviser or another account managed by a Sub-Adviser. Mr. Brockelman serves as Chief Risk Officer at Harvest, and there may be conflicts between his responsibilities as a portfolio manager and as the Chief Risk Officer. However, Harvest has established policies and procedures to ensure that Mr. Brockelman’s risk-related activities with respect to the Risk-Based Income Fund are overseen by other individuals to mitigate any impact from this conflict.
THE DISTRIBUTOR
The Trust, the Adviser, and Quasar Distributors, LLC (the “Distributor”), a subsidiary of Foreside Financial Group, LLC, are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Funds and distributes Shares. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202.
Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

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The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.
Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to a Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by a Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of a Fund’s Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares. Such compensation may be paid to Intermediaries that provide services to a Fund, including marketing and education support (such as through conferences, webinars and printed communications).
The Adviser has a separate arrangement to make payments, other than for the marketing and educational activities described above, to Morgan Stanley Smith Barney LLC (the “Firm”). Pursuant to the arrangement with the Firm, the Firm agreed to make certain of the Nationwide ETFs available to the Firm’s customers. These payments, which may be significant, are paid by the Adviser from its own resources and not from the assets of a Fund.
The Adviser and Sub-Adviser periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.
Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.
If you have any additional questions, please call 1-800-617-0004.
Distribution and Service Plan. The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.
Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares of a Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.
The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the FINRA rules concerning sales charges.
Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or

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arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of a Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) with whom the Distributor has entered into written Participant Agreements (as defined below), for performing shareholder servicing on behalf of a Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of a Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of a Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.
THE TRANSFER AGENT, INDEX RECEIPT AGENT, AND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ transfer agent, administrator, and index receipt agent.
Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Fund Services, Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser pays Fund Services a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.
The S&P 500 Risk-Managed Income Fund, Dow Jones Risk-Managed Income Fund and Russell 2000 Risk-Managed Income Fund are new and have not commenced operations as of the date of this SAI. The table below shows fees earned by Fund Services for services provided to each of the other Funds for the fiscal periods/years ended August 31.

	2021	2020	2019
Risk-Based U.S. Fund	$101,120	$112,312	$107,893
Risk-Based International Fund	$111,937	$122,733	$119,112
MaxDiv U.S. Fund	$110,672	$118,788	$115,006
Nasdaq-100 Risk-Managed Income Fund	$171,553	$ 51,606[1]	N/A
1For the fiscal period December 19, 2019 (commencement of operations) through August 31, 2020.
CUSTODIAN AND SECURITIES LENDING AGENTS
Pursuant to a Custody Agreement, U.S. Bank National Association (the “Custodian” or “U.S. Bank”), 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the Custodian of the Funds’ assets. The Custodian holds and administers the assets in each Fund’s portfolio. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.
U.S. Bank and The Bank of New York Mellon (“BNY Mellon”) (each, a “Securities Lending Agent”) serve as securities lending agents to the Risk-Based International Fund, and U.S. Bank serves as the Securities Lending Agent for the Risk-Based U.S. Fund and the MaxDiv U.S. Fund. The Nasdaq-100 Risk-Managed Income Fund did not participate in securities lending activities during the fiscal year ended August 31, 2021. The S&P 500 Risk-Managed Income Fund, Dow Jones Risk-Managed Income Fund and Russell 2000 Risk-Managed Income Fund are new and have not commenced operations as of the date of this SAI.
Each Securities Lending Agent is responsible for the implementation and administration of the applicable Index Fund’s securities lending program pursuant to an agreement between the Trust, on behalf of the applicable Fund, and the applicable Securities Lending Agent (each, a “Securities Lending Agreement”). Each Securities Lending Agent acts as agent to the applicable Fund to lend available securities with any person on its list of approved borrowers and (i) determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower; (ii) ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the applicable Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent; (iii) receives and holds, on the applicable Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (iv) marks loaned securities and collateral to their market value each business day based upon the market value of the loaned securities and collateral at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value of the loaned securities; (v) at the termination of a loan, returns the collateral to the borrower upon the return of the loaned securities to the applicable Securities Lending Agent; (vi) invests cash collateral in accordance with the

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applicable Securities Lending Agreement; and (vii) maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the applicable Fund a monthly statement describing the loans outstanding, including an accounting of all securities lending transactions.
The dollar amounts of gross and net income from securities lending activities received and the related fees and/or compensation paid by the Index Funds during the fiscal year ended August 31, 2021 are set forth in the following tables.

Fiscal year ended August 31, 2021.	Nationwide Risk-Based U.S. Equity ETF
Gross Income from securities lending activities (including income from cash collateral reinvestment)	$32,560
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$(3,190)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$(5,142)
Administrative fees not included in revenue split	—
Indemnification fee not included in revenue split	—
Rebate (paid to borrower)	$(11,549)
Other fees not included in revenue split	—
Aggregate fees/compensation for securities lending activities	$(19,881)
Net Income from securities lending activities	$12,679

Fiscal year ended August 31, 2021.	Nationwide Risk-Based International Equity ETF
Gross Income from securities lending activities (including income from cash collateral reinvestment)	$2,619
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agents from a revenue split	$(3,103)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue splits	$(24)
Administrative fees not included in revenue splits	$(289)
Indemnification fee not included in revenue splits	—
Rebates (paid to borrower)	$6,459
Other fees not included in revenue splits	—
Aggregate fees/compensation for securities lending activities	$3,043
Net Income from securities lending activities	$5,662

Fiscal year ended August 31, 2021.	Nationwide Maximum Diversification U.S. Core Equity ETF
Gross Income from securities lending activities (including income from cash collateral reinvestment)	$37,805
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$(3,839)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$(5,870)
Administrative fees not included in revenue split	—
Indemnification fee not included in revenue split	—
Rebate (paid to borrower)	$(12,758)
Other fees not included in revenue split	—
Aggregate fees/compensation for securities lending activities	$(22,467)
Net Income from securities lending activities	$15,338

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LEGAL COUNSEL
Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue NW, Washington, DC 20004-2541, serves as legal counsel for the Trust.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd., located at 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm for the Funds.
PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES
The Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day a Fund is open for business and may be available through financial reporting and news services, including publicly available internet web sites. In addition, the composition of the Deposit Securities (as defined below) is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).
DESCRIPTION OF SHARES
The Declaration of Trust authorizes the issuance of an unlimited number of funds and Shares. Each Share represents an equal proportionate interest in the applicable Fund with each other Share. Shares are entitled upon liquidation to a pro rata share in the net assets of the applicable Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of Shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.
Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s Shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
Under the Declaration of Trust, the Trustees have the power to liquidate a Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.
LIMITATION OF TRUSTEES’ LIABILITY
The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Amended and Restated By-laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.
BROKERAGE TRANSACTIONS
The policy of the Trust regarding purchases and sales of securities for a Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and the applicable Sub-Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the applicable Sub-Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

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Each Sub-Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. Each Sub-Adviser may also use electronic crossing networks (“ECNs”) when appropriate.
Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include such Fund’s Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units—Creation Transaction Fee” and “—Redemption Transaction Fee”, each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the applicable Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.
Each Sub-Adviser may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Advisers do not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Sub-Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Each Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the applicable Sub-Adviser, but only if the Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only recommend brokers that provide soft dollar benefits.
Each Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Advisers are able to use the brokerage or research services to manage client accounts without paying cash for such services, which reduces a Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits a Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by a Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. A Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.
Each Sub-Adviser is responsible, subject to oversight by the Adviser and the Board, for placing orders on behalf of the applicable Fund(s) for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.
A Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

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The S&P 500 Risk-Managed Income Fund, Dow Jones Risk-Managed Income Fund and Russell 2000 Risk-Managed Income Fund are new and have not commenced operations as of the date of this SAI. The table below shows brokerage commissions paid in the aggregate amount by the other Funds for the fiscal periods/years ended August 31.

	2021	2020	2019
Risk-Based U.S. Fund	$31,952	$52,590	$61,149
Risk-Based International Fund	$91,746	$98,039	$96,051
MaxDiv U.S. Fund	$23,703	$32,341	$32,897
Nasdaq-100 Risk-Managed Income Fund	$13,312	$3,309[1]	N/A
1For the fiscal period December 19, 2019 (commencement of operations) through August 31, 2020.
Directed Brokerage. During the fiscal year ended August 31, 2021, the Funds did not direct brokerage transactions to a broker because of research services provided.
Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Adviser, a Sub-Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act, and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.
During the fiscal year ended August 31, 2021, the Funds did not pay brokerage commissions to any registered broker-dealer affiliates of the Funds, the Adviser, the Sub-Advisers, or the Distributor.
Securities of “Regular Broker-Dealers.” Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of a Fund are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of Shares. The Risk-Based U.S. Fund held $586,990 in securities of Goldman Sachs, a “regular broker-dealer”, as of August 31, 2021. The Risk-Based International Fund, MaxDiv U.S. Fund, and Risk-Managed Income Funds did not hold securities of “regular broker dealers” as of August 31, 2021.
PORTFOLIO TURNOVER RATE
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.
The S&P 500 Risk-Managed Income Fund, Dow Jones Risk-Managed Income Fund and Russell 2000 Risk-Managed Income Fund are new and have not commenced operations as of the date of this SAI. The table below lists the portfolio turnover rate for the other Funds for the fiscal periods/years ended August 31.

	2021	2020
Risk-Based U.S. Fund	57%	73%
Risk-Based International Fund	66%	78%
MaxDiv U.S. Fund	35%	40%
Nasdaq-100 Risk-Managed Income Fund	10%	11%[1]
1 For the fiscal period December 19, 2019 (commencement of operations) through August 31, 2020.
BOOK ENTRY ONLY SYSTEM
The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.
DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

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Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.
Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the applicable Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.
PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS
The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each business day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern time. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business.
Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the applicable Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

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Each Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the applicable Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the applicable Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for the Fund changes from time to time.
The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”).
Procedures for Purchase of Creation Units. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.
All orders to purchase Shares directly from the Funds must be placed for one or more Creation Units and in the manner set forth in the Participant Agreement and/or applicable order form. The order cut-off time for orders to purchase Creation Units of the Risk-Managed Income Funds is expected to be 3:00 p.m. Eastern time, and the order cut-off time for orders to purchase Creation Units of the Risk-Based U.S. Fund and MaxDiv U.S. Fund is 4:00 p.m. Eastern time, which times may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) of the foregoing Funds is received and accepted is referred to as the “Order Placement Date.”
All orders to purchase Shares directly from the Risk-Based International Fund on the next Business Day must be submitted as a “Future Dated Trade” for one or more Creation Units between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the prior Business Day and in the manner set forth in the Participant Agreement and/or applicable order form. With respect to the Risk-Based International Fund, the Business Day following the day on which such an order is submitted to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is referred to as the “Order Placement Date.”
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, the applicable Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Funds, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. A Fund Deposit transfer

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must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by no later than 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. The “Settlement Date” for an Index Fund is generally the second Business Day after the Order Placement Date, and the “Settlement Date” for the Risk-Managed Income Funds is generally the Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the applicable Fund.
The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.
Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor for Index Funds and the Business Day following the day on which the purchase order is deemed received by the Distributor for the Risk-Managed Income Funds. The Risk-Based International Fund reserves the right to settle Creation Unit transactions on a basis other than the second Business Day following the day on which the purchase order is deemed received by the Distributor to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting from unsettled orders.
Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
Acceptance of Orders of Creation Units. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor with respect to a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares of the applicable Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the applicable Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances

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outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.
Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.
All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, can be found in the table below. Each Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
In addition, a variable fee, payable to the Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the applicable Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Name of Fund	Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
Risk-Based U.S. Fund	$500	2%
Risk-Based International Fund	$4,000	2%
MaxDiv U.S. Fund	$500	2%
Nasdaq-100 Risk-Managed Income Fund	$500	2%
S&P 500 Risk-Managed Income Fund	$500	2%
Dow Jones Risk-Managed Income Fund	$500	2%
Russell 2000 Risk-Managed Income Fund	$750	2%
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.
Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.
Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

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With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. In the event that the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for the Fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the table below. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
In addition, a variable fee, payable to the Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Name of Fund	Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
Risk-Based U.S. Fund	$500	2%
Risk-Based International Fund	$4,000	2%
MaxDiv U.S. Fund	$500	2%
Nasdaq-100 Risk-Managed Income Fund	$500	2%
S&P 500 Risk-Managed Income Fund	$500	2%
Dow Jones Risk-Managed Income Fund	$500	2%
Russell 2000 Risk-Managed Income Fund	$750	2%
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.
Procedures for Redemption of Creation Units. Orders to redeem Creation Units of the Risk-Managed Income Funds must be submitted in proper form to the Transfer Agent prior to 3:00 p.m. Eastern time, and orders to redeem Creation Units of the Risk-Based U.S. Fund and MaxDiv U.S. Fund must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern time. Orders to redeem Creation Units of the Risk-Based International Fund on the next Business Day must be submitted in proper form to the Transfer Agent as a “Future Dated Trade” for one or more Creation Units between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the prior Business Day and in the manner set forth in the Participant Agreement and/or applicable order form. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

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Additional Redemption Procedures
In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within one business day of the trade date.
However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds with respect to the Risk-Based International Fund may take longer than two Business Days after the day on which the redemption request is received in proper form. If neither the redeeming shareholder nor the Authorized Participant acting on behalf of such redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming shareholders will be required to receive its redemption proceeds in cash.
In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the applicable Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.
Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.
Because the portfolio securities of the Funds may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their Shares of the applicable Fund, or to purchase or sell Shares of the applicable Fund on the Exchange, on days when the NAV of the applicable Fund could be significantly affected by events in the relevant foreign markets.
The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the applicable Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
DETERMINATION OF NAV
NAV per Share for a Fund is computed by dividing the value of the net assets of the applicable Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and considered for purposes of determining NAV. The NAV of each Fund is calculated by Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.
In calculating each Fund’s NAV per Share, the Funds’ investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share. The Funds may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

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DIVIDENDS AND DISTRIBUTIONS
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”
General Policies. Dividends from net investment income, if any, are declared and paid at least annually by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis to improve index tracking for the Fund (Index Funds only), to comply with the distribution requirements of the Code, or to preserve a Fund’s eligibility for treatment as a RIC, in all events in a manner consistent with the provisions of the 1940 Act.
Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.
Each Fund makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the applicable Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve a Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income.
Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the applicable Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.
FEDERAL INCOME TAXES
The following is only a summary of certain U.S. federal income tax considerations generally affecting a Fund and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.
The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, foreign or local taxes.
Taxation of the Funds. Each Fund intends to qualify each year to be treated as a separate RIC under the Code. As such, the Funds should not be subject to federal income taxes on their net investment income and capital gains, if any, to the extent that they timely distribute such income and capital gains to their shareholders. To qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income (generally including the excess of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the applicable Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the applicable Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).
To the extent a Fund makes investments that may generate income that is not qualifying income, including certain derivatives, the Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.

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Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. A Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the fund level rather than at the Trust level.
If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the applicable Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where a Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the regular 21% corporate rate without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the applicable Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, a Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the applicable Fund failed to qualify for tax treatment as a RIC. If a Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a Fund-level tax on certain net built in gains recognized with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC, the applicable Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.
A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the applicable Fund and may not be distributed as capital gains to its shareholders. Generally, a Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.
The S&P 500 Risk-Managed Income Fund, Dow Jones Risk-Managed Income Fund and Russell 2000 Risk-Managed Income Fund are new and have not commenced operations as of the date of this SAI. The table below shows the capital loss carry-forward amounts for each of the other Funds as of August 31, 2021. These amounts do not expire.

	Short-Term	Long-Term
Risk-Based U.S. Fund	$2,234,945	$1,894,212
Risk-Based International Fund	$5,880,909	$7,479,330
MaxDiv U.S. Fund	—	$2,223,143
Nasdaq-100 Risk Managed Income Fund	$23,878,496	$37,592,002
A Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. For this purpose, any ordinary income or capital gain net income retained by a Fund and subject to corporate income tax will be considered to have been distributed. The Funds intend to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.
If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. A Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent

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such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.
Taxation of Shareholders – Distributions. Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, considering any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net realized capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.
Each Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporations, and the portion of dividends which may qualify for treatment as qualified dividend income, which, subject to certain limitations and requirements, is taxable to non-corporate shareholders at rates of up to 20%.
Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by a Fund from an ETF, an underlying fund taxable as a RIC, or from a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund, or REIT, however, dividends received by a Fund from a REIT are generally not treated as qualified dividend income. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income. Certain of the Funds’ investment strategies may limit their ability to make distributions eligible to be treated as qualified dividend income.
Fund dividends will not be treated as qualified dividend income if a Fund does not meet holding period and other requirements with respect to dividend paying stocks in its portfolio, and the shareholder does not meet holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income. Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.
In the case of corporate shareholders, certain dividends received by a Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to a Fund from other RICs are not eligible for the dividends received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends received deduction with respect to those Shares. Certain of the Funds’ investment strategies may limit their ability to make distributions eligible for the dividends-received deduction for corporate shareholders.
Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.
Shareholders who have not held Shares for a full year should be aware that a Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.
To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.
If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.
Taxation of Shareholders – Sale, Redemption, or Exchange of Shares. A sale, redemption, or exchange of Shares may give rise to a gain or loss. For tax purposes, an exchange of your Fund shares of a different fund is the same as a sale. In general, any gain or loss realized

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upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.
The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of a Fund may limit the tax efficiency of such Fund. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (the “IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.
Any gain or loss realized upon a creation or redemption of Creation Units will be treated as capital or ordinary gain or loss, depending on the circumstances. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any capital loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).
The Trust, on behalf of the Funds, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, a Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.
Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.
Taxation of Shareholders – Net Investment Income Tax. U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
Taxation of Fund Investments. Certain of a Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect a Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding income and excise taxes. A Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC. To the extent a Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments.

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Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts subject to Code Section 1256 (“Section 1256 Contract”) as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require a Fund to mark-to-market certain types of positions in its portfolios (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so.
Offsetting positions held by each Risk-Managed Income Fund (e.g., the Fund’s options collar strategy) involving certain derivative instruments, such as options, forward, and futures, as well as its long and short positions in portfolio securities, may be considered, for U.S. federal income tax purposes, to constitute “straddles.” Straddles are defined to include “offsetting positions” in actively traded personal property. For instance, a straddle can arise if the Fund writes a certain covered call option on a stock (i.e., a call on a stock owned by the Fund), or writes a call option on a stock index to the extent the Fund’s stock holdings (and any subset thereof) and the index on which it has written a call overlap sufficiently to constitute a straddle under applicable Treasury Regulations. The tax treatment of “straddles” is governed by section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Code Section 1256 described above. If the Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is a Section 1256 Contract, described above, then such straddle could be characterized as a “mixed straddle.” The Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle can cause the holding periods to be tolled on the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends received deduction to fail to satisfy the applicable holding period requirements described above. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The application of the straddle rules to certain offsetting Fund positions can therefore affect the amount, timing and/or character of distributions to shareholders, and may result in significant differences from the amount, timing and/or character of distributions that would have been made by the Fund if it had not entered into offsetting positions in respect of certain of its portfolio securities.
If a Risk-Managed Income Fund enters into a “constructive sale” of any appreciated financial position in its portfolio, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when the Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including, but not limited to: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon the Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon the Fund’s holding period in the position beginning with the date the constructive sale was deemed to have occurred and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.
Foreign Investments. Dividends and interest received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. Each Fund does not expect to satisfy the requirements for passing through to its shareholders any share of foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.
If more than 50% of the value of a Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the Fund as paid by its shareholders. For any year that a Fund is eligible for and makes such an election, each shareholder of the Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any. No deductions for foreign taxes paid by a Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments.

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If a Fund holds shares in a “passive foreign investment company” (“PFIC”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.
Each Fund may be eligible to treat a PFIC as a “qualified electing fund” (“QEF”) under the Code in which case, in lieu of the foregoing requirements, the Fund will be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts will be subject to the 90% and excise tax distribution requirements described above. To make this election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, a Fund may make a mark-to-market election that will result in such Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, a Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by a Fund and, once made, is effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this excess income to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. To distribute this income and avoid a tax at the fund level, a Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. Amounts included in income each year by a Fund arising from a QEF election, will be “qualifying income” under the Qualifying Income Requirement (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies.
A Fund’s transactions in foreign currencies and forward foreign currency contracts will generally be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirements and for avoiding the excise tax described above. The Funds intend to monitor their transactions, intend to make the appropriate tax elections, and intend to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of a Fund as a RIC and minimize the imposition of income and excise taxes.
Additional Tax Information Concerning REITs (Index Funds only). A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to such Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at the regular corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.
REITs in which a Fund invests often do not provide complete and final tax information to the Funds until after the time that the Funds issue a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, you will be sent a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.
“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated are qualified dividend income eligible for capital gain tax rates) as eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by a Fund to its shareholders that are attributable to qualified REIT dividends received by such Fund and which such Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

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Backup Withholding. Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding”; or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the U.S.
Non-U.S. Shareholders. Any non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisers prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. Each Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), each Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by a fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to a Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the United States to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.
A non-U.S. entity that invests in a Fund will need to provide the fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in a Fund should consult their tax advisors in this regard.
Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in a Fund if, for example, (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) Shares constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.
A Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, shareholders should consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.
Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is

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reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Other Issues. In those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.
FINANCIAL STATEMENTS
The Annual Report for the Funds for the fiscal year ended August 31, 2021 is a separate document and the financial statements and accompanying notes appearing therein are incorporated by reference into this SAI. Financial Statements and Annual Reports will be available after the S&P 500 Risk-Managed Income Fund, Dow Jones Risk-Managed Income Fund and Russell 2000 Risk-Managed Income Fund have completed a fiscal year of operations. You may request a copy of the Funds’ Annual Report at no charge by calling 1‑800‑617‑0004 or through the Funds’ website at www.etf.nationwide.com.
ADDITIONAL NOTICES
Additional Notices for the Russell 2000 Risk-Managed Income Fund only
FTSE Russell (“Russell”) is the Reference Index Provider for the Reference Index. The Reference Index Provider is not affiliated with the Fund, the Adviser, the Distributor or any of their respective affiliates. The Adviser or its affiliates have entered into a license agreement with the Reference Index Provider to use the Reference Index.
The Fund has been developed solely by the Adviser. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the Russell 2000 Index (the “Index”) vest in the relevant LSE Group company which owns the Index. “Russell®” is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Adviser.
Additional Notices for the S&P 500 Risk-Managed Income Fund and the Dow Jones Risk-Managed Income Fund only
Each Reference Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the Adviser. Standard & Poor’s®, S&P®, and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Adviser. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the Adviser with respect to each Reference Index is the licensing of each Reference Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. Each Reference Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Adviser or the Funds. S&P Dow Jones Indices has no obligation to take the needs of the Adviser or the owners of the Funds into consideration in determining, composing or calculating each Reference Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of shares of the Funds or the timing of the issuance or sale of shares of the Funds or in the determination or calculation of the equation by which shares of the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on each Reference Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF EACH REFERENCE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF EACH REFERENCE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR

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GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE ADVISER, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

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APPENDIX A

ISS Proxy Voting Policies and Guidelines

A-1

U N I T E D    S T A T E S
Proxy Voting Guidelines
Benchmark Policy Recommendations
TITLE

Effective for Meetings on or after February 1, 2021 Published November 19, 2020

I S S G O V E R N A N C E . C O M
© 2020 | Institutional Shareholder Services and/or its affiliates

U N I T E D S T A T E S PROXY VOTING GUIDELINES

T A B L E    O F    C O N T E N T S

Coverage    7
1.Board of Directors    8
Voting on Director Nominees in Uncontested Elections    8
Independence    8
ISS Classification of Directors – U.S.    9
Composition    11
Responsiveness    12
Accountability    13
Voting on Director Nominees in Contested Elections    16
Vote-No Campaigns    16
Proxy Contests/Proxy Access    17
Other Board-Related Proposals    17
Adopt Anti-Hedging/Pledging/Speculative Investments Policy    17
Board Refreshment    17
Term/Tenure Limits    17
Age Limits    17
Board Size    18
Classification/Declassification of the Board    18
CEO Succession Planning    18
Cumulative Voting    18
Director and Officer Indemnification and Liability Protection    18
Establish/Amend Nominee Qualifications    19
Establish Other Board Committee Proposals    19
Filling Vacancies/Removal of Directors    19
Independent Board Chair    19
Majority of Independent Directors/Establishment of Independent Committees    20
Majority Vote Standard for the Election of Directors    20
Proxy Access    20
Require More Nominees than Open Seats    20
Shareholder Engagement Policy (Shareholder Advisory Committee)    21
2.Audit-Related    22
Auditor Indemnification and Limitation of Liability    22
Auditor Ratification    22
Shareholder Proposals Limiting Non-Audit Services    22
Shareholder Proposals on Audit Firm Rotation    22
3.Shareholder Rights & Defenses    24
Advance Notice Requirements for Shareholder Proposals/Nominations    24
Amend Bylaws without Shareholder Consent    24
Control Share Acquisition Provisions    24
Control Share Cash-Out Provisions    24
Disgorgement Provisions    25
Fair Price Provisions    25
Freeze-Out Provisions    25
Greenmail    25
Shareholder Litigation Rights    25
Federal Forum Selection Provisions    25

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U N I T E D S T A T E S PROXY VOTING GUIDELINES
Exclusive Forum Provisions for State Law Matters    26
Fee shifting    26
Net Operating Loss (NOL) Protective Amendments    26
Poison Pills (Shareholder Rights Plans)    27
Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy    27
Management Proposals to Ratify a Poison Pill    27
Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)    27
Proxy Voting Disclosure, Confidentiality, and Tabulation    28
Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions    28
Reimbursing Proxy Solicitation Expenses    28
Reincorporation Proposals    29
Shareholder Ability to Act by Written Consent    29
Shareholder Ability to Call Special Meetings    29
Stakeholder Provisions    30
State Antitakeover Statutes    30
Supermajority Vote Requirements    30
Virtual Shareholder Meetings    30
4.Capital/Restructuring    31
Capital    31
Adjustments to Par Value of Common Stock    31
Common Stock Authorization    31
Dual Class Structure    32
Issue Stock for Use with Rights Plan    32
Preemptive Rights    32
Preferred Stock Authorization    32
Recapitalization Plans    32
Reverse Stock Splits    33
Share Repurchase Programs    33
Share Repurchase Programs Shareholder Proposals    33
Stock Distributions: Splits and Dividends    33
Tracking Stock    34
Restructuring    34
Appraisal Rights    34
Asset Purchases    34
Asset Sales    34
Bundled Proposals    34
Conversion of Securities    35
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans    35
Formation of Holding Company    35
Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)    35
Joint Ventures    36
Liquidations    36
Mergers and Acquisitions    36
Private Placements/Warrants/Convertible Debentures    37
Reorganization/Restructuring Plan (Bankruptcy)    38
Special Purpose Acquisition Corporations (SPACs)    38
Special Purpose Acquisition Corporations (SPACs) - Proposals for Extensions    39
Spin-offs    39
Value Maximization Shareholder Proposals    39
5.Compensation    41

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U N I T E D S T A T E S PROXY VOTING GUIDELINES
Executive Pay Evaluation    41
Advisory Votes on Executive Compensation—Management Proposals (Say-on-Pay)    41
Pay-for-Performance Evaluation    42
Problematic Pay Practices    42
Compensation Committee Communications and Responsiveness    43
Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")    44
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale    44
Equity-Based and Other Incentive Plans    44
Shareholder Value Transfer (SVT)    45
Three-Year Burn Rate    46
Egregious Factors    46
Liberal Change in Control Definition    46
Repricing Provisions    46
Problematic Pay Practices or Significant Pay-for-Performance Disconnect    47
Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m))    47
Specific Treatment of Certain Award Types in Equity Plan Evaluations    48
Dividend Equivalent Rights    48
Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)    48
Other Compensation Plans    48
401(k) Employee Benefit Plans    48
Employee Stock Ownership Plans (ESOPs)    48
Employee Stock Purchase Plans—Qualified Plans    48
Employee Stock Purchase Plans—Non-Qualified Plans    48
Option Exchange Programs/Repricing Options    49
Stock Plans in Lieu of Cash    49
Transfer Stock Option (TSO) Programs    49
Director Compensation    50
Shareholder Ratification of Director Pay Programs    50
Equity Plans for Non-Employee Directors    50
Non-Employee Director Retirement Plans    51
Shareholder Proposals on Compensation    51
Bonus Banking/Bonus Banking “Plus”    51
Compensation Consultants—Disclosure of Board or Company’s Utilization    51
Disclosure/Setting Levels or Types of Compensation for Executives and Directors    51
Golden Coffins/Executive Death Benefits    52
Hold Equity Past Retirement or for a Significant Period of Time    52
Pay Disparity    52
Pay for Performance/Performance-Based Awards    52
Pay for Superior Performance    53
Pre-Arranged Trading Plans (10b5-1 Plans)    53
Prohibit Outside CEOs from Serving on Compensation Committees    53
Recoupment of Incentive or Stock Compensation in Specified Circumstances    54
Severance Agreements for Executives/Golden Parachutes    54
Share Buyback Impact on Incentive Program Metrics    54
Supplemental Executive Retirement Plans (SERPs)    54
Tax Gross-Up Proposals    55
Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested
Equity 55
6.Routine/Miscellaneous    56
Adjourn Meeting    56
Amend Quorum Requirements    56
Amend Minor Bylaws    56

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Change Company Name    56
Change Date, Time, or Location of Annual Meeting    56
Other Business    56
7.Social and Environmental Issues    57
Global Approach    57
Endorsement of Principles    57
Animal Welfare    57
Animal Welfare Policies    57
Animal Testing    58
Animal Slaughter    58
Consumer Issues    58
Genetically Modified Ingredients    58
Reports on Potentially Controversial Business/Financial Practices    58
Pharmaceutical Pricing, Access to Medicines, and Prescription Drug Reimportation    59
Product Safety and Toxic/Hazardous Materials    59
Tobacco-Related Proposals    59
Climate Change    60
Climate Change/Greenhouse Gas (GHG) Emissions    60
Energy Efficiency    61
Renewable Energy    61
Diversity    61
Board Diversity    61
Equality of Opportunity    62
Gender Identity, Sexual Orientation, and Domestic Partner Benefits    62
Gender, Race/Ethnicity Pay Gap    62
Environment and Sustainability    62
Facility and Workplace Safety    62
General Environmental Proposals and Community Impact Assessments    63
Hydraulic Fracturing    63
Operations in Protected Areas    63
Recycling    63
Sustainability Reporting    63
Water Issues    64
General Corporate Issues    64
Charitable Contributions    64
Data Security, Privacy, and Internet Issues    64
Environmental, Social, and Governance (ESG) Compensation-Related Proposals    64
Human Rights, Human Capital Management, and International Operations    65
Human Rights Proposals    65
Mandatory Arbitration    65
Operations in High Risk Markets    65
Outsourcing/Offshoring    66
Sexual Harassment    66
Weapons and Military Sales    66
Political Activities    66
Lobbying    66
Political Contributions    67
Political Ties    67
8.Mutual Fund Proxies    68
Election of Directors    68
Closed End Funds- Unilateral Opt-In to Control Share Acquisition Statutes    68

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Converting Closed-end Fund to Open-end Fund    68
Proxy Contests    68
Investment Advisory Agreements    68
Approving New Classes or Series of Shares    68
Preferred Stock Proposals    68
1940 Act Policies    69
Changing a Fundamental Restriction to a Nonfundamental Restriction    69
Change Fundamental Investment Objective to Nonfundamental    69
Name Change Proposals    69
Change in Fund's Subclassification    69
Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value    69
Disposition of Assets/Termination/Liquidation    70
Changes to the Charter Document    70
Changing the Domicile of a Fund    70
Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval    70
Distribution Agreements    70
Master-Feeder Structure    71
Mergers    71
Shareholder Proposals for Mutual Funds    71
Establish Director Ownership Requirement    71
Reimburse Shareholder for Expenses Incurred    71
Terminate the Investment Advisor    71

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C o v e r a g e
The U.S. research team provides proxy analyses and voting recommendations for common shareholder meetings of publicly - traded U.S. - incorporated companies that are held in our institutional investor clients' portfolios and includes all S&P 1500 and Russell 3000 companies that are considered U.S. Domestic Issuers by the SEC. Coverage generally includes corporate actions for common equity holders, such as written consents and bankruptcies. ISS’
U.S. coverage includes investment companies (including open-end funds, closed-end funds, exchange-traded funds, and unit investment trusts), limited partnerships (“LPs”), master limited partnerships (“MLPs”), limited liability companies (“LLCs”), and business development companies. ISS reviews its universe of coverage on an annual basis, and the coverage is subject to change based on client need and industry trends.

The U.S. research team also produces, for subscribing clients, research and recommendations for fixed income meetings, and meetings of certain preferred securities, including Auction Rate Preferred Securities (“ARPS”) and Variable Rate Municipal Term Preferred securities (“VMTPs”).

Foreign-incorporated companies

In addition to U.S. - incorporated companies, U.S. policies are applied to certain foreign-incorporated company analyses. Like the SEC, ISS distinguishes two types of companies that list but are not incorporated in the U.S.:

▪U.S. Domestic Issuers – which have a majority of outstanding shares held in the U.S. and meet other criteria, as determined by the SEC, and are subject to the same disclosure and listing standards as U.S. incorporated companies – are generally covered under standard U.S. policy guidelines.
▪Foreign Private Issuers (FPIs) – which do not meet the Domestic Issuer criteria and are exempt from most disclosure requirements (e.g., they do not file DEF14A reports) and listing standards (e.g., for required levels of board and committee independence) – are covered under a combination of policy guidelines:
▪FPI Guidelines (see the Americas Regional Proxy Voting Guidelines), which apply certain minimum independence and disclosure standards in the evaluation of key proxy ballot items, such as the election of directors and approval of financial reports; and
▪For other issues, guidelines for the market that is responsible for, or most relevant to, the item on the ballot.

In all cases – including with respect to other companies with cross-market features that may lead to ballot items related to multiple markets – items that are on the ballot solely due to the requirements of another market (listing, incorporation, or national code) may be evaluated under the policy of the relevant market, regardless of the
“assigned” market coverage.

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1.B o a r d o f D i r e c t o r s
Voting on Director Nominees in Uncontested Elections

Four fundamental principles apply when determining votes on director nominees:

Independence: Boards should be sufficiently independent from management (and significant shareholders) to ensure that they are able and motivated to effectively supervise management's performance for the benefit of all shareholders, including in setting and monitoring the execution of corporate strategy, with appropriate use of shareholder capital, and in setting and monitoring executive compensation programs that support that strategy. The chair of the board should ideally be an independent director, and all boards should have an independent leadership position or a similar role in order to help provide appropriate counterbalance to executive management, as well as having sufficiently independent committees that focus on key governance concerns such as audit, compensation, and nomination of directors.

Composition: Companies should ensure that directors add value to the board through their specific skills and expertise and by having sufficient time and commitment to serve effectively. Boards should be of a size appropriate to accommodate diversity, expertise, and independence, while ensuring active and collaborative participation by all members. Boards should be sufficiently diverse to ensure consideration of a wide range of perspectives.

Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether binding or non-binding), and tender offers where a majority of shares are tendered.

Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company's governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors.

General Recommendation: Generally vote for director nominees, except under the following circumstances (with new nominees1 considered on case-by-case basis):

Independence
Vote against2 or withhold from non-independent directors (Executive Directors and Non-Independent Non- Executive Directors per ISS’ Classification of Directors) when:
•Independent directors comprise 50 percent or less of the board;
•The non-independent director serves on the audit, compensation, or nominating committee;
•The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or
•The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.

1 A "new nominee" is a director who is being presented for election by shareholders for the first time. Recommendations on new nominees who have served for less than one year are made on a case-by-case basis depending on the timing of their appointment and the problematic governance issue in question.
2 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

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ISS Classification of Directors – U.S.
1.Executive Director
1.1    Current officer1 of the company or one of its affiliates2.
2.Non-Independent Non-Executive Director
Board Identification
2.1    Director identified as not independent by the board.
Controlling/Significant Shareholder
2.2    Beneficial owner of more than 50 percent of the company's voting power (this may be aggregated if voting power is distributed among more than one member of a group).
Current Employment at Company or Related Company
2.3    Non-officer employee of the firm (including employee representatives).
2.4    Officer1, former officer, or general or limited partner of a joint venture or partnership with the company.
Former Employment
2.5    Former CEO of the company. 3, 4
2.6    Former non-CEO officer1 of the company or an affiliate2 within the past five years.
2.7    Former officer1 of an acquired company within the past five years.4
2.8    Officer1 of a former parent or predecessor firm at the time the company was sold or split off within the past five years.
2.9    Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer’s employment agreement will be made.5
Family Members
2.10    Immediate family member6 of a current or former officer1 of the company or its affiliates2 within the last five years.
2.11    Immediate family member6 of a current employee of company or its affiliates2 where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non- Section 16 officer in a key strategic role).
Professional, Transactional, and Charitable Relationships
2.12    Director who (or whose immediate family member6) currently provides professional services7 in excess of $10,000 per year to: the company, an affiliate2, or an individual officer of the company or an affiliate; or who is (or whose immediate family member6 is) a partner, employee, or controlling shareholder of an organization which provides the services.
2.13    Director who (or whose immediate family member6 ) currently has any material transactional relationship8 with the company or its affiliates2; or who is (or whose immediate family member6 is) a partner in, or a controlling shareholder or an executive officer of, an organization which has the material transactional relationship8 (excluding investments in the company through a private placement).
2.14    Director who (or whose immediate family member6) is a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowments8 from the company or its affiliates2.
Other Relationships
2.15    Party to a voting agreement9 to vote in line with management on proposals being brought to shareholder vote.
2.16    Has (or an immediate family member6 has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee.10
2.17    Founder11 of the company but not currently an employee.
2.18    Director with pay comparable to Named Executive Officers.
2.19    Any material12 relationship with the company.
3.Independent Director
3.1    No material12 connection to the company other than a board seat.

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Footnotes:
1.The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) and includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will generally be classified as a Non-Independent Non-Executive Director under “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation exceeding $10,000 per year for serving in that capacity, then the director will be classified as an Independent Director.
2.“Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation. The manager/advisor of an externally managed issuer (EMI) is considered an affiliate.
3.Includes any former CEO of the company prior to the company’s initial public offering (IPO).
4.When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.
5.ISS will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was under way for a full-time officer at the time.
6.“Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step- children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.
7.Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include but are not limited to the following: investment banking/financial advisory services, commercial banking (beyond deposit services), investment services, insurance services, accounting/audit services, consulting services, marketing services, legal services, property management services, realtor services, lobbying services, executive search services, and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services, IT tech support services, educational services, and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.
8.A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity, exceeding the greater of: $200,000 or 5 percent of the recipient’s gross revenues, for a company that follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, for a company that follows NYSE listing standards. For a company that follows neither of the preceding standards, ISS will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).
9.Dissident directors who are parties to a voting agreement pursuant to a settlement or similar arrangement may be classified as Independent Directors if an analysis of the following factors indicates that the voting agreement does not compromise their alignment with all shareholders’ interests: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.
10. Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

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11.    The operating involvement of the founder with the company will be considered; if the founder was never employed by the company, ISS may deem him or her an Independent Director.
12.    For purposes of ISS’s director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

Composition

Attendance at Board and Committee Meetings: Generally vote against or withhold from directors (except nominees who served only part of the fiscal year3) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

▪Medical issues/illness;
▪Family emergencies; and
▪Missing only one meeting (when the total of all meetings is three or fewer).

In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s) with poor attendance, generally vote against or withhold from appropriate members of the nominating/governance committees or the full board.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors: Generally vote against or withhold from individual directors who:

▪Sit on more than five public company boards; or
▪Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards4.

Gender Diversity: For companies in the Russell 3000 or S&P 1500 indices, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies where there are no women on the company's board. An exception will be made if there was a woman on the board at the

3 Nominees who served for only part of the fiscal year are generally exempted from the attendance policy.
4 Although all of a CEO’s subsidiary boards with publicly-traded common stock will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

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preceding annual meeting and the board makes a firm commitment to return to a gender-diverse status within a year.

Racial and/or Ethnic Diversity: For companies in the Russell 3000 or S&P 1500 indices, highlight boards with no apparent racial and/or ethnic diversity5.

For companies in the Russell 3000 or S&P 1500 indices, effective for meetings on or after Feb. 1, 2022, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) where the board has no apparent racially or ethnically diverse members. An exception will be made if there was racial and/or ethnic diversity on the board at the preceding annual meeting and the board makes a firm commitment to appoint at least one racial and/or ethnic diverse member within a year.

Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:

▪The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:
•Disclosed outreach efforts by the board to shareholders in the wake of the vote;
•Rationale provided in the proxy statement for the level of implementation;
•The subject matter of the proposal;
•The level of support for and opposition to the resolution in past meetings;
•Actions taken by the board in response to the majority vote and its engagement with shareholders;
•The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and
•Other factors as appropriate.
▪The board failed to act on takeover offers where the majority of shares are tendered;
▪At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Say on Pay proposal if:
▪The company’s previous say-on-pay received the support of less than 70 percent of votes cast. Factors that will be considered are:
▪The company's response, including:
▪Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);
▪Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;
▪Disclosure of specific and meaningful actions taken to address shareholders' concerns;
•Other recent compensation actions taken by the company;
•Whether the issues raised are recurring or isolated;
•The company's ownership structure; and

5 Aggregate diversity statistics provided by the board will only be considered if specific to racial and/or ethnic diversity.

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▪Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.
▪The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.

Accountability

Problematic Takeover Defenses/Governance Structure
Poison Pills: Vote against or withhold from all nominees (except new nominees1, who should be considered case- by-case) if:
▪The company has a poison pill that was not approved by shareholders6. However, vote case-by-case on nominees if the board adopts an initial pill with a term of one year or less, depending on the disclosed rationale for the adoption, and other factors as relevant (such as a commitment to put any renewal to a shareholder vote);
▪The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval; or
▪The pill, whether short-term7 or long-term, has a deadhand or slowhand feature.

Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.

Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted.
Problematic provisions include but are not limited to:

▪A classified board structure;
▪A supermajority vote requirement;
▪Either a plurality vote standard in uncontested director elections, or a majority vote standard in contested elections;
▪The inability of shareholders to call special meetings;
▪The inability of shareholders to act by written consent;
▪A multi-class capital structure; and/or
▪A non-shareholder-approved poison pill.

Unilateral Bylaw/Charter Amendments and Problematic Capital Structures: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely impact shareholders, considering the following factors:

6 Public shareholders only, approval prior to a company’s becoming public is insufficient.
7 If the short-term pill with a deadhand or slowhand feature is enacted but expires before the next shareholder vote, ISS will generally still recommend withhold/against nominees at the next shareholder meeting following its adoption.

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▪The board's rationale for adopting the bylaw/charter amendment without shareholder ratification;
▪Disclosure by the company of any significant engagement with shareholders regarding the amendment;
▪The level of impairment of shareholders' rights caused by the board's unilateral amendment to the bylaws/charter;
▪The board's track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;
▪The company's ownership structure;
▪The company's existing governance provisions;
▪The timing of the board's amendment to the bylaws/charter in connection with a significant business development; and
▪Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees1, who should be considered case-by-case) if the directors:
▪Classified the board;
▪Adopted supermajority vote requirements to amend the bylaws or charter; or
▪Eliminated shareholders' ability to amend bylaws.

Problematic Capital Structure - Newly Public Companies: For newly public companies8, generally vote against or withhold from the entire board (except new nominees1, who should be considered case-by-case) if, prior to or in connection with the company's public offering, the company or its board implemented a multi-class capital structure in which the classes have unequal voting rights without subjecting the multi-class capital structure to a reasonable time-based sunset. In assessing the reasonableness of a time-based sunset provision, consideration will be given to the company’s lifespan, its post-IPO ownership structure and the board’s disclosed rationale for the sunset period selected. No sunset period of more than seven years from the date of the IPO will be considered to be reasonable.

Continue to vote against or withhold from incumbent directors in subsequent years, unless the problematic capital structure is reversed or removed.

Problematic Governance Structure - Newly Public Companies: For newly public companies8, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if, prior to or in connection with the company's public offering, the company or its board adopted the following bylaw or charter provisions that are considered to be materially adverse to shareholder rights:

▪Supermajority vote requirements to amend the bylaws or charter;
▪A classified board structure; or
▪Other egregious provisions.

A reasonable sunset provision will be considered a mitigating factor.

Unless the adverse provision is reversed or removed, vote case-by-case on director nominees in subsequent years.

8 Newly-public companies generally include companies that emerge from bankruptcy, spin-offs, direct listings, and those who complete a traditional initial public offering.

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Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:

▪The presence of a shareholder proposal addressing the same issue on the same ballot;
▪The board's rationale for seeking ratification;
▪Disclosure of actions to be taken by the board should the ratification proposal fail;
▪Disclosure of shareholder engagement regarding the board’s ratification request;
▪The level of impairment to shareholders' rights caused by the existing provision;
▪The history of management and shareholder proposals on the provision at the company’s past meetings;
▪Whether the current provision was adopted in response to the shareholder proposal;
▪The company's ownership structure; and
▪Previous use of ratification proposals to exclude shareholder proposals.

Restrictions on Shareholders’ Rights
Restricting Binding Shareholder Proposals: Generally vote against or withhold from the members of the governance committee if:
▪The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include but are not limited to: outright prohibition on the submission of binding shareholder proposals or share ownership requirements, subject matter restrictions, or time holding requirements in excess of SEC Rule 14a-8. Vote against or withhold on an ongoing basis.

Submission of management proposals to approve or ratify requirements in excess of SEC Rule 14a-8 for the submission of binding bylaw amendments will generally be viewed as an insufficient restoration of shareholders' rights. Generally continue to vote against or withhold on an ongoing basis until shareholders are provided with an unfettered ability to amend the bylaws or a proposal providing for such unfettered right is submitted for shareholder approval.

Problematic Audit-Related Practices
Generally vote against or withhold from the members of the Audit Committee if:
▪The non-audit fees paid to the auditor are excessive;
▪The company receives an adverse opinion on the company’s financial statements from its auditor; or
▪There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the Audit Committee and potentially the full board if:
▪Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices
In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:

▪There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
▪The company maintains significant problematic pay practices; or
▪The board exhibits a significant level of poor communication and responsiveness to shareholders.

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Generally vote against or withhold from the Compensation Committee chair, other committee members, or potentially the full board if:

▪The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the
▪company’s declared frequency of say on pay; or
▪The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e. two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.

Problematic Pledging of Company Stock:
Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company sto1ck by executives or directors raises concerns. The following factors will be considered:

▪The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;
▪The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;
▪Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;
▪Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and
▪Any other relevant factors.

Governance Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

▪Material failures of governance, stewardship, risk oversight9, or fiduciary responsibilities at the company;
▪Failure to replace management as appropriate; or
▪Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Voting on Director Nominees in Contested Elections

Vote-No Campaigns
General Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

9 Examples of failure of risk oversight include but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; demonstrably poor risk oversight of environmental and social issues, including climate change; significant adverse legal judgments or settlement; or hedging of company stock.

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Proxy Contests/Proxy Access
General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:
▪Long-term financial performance of the company relative to its industry;
▪Management’s track record;
▪Background to the contested election;
▪Nominee qualifications and any compensatory arrangements;
▪Strategic plan of dissident slate and quality of the critique against management;
▪Likelihood that the proposed goals and objectives can be achieved (both slates); and
▪Stock ownership positions.

In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether there are more candidates than board seats).

Other Board-Related Proposals

Adopt Anti-Hedging/Pledging/Speculative Investments Policy
General Recommendation: Generally vote for proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.

Board Refreshment

Board refreshment is best implemented through an ongoing program of individual director evaluations, conducted annually, to ensure the evolving needs of the board are met and to bring in fresh perspectives, skills, and diversity as needed.

Term/Tenure Limits
General Recommendation: Vote case-by-case on management proposals regarding director term/tenure limits, considering:
▪The rationale provided for adoption of the term/tenure limit;
▪The robustness of the company’s board evaluation process;
▪Whether the limit is of sufficient length to allow for a broad range of director tenures;
▪Whether the limit would disadvantage independent directors compared to non-independent directors; and
▪Whether the board will impose the limit evenly, and not have the ability to waive it in a discriminatory manner.

Vote case-by-case on shareholder proposals asking for the company to adopt director term/tenure limits, considering:

▪The scope of the shareholder proposal; and
▪Evidence of problematic issues at the company combined with, or exacerbated by, a lack of board refreshment.

Age Limits
General Recommendation: Generally vote against management and shareholder proposals to limit the tenure of independent directors through mandatory retirement ages. Vote for proposals to remove mandatory age limits.

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Board Size
General Recommendation: Vote for proposals seeking to fix the board size or designate a range for the board size.

Vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board
General Recommendation: Vote against proposals to classify (stagger) the board. Vote for proposals to repeal classified boards and to elect all directors annually.
CEO Succession Planning
General Recommendation: Generally vote for proposals seeking disclosure on a CEO succession planning policy, considering, at a minimum, the following factors:
▪The reasonableness/scope of the request; and
▪The company’s existing disclosure on its current CEO succession planning process.

Cumulative Voting
General Recommendation: Generally vote against management proposals to eliminate cumulate voting, and for shareholder proposals to restore or provide for cumulative voting, unless:
▪The company has proxy access10, thereby allowing shareholders to nominate directors to the company’s ballot; and
▪The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote for proposals for cumulative voting at controlled companies (insider voting power > 50%).

Director and Officer Indemnification and Liability Protection
General Recommendation: Vote case-by-case on proposals on director and officer indemnification and liability protection.

Vote against proposals that would:

▪Eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.
▪Expand coverage beyond just legal expenses to liability for acts that are more serious violations of fiduciary obligation than mere carelessness.
▪Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company's board (i.e., "permissive indemnification"), but that previously the company was not required to indemnify.

Vote for only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

▪If the director was found to have acted in good faith and in a manner that s/he reasonably believed was in the best interests of the company; and

10 A proxy access right that meets the recommended guidelines.

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▪If only the director’s legal expenses would be covered.

Establish/Amend Nominee Qualifications
General Recommendation: Vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and the degree to which they may preclude dissident nominees from joining the board.

Vote case-by-case on shareholder resolutions seeking a director nominee who possesses a particular subject matter expertise, considering:

▪The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;
▪The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;
▪The company’s disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and
▪The scope and structure of the proposal.

Establish Other Board Committee Proposals
General Recommendation: Generally vote against shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:
▪Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;
▪Level of disclosure regarding the issue for which board oversight is sought;
▪Company performance related to the issue for which board oversight is sought;
▪Board committee structure compared to that of other companies in its industry sector; and
▪The scope and structure of the proposal.

Filling Vacancies/Removal of Directors
General Recommendation: Vote against proposals that provide that directors may be removed only for cause.
Vote for proposals to restore shareholders’ ability to remove directors with or without cause.
Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies. Vote for proposals that permit shareholders to elect directors to fill board vacancies.

Independent Board Chair
General Recommendation: Generally vote for shareholder proposals requiring that the board chair position be filled by an independent director, taking into consideration the following:
▪The scope and rationale of the proposal;
▪The company's current board leadership structure;
▪The company's governance structure and practices;
▪Company performance; and
▪Any other relevant factors that may be applicable.

The following factors will increase the likelihood of a “for” recommendation:

▪A majority non-independent board and/or the presence of non-independent directors on key board committees;

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▪A weak or poorly-defined lead independent director role that fails to serve as an appropriate counterbalance to a combined CEO/chair role;
▪The presence of an executive or non-independent chair in addition to the CEO, a recent recombination of the role of CEO and chair, and/or departure from a structure with an independent chair;
▪Evidence that the board has failed to oversee and address material risks facing the company;
▪A material governance failure, particularly if the board has failed to adequately respond to shareholder concerns or if the board has materially diminished shareholder rights; or
▪Evidence that the board has failed to intervene when management’s interests are contrary to shareholders' interests.

Majority of Independent Directors/Establishment of Independent Committees
General Recommendation: Vote for shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’ definition of Independent
Director (See ISS' Classification of Directors.)

Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless they currently meet that standard.

Majority Vote Standard for the Election of Directors
General Recommendation: Generally vote for management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote against if no carve-out for a plurality vote standard in contested elections is included.

Generally vote for precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve- out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Proxy Access
General Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:
▪Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;
▪Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;
▪Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;
▪Cap: cap on nominees of generally twenty-five percent (25%) of the board.
Review for reasonableness any other restrictions on the right of proxy access. Generally vote against proposals that are more restrictive than these guidelines.

Require More Nominees than Open Seats
General Recommendation: Vote against shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

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Shareholder Engagement Policy (Shareholder Advisory Committee)
General Recommendation: Generally vote for shareholder proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:
▪Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;
▪Effectively disclosed information with respect to this structure to its shareholders;
▪Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and
▪The company has an independent chair or a lead director, according to ISS’ definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

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2.A u d i t - R e l a t ed
Auditor Indemnification and Limitation of Liability
General Recommendation: Vote case-by-case on the issue of auditor indemnification and limitation of liability.
Factors to be assessed include, but are not limited to:

▪The terms of the auditor agreement—the degree to which these agreements impact shareholders' rights;
▪The motivation and rationale for establishing the agreements;
▪The quality of the company’s disclosure; and
▪The company’s historical practices in the audit area.

Vote against or withhold from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Auditor Ratification
General Recommendation: Vote for proposals to ratify auditors unless any of the following apply:
▪An auditor has a financial interest in or association with the company, and is therefore not independent;
▪There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
▪Poor accounting practices are identified that rise to a serious level of concern, such as fraud or misapplication of GAAP; or
▪Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:

▪Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees
Tax compliance and preparation include the preparation of original and amended tax returns and refund claims, and tax payment planning. All other services in the tax category, such as tax advice, planning, or consulting, should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.

In circumstances where "Other" fees include fees related to significant one-time capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard "non-audit fee" category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

Shareholder Proposals Limiting Non-Audit Services
General Recommendation: Vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Shareholder Proposals on Audit Firm Rotation
General Recommendation: Vote case-by-case on shareholder proposals asking for audit firm rotation, taking into account:
▪The tenure of the audit firm;

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▪The length of rotation specified in the proposal;
▪Any significant audit-related issues at the company;
▪The number of Audit Committee meetings held each year;
▪The number of financial experts serving on the committee; and
▪Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

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3.    S h a re h o l d e r R i g h t s & D e f e n s e s
Advance Notice Requirements for Shareholder Proposals/Nominations
General Recommendation: Vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory, and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/nominations must be no earlier than 120 days prior to the anniversary of the previous year’s meeting and have a submittal window of no shorter than 30 days from the beginning of the notice period (also known as a 90-120 day window).The submittal window is the period under which shareholders must file their proposals/nominations prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.

Amend Bylaws without Shareholder Consent
General Recommendation: Vote against proposals giving the board exclusive authority to amend the bylaws.

Vote case-by-case on proposals giving the board the ability to amend the bylaws in addition to shareholders, taking into account the following:

▪Any impediments to shareholders' ability to amend the bylaws (i.e. supermajority voting requirements);
▪The company's ownership structure and historical voting turnout;
▪Whether the board could amend bylaws adopted by shareholders; and
▪Whether shareholders would retain the ability to ratify any board-initiated amendments.

Control Share Acquisition Provisions
General Recommendation: Vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote against proposals to amend the charter to include control share acquisition provisions. Vote for proposals to restore voting rights to the control shares.
Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

Control Share Cash-Out Provisions
General Recommendation: Vote for proposals to opt out of control share cash-out statutes.

Control share cash-out statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a

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preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

Disgorgement Provisions
General Recommendation: Vote for proposals to opt out of state disgorgement provisions.

Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company's stock to disgorge, or pay back, to the company any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profits provisions.

Fair Price Provisions
General Recommendation: Vote case-by-case on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze-Out Provisions
General Recommendation: Vote for proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

Greenmail
General Recommendation: Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Vote case-by-case on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

Shareholder Litigation Rights

Federal Forum Selection Provisions
Federal forum selection provisions require that U.S. federal courts be the sole forum for shareholders to litigate claims arising under federal securities law.

General Recommendation: Generally vote for federal forum selection provisions in the charter or bylaws that specify "the district courts of the United States" as the exclusive forum for federal securities law matters, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.

Vote against provisions that restrict the forum to a particular federal district court; unilateral adoption (without a shareholder vote) of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/Charter Amendments policy.

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Exclusive Forum Provisions for State Law Matters

Exclusive forum provisions in the charter or bylaws restrict shareholders’ ability to bring derivative lawsuits against the company, for claims arising out of state corporate law, to the courts of a particular state (generally the state of incorporation).

General Recommendation: Generally vote for charter or bylaw provisions that specify courts located within the state of Delaware as the exclusive forum for corporate law matters for Delaware corporations, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.

For states other than Delaware, vote case-by-case on exclusive forum provisions, taking into consideration:

▪The company's stated rationale for adopting such a provision;
▪Disclosure of past harm from duplicative shareholder lawsuits in more than one forum;
▪The breadth of application of the charter or bylaw provision, including the types of lawsuits to which it would apply and the definition of key terms; and
▪Governance features such as shareholders' ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the charter or bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.
Generally vote against provisions that specify a state other than the state of incorporation as the exclusive forum for corporate law matters, or that specify a particular local court within the state; unilateral adoption of such a provision will generally be considered a one-time failure under the U nilateral Bylaw/Charter Amendments policy.

Fee shifting
Fee-shifting provisions in the charter or bylaws require that a shareholder who sues a company unsuccessfully pay all litigation expenses of the defendant corporation and its directors and officers.

General Recommendation: Generally vote against provisions that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., including cases where the plaintiffs are partially successful).

Unilateral adoption of a fee-shifting provision will generally be considered an ongoing failure under the Unilateral Bylaw/Charter Amendments policy.

Net Operating Loss (NOL) Protective Amendments
General Recommendation: Vote against proposals to adopt a protective amendment for the stated purpose of protecting a company's net operating losses (NOL) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:

▪The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);
▪The value of the NOLs;

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▪Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);
▪The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
▪Any other factors that may be applicable.

Poison Pills (Shareholder Rights Plans)

Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy
General Recommendation: Vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it unless the company has: (1) A shareholder-approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
▪Shareholders have approved the adoption of the plan; or
▪The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote for the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

Management Proposals to Ratify a Poison Pill
General Recommendation: Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
•No lower than a 20 percent trigger, flip-in or flip-over;
•A term of no more than three years;
•No deadhand, slowhand, no-hand, or similar feature that limits the ability of a future board to redeem the pill;
•Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)
General Recommendation: Vote against proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

▪The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
▪The value of the NOLs;
▪Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

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▪The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
▪Any other factors that may be applicable.

Proxy Voting Disclosure, Confidentiality, and Tabulation
General Recommendation: Vote case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues covered under the policy include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company's vote-counting methodology.

While a variety of factors may be considered in each analysis, the guiding principles are: transparency, consistency, and fairness in the proxy voting process. The factors considered, as applicable to the proposal, may include:

▪The scope and structure of the proposal;
▪The company's stated confidential voting policy (or other relevant policies) and whether it ensures a "level playing field" by providing shareholder proponents with equal access to vote information prior to the annual meeting;
▪The company's vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the proxy voting process and maintains the integrity of vote results;
▪Whether the company's disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear;
▪Any recent controversies or concerns related to the company's proxy voting mechanics;
▪Any unintended consequences resulting from implementation of the proposal; and
▪Any other factors that may be relevant.

Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions
General Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.

In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:

▪The presence of a shareholder proposal addressing the same issue on the same ballot;
▪The board's rationale for seeking ratification;
▪Disclosure of actions to be taken by the board should the ratification proposal fail;
▪Disclosure of shareholder engagement regarding the board’s ratification request;
▪The level of impairment to shareholders' rights caused by the existing provision;
▪The history of management and shareholder proposals on the provision at the company’s past meetings;
▪Whether the current provision was adopted in response to the shareholder proposal;
▪The company's ownership structure; and
▪Previous use of ratification proposals to exclude shareholder proposals.

Reimbursing Proxy Solicitation Expenses
General Recommendation: Vote case-by-case on proposals to reimburse proxy solicitation expenses.

When voting in conjunction with support of a dissident slate, vote for the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote for shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

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▪The election of fewer than 50 percent of the directors to be elected is contested in the election;
▪One or more of the dissident’s candidates is elected;
▪Shareholders are not permitted to cumulate their votes for directors; and
▪The election occurred, and the expenses were incurred, after the adoption of this bylaw.

Reincorporation Proposals
General Recommendation: Management or shareholder proposals to change a company's state of incorporation should be evaluated case-by-case, giving consideration to both financial and corporate governance concerns including the following:
▪Reasons for reincorporation;
▪Comparison of company's governance practices and provisions prior to and following the reincorporation; and
▪Comparison of corporation laws of original state and destination state.

Vote for reincorporation when the economic factors outweigh any neutral or negative governance changes.

Shareholder Ability to Act by Written Consent
General Recommendation: Generally vote against management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.

Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

▪Shareholders' current right to act by written consent;
▪The consent threshold;
▪The inclusion of exclusionary or prohibitive language;
▪Investor ownership structure; and
▪Shareholder support of, and management's response to, previous shareholder proposals.

Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

▪An unfettered11 right for shareholders to call special meetings at a 10 percent threshold;
▪A majority vote standard in uncontested director elections;
▪No non-shareholder-approved pill; and
▪An annually elected board.

Shareholder Ability to Call Special Meetings
General Recommendation: Vote against management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

Generally vote for management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

▪Shareholders’ current right to call special meetings;
▪Minimum ownership threshold necessary to call special meetings (10 percent preferred);
▪The inclusion of exclusionary or prohibitive language;

11 "Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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▪Investor ownership structure; and
▪Shareholder support of, and management’s response to, previous shareholder proposals.

Stakeholder Provisions
General Recommendation: Vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Antitakeover Statutes
General Recommendation: Vote case-by-case on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).

Supermajority Vote Requirements
General Recommendation: Vote against proposals to require a supermajority shareholder vote.
▪Vote for management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote case-by-case, taking into account:
▪Ownership structure;
▪Quorum requirements; and
▪Vote requirements.

Virtual Shareholder Meetings
General Recommendation: Generally vote for management proposals allowing for the convening of shareholder meetings by electronic means, so long as they do not preclude in-person meetings. Companies are encouraged to disclose the circumstances under which virtual-only12 meetings would be held, and to allow for comparable rights and opportunities for shareholders to participate electronically as they would have during an in-person meeting.

Vote case-by-case on shareholder proposals concerning virtual-only meetings, considering:

▪Scope and rationale of the proposal; and
▪Concerns identified with the company’s prior meeting practices.

12 Virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively using technology without a corresponding in-person meeting.

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4. C a p i t a l / R e s t r u c t u r i n g
Capital

Adjustments to Par Value of Common Stock
General Recommendation: Vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action.

Vote for management proposals to eliminate par value.

Common Stock Authorization
General Recommendation: Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

▪Past Board Performance:
▪The company's use of authorized shares during the last three years;
▪
▪The Current Request:
▪Disclosure in the proxy statement of the specific purposes of the proposed increase;
▪Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and
▪The dilutive impact of the request as determined relative to an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.

ISS will apply the relevant allowable increase below to requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):

A.Most companies: 100 percent of existing authorized shares.
B.Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.
C.Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.
D.Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.

If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that ISS is recommending FOR, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.

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Dual Class Structure
General Recommendation: Generally vote against proposals to create a new class of common stock unless:

▪The company discloses a compelling rationale for the dual-class capital structure, such as:
▪The company's auditor has concluded that there is substantial doubt about the company's ability to continue as a going concern; or
▪The new class of shares will be transitory;
▪The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and
▪The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan
General Recommendation: Vote against proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder-approved shareholder rights plan (poison pill).

Preemptive Rights
General Recommendation: Vote case-by-case on shareholder proposals that seek preemptive rights, taking into consideration:
•The size of the company;
•The shareholder base; and
•The liquidity of the stock.

Preferred Stock Authorization
General Recommendation: Vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote case-by-case on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

▪Past Board Performance:
•The company's use of authorized preferred shares during the last three years;
▪
▪The Current Request:
•Disclosure in the proxy statement of the specific purposes for the proposed increase;
•Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;
•In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns; and
•Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Recapitalization Plans
General Recommendation: Vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following:

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▪More simplified capital structure;
▪Enhanced liquidity;
▪Fairness of conversion terms;
▪Impact on voting power and dividends;
▪Reasons for the reclassification;
▪Conflicts of interest; and
▪Other alternatives considered.

Reverse Stock Splits
General Recommendation: Vote for management proposals to implement a reverse stock split if:
▪The number of authorized shares will be proportionately reduced; or
▪The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with ISS' Common Stock Authorization policy.

Vote case-by-case on proposals that do not meet either of the above conditions, taking into consideration the following factors:

▪Stock exchange notification to the company of a potential delisting;
▪Disclosure of substantial doubt about the company's ability to continue as a going concern without additional financing;
▪The company's rationale; or
▪Other factors as applicable.

Share Repurchase Programs
General Recommendation: For U.S.-incorporated companies, and foreign-incorporated U.S. Domestic Issuers that are traded solely on U.S. exchanges, vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, or to grant the board authority to conduct open- market repurchases, in the absence of company-specific concerns regarding:
▪Greenmail,
▪The use of buybacks to inappropriately manipulate incentive compensation metrics,
▪Threats to the company's long-term viability, or
▪Other company-specific factors as warranted.

Vote case-by-case on proposals to repurchase shares directly from specified shareholders, balancing the stated rationale against the possibility for the repurchase authority to be misused, such as to repurchase shares from insiders at a premium to market price.

Share Repurchase Programs Shareholder Proposals
General Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Distributions: Splits and Dividends
General Recommendation: Generally vote for management proposals to increase the common share authorization for stock split or stock dividend, provided that the effective increase in authorized shares is equal to or is less than the allowable increase calculated in accordance with ISS' Common Stock Authorization policy.

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Tracking Stock
General Recommendation: Vote case-by-case on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

▪Adverse governance changes;
▪Excessive increases in authorized capital stock;
▪Unfair method of distribution;
▪Diminution of voting rights;
▪Adverse conversion features;
▪Negative impact on stock option plans; and
▪Alternatives such as spin-off.

Restructuring

Appraisal Rights
General Recommendation: Vote for proposals to restore or provide shareholders with rights of appraisal.

Asset Purchases
General Recommendation: Vote case-by-case on asset purchase proposals, considering the following factors:

▪Purchase price;
▪Fairness opinion;
▪Financial and strategic benefits;
▪How the deal was negotiated;
▪Conflicts of interest;
▪Other alternatives for the business;
▪Non-completion risk.

Asset Sales
General Recommendation: Vote case-by-case on asset sales, considering the following factors:

▪Impact on the balance sheet/working capital;
▪Potential elimination of diseconomies;
▪Anticipated financial and operating benefits;
▪Anticipated use of funds;
▪Value received for the asset;
▪Fairness opinion;
▪How the deal was negotiated;
▪Conflicts of interest.

Bundled Proposals
General Recommendation: Vote case-by-case on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

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Conversion of Securities
General Recommendation: Vote case-by-case on proposals regarding conversion of securities. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans
General Recommendation: Vote case-by-case on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:

▪Dilution to existing shareholders' positions;
▪Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion; termination penalties; exit strategy;
▪Financial issues - company's financial situation; degree of need for capital; use of proceeds; effect of the financing on the company's cost of capital;
▪Management's efforts to pursue other alternatives;
▪Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and
▪Conflict of interest - arm's length transaction, managerial incentives.

Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company
General Recommendation: Vote case-by-case on proposals regarding the formation of a holding company, taking into consideration the following:

▪The reasons for the change;
▪Any financial or tax benefits;
▪Regulatory benefits;
▪Increases in capital structure; and
▪Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend for the transaction, vote against the formation of a holding company if the transaction would include either of the following:

▪Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”);
or
▪Adverse changes in shareholder rights.

Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)
General Recommendation: Vote case-by-case on going private transactions, taking into account the following:

▪Offer price/premium;
▪Fairness opinion;
▪How the deal was negotiated;

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▪Conflicts of interest;
▪Other alternatives/offers considered; and
▪Non-completion risk.

Vote case-by-case on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:

▪Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);
▪Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:
▪Are all shareholders able to participate in the transaction?
▪Will there be a liquid market for remaining shareholders following the transaction?
▪Does the company have strong corporate governance?
▪Will insiders reap the gains of control following the proposed transaction?
▪Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

Joint Ventures
General Recommendation: Vote case-by-case on proposals to form joint ventures, taking into account the following:
▪Percentage of assets/business contributed;
▪Percentage ownership;
▪Financial and strategic benefits;
▪Governance structure;
▪Conflicts of interest;
▪Other alternatives; and
▪Non-completion risk.

Liquidations
General Recommendation: Vote case-by-case on liquidations, taking into account the following:

▪Management’s efforts to pursue other alternatives;
▪Appraisal value of assets; and
▪The compensation plan for executives managing the liquidation.

Vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions
General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

▪Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction, and strategic rationale.
▪Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
▪Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

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▪Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
▪Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
▪Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Private Placements/Warrants/Convertible Debentures
General Recommendation: Vote case-by-case on proposals regarding private placements, warrants, and convertible debentures taking into consideration:

▪Dilution to existing shareholders' position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of "out of the money" warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company's stock price that must occur to trigger the dilutive event.
▪
▪Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):
▪
•The terms of the offer should be weighed against the alternatives of the company and in light of company's financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.
▪
•When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry, and anticipation of future performance.
▪
▪Financial issues:
•The company's financial condition;
•Degree of need for capital;
•Use of proceeds;
•Effect of the financing on the company's cost of capital;
•Current and proposed cash burn rate;
•Going concern viability and the state of the capital and credit markets.
▪
▪Management's efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger, or sale of part or all of the company.
▪
▪Control issues:

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▪Change in management;
▪Change in control;
▪Guaranteed board and committee seats;
▪Standstill provisions;
▪Voting agreements;
▪Veto power over certain corporate actions; and
▪Minority versus majority ownership and corresponding minority discount or majority control premium.
▪
▪Conflicts of interest:
▪Conflicts of interest should be viewed from the perspective of the company and the investor.
▪Were the terms of the transaction negotiated at arm's length? Are managerial incentives aligned with shareholder interests?
▪
▪Market reaction:
▪The market's response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

Vote for the private placement, or for the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.

Reorganization/Restructuring Plan (Bankruptcy)
General Recommendation: Vote case-by-case on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

▪Estimated value and financial prospects of the reorganized company;
▪Percentage ownership of current shareholders in the reorganized company;
▪Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);
▪The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);
▪Existence of a superior alternative to the plan of reorganization; and
▪Governance of the reorganized company.

Special Purpose Acquisition Corporations (SPACs)
General Recommendation: Vote case-by-case on SPAC mergers and acquisitions taking into account the following:

▪Valuation - Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.
▪Market reaction - How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.
▪Deal timing - A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.
▪Negotiations and process - What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.
▪Conflicts of interest - How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a

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third party or if management is encouraged to pay a higher price for the target because of an 80 percent rule (the charter requires that the fair market value of the target is at least equal to 80 perecnt of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.
▪Voting agreements - Are the sponsors entering into enter into any voting agreements/tender offers with shareholders who are likely to vote against the proposed merger or exercise conversion rights?
▪Governance - What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

Special Purpose Acquisition Corporations (SPACs) - Proposals for Extensions
General Recommendation: Vote case-by-case on SPAC extension proposals taking into account the length of the requested extension, the status of any pending transaction(s) or progression of the acquisition process, any added incentive for non-redeeming shareholders, and any prior extension requests.
▪Length of request: Typically, extension requests range from two to six months, depending on the progression of the SPAC's acquistion process.
▪Pending transaction(s) or progression of the acquisition process: Sometimes an intial business combination was already put to a shareholder vote, but, for varying reasons, the transaction could not be consummated by the termination date and the SPAC is requesting an extension. Other times, the SPAC has entered into a definitive transaction agreement, but needs additional time to consummate or hold the shareholder meeting.
▪Added incentive for non-redeeming shareholders: Sometimes the SPAC sponsor (or other insiders) will contribute, typically as a loan to the company, additional funds that will be added to the redemption value of each public share as long as such shares are not redeemed in connection with the extension request. The purpose of the "equity kicker" is to incentivize shareholders to hold their shares through the end of the requested extension or until the time the transaction is put to a shareholder vote, rather than electing redeemption at the extension proposal meeting.
▪Prior extension requests: Some SPACs request additional time beyond the extension period sought in prior extension requests.

Spin-offs
General Recommendation: Vote case-by-case on spin-offs, considering:
▪Tax and regulatory advantages;
▪Planned use of the sale proceeds;
▪Valuation of spinoff;
▪Fairness opinion;
▪Benefits to the parent company;
▪Conflicts of interest;
▪Managerial incentives;
▪Corporate governance changes;
▪Changes in the capital structure.

Value Maximization Shareholder Proposals
General Recommendation: Vote case-by-case on shareholder proposals seeking to maximize shareholder value by:
▪Hiring a financial advisor to explore strategic alternatives;
▪Selling the company; or
▪Liquidating the company and distributing the proceeds to shareholders.

These proposals should be evaluated based on the following factors:

▪Prolonged poor performance with no turnaround in sight;
▪Signs of entrenched board and management (such as the adoption of takeover defenses);

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▪Strategic plan in place for improving value;
▪Likelihood of receiving reasonable value in a sale or dissolution; and
▪The company actively exploring its strategic options, including retaining a financial advisor.

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5. C o m p e n s at i o n
Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
2.Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
4.Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;
5.Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors is reasonable and does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance.
At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Say-on-Pay)
General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:

▪There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
▪The company maintains significant problematic pay practices;
▪The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

▪There is no SOP on the ballot, and an against vote on an SOP would otherwise be warranted due to pay-for- performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;
▪The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;
▪The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or
▪The situation is egregious.

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Primary Evaluation Factors for Executive Pay
Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the S&P1500, Russell 3000, or Russell 3000E Indices13, this analysis considers the following:

1.Peer Group14 Alignment:

▪The degree of alignment between the company's annualized TSR rank and the CEO's annualized total pay rank within a peer group, each measured over a three-year period.
▪The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.
▪The multiple of the CEO's total pay relative to the peer group median in the most recent fiscal year.

2.Absolute Alignment15 – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, a misalignment between pay and performance is otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to an evaluation of how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

▪The ratio of performance- to time-based incentive awards;
▪The overall ratio of performance-based compensation to fixed or discretionary pay;
▪The rigor of performance goals;
▪The complexity and risks around pay program design;
▪The transparency and clarity of disclosure;
▪The company's peer group benchmarking practices;
▪Financial/operational results, both absolute and relative to peers;
▪Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);
▪Realizable pay16 compared to grant pay; and
▪Any other factors deemed relevant.
Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•Problematic practices related to non-performance-based compensation elements;

13 The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.
14 The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company's selected peers' GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market-cap bucket that is reflective of the company's. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.
15 Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.
16 ISS research reports include realizable pay for S&P1500 companies.

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▪Incentives that may motivate excessive risk-taking or present a windfall risk; and
▪Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS' U.S. Compensation Policies FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

▪Repricing or replacing of underwater stock options/SARs without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
▪Extraordinary perquisites or tax gross-ups;
▪New or materially amended agreements that provide for:
•Excessive termination or CIC severance payments (generally exceeding 3 times base salary and average/target/most recent bonus);
•CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers) or in connection with a problematic Good Reason definition;
•CIC excise tax gross-up entitlements (including "modified" gross-ups);
•Multi-year guaranteed awards that are not at risk due to rigorous performance conditions;
▪Liberal CIC definition combined with any single-trigger CIC benefits;
▪Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI's executives is not possible;
▪Any other provision or practice deemed to be egregious and present a significant risk to investors.

Options Backdating

The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

▪Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
▪Duration of options backdating;
▪Size of restatement due to options backdating;
▪Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
▪Adoption of a grant policy that prohibits backdating and creates a fixed grant schedule or window period for equity grants in the future.

Compensation Committee Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

▪Failure to respond to majority-supported shareholder proposals on executive pay topics; or
▪Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
•Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);

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▪Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;
▪Disclosure of specific and meaningful actions taken to address shareholders' concerns;
▪Other recent compensation actions taken by the company;
▪Whether the issues raised are recurring or isolated;
▪The company's ownership structure; and
▪Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")
General Recommendation: Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale
General Recommendation: Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers but also considering new or extended arrangements.

Features that may result in an “against” recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

▪Single- or modified-single-trigger cash severance;
▪Single-trigger acceleration of unvested equity awards;
▪Full acceleration of equity awards granted shortly before the change in control;
▪Acceleration of performance awards above the target level of performance without compelling rationale;
▪Excessive cash severance (generally >3x base salary and bonus);
▪Excise tax gross-ups triggered and payable;
▪Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or
▪Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or
▪The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company's advisory vote on compensation (management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans

Please refer to ISS' U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan Scorecard policy.

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General Recommendation: Vote case-by-case on certain equity-based compensation plans17 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an "Equity Plan Scorecard" (EPSC) approach with three pillars:

▪Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company's estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:
▪SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
▪SVT based only on new shares requested plus shares remaining for future grants.

▪Plan Features:
•Quality of disclosure around vesting upon a change in control (CIC);
•Discretionary vesting authority;
•Liberal share recycling on various award types;
•Lack of minimum vesting period for grants made under the plan;
•Dividends payable prior to award vesting.
▪
▪Grant Practices:
•The company’s three-year burn rate relative to its industry/market cap peers;
•Vesting requirements in CEO's recent equity grants (3-year look-back);
•The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);
•The proportion of the CEO's most recent equity grants/awards subject to performance conditions;
•Whether the company maintains a sufficient claw-back policy;
•Whether the company maintains sufficient post-exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders' interests, or if any of the following egregious factors ("overriding factors") apply:

▪Awards may vest in connection with a liberal change-of-control definition;
▪The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies – or by not prohibiting it when the company has a history of repricing – for non-listed companies);
▪The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;
▪The plan is excessively dilutive to shareholders' holdings;
▪The plan contains an evergreen (automatic share replenishment) feature; or
▪Any other plan features are determined to have a significant negative impact on shareholder interests.

Further Information on certain EPSC Factors:

Shareholder Value Transfer (SVT)

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new

17 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

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shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full-value awards), the assumption is made that all awards to be granted will be the most expensive types.

For proposals that are not subject to the Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company- specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s benchmark.18

Three-Year Burn Rate

Burn-rate benchmarks (utilized in Equity Plan Scorecard evaluations) are calculated as the greater of: (1) the mean (μ) plus one standard deviation (σ) of the company's GICS group segmented by S&P 500, Russell 3000 index (less the S&P500), and non-Russell 3000 index; and (2) two percent of weighted common shares outstanding. In addition, year-over-year burn-rate benchmark changes will be limited to a maximum of two (2) percentage points plus or minus the prior year's burn-rate benchmark. See the U.S. Equity Compensation Plans FAQ for the benchmarks.

Egregious Factors
Liberal Change in Control Definition

Generally vote against equity plans if the plan has a liberal definition of change in control and the equity awards could vest upon such liberal definition of change in control, even though an actual change in control may not occur. Examples of such a definition include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.

Repricing Provisions

Vote against plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval. "Repricing" typically includes the ability to do any of the following:

▪Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or SARs;
▪Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs;
▪Cancel underwater options in exchange for stock awards; or
▪Provide cash buyouts of underwater options.

18 For plans evaluated under the Equity Plan Scorecard policy, the company's SVT benchmark is considered along with other factors.

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While the above cover most types of repricing, ISS may view other provisions as akin to repricing depending on the facts and circumstances.

Also, vote against or withhold from members of the Compensation Committee who approved repricing (as defined above or otherwise determined by ISS), without prior shareholder approval, even if such repricings are allowed in their equity plan.

Vote against plans that do not expressly prohibit repricing or cash buyout of underwater options without shareholder approval if the company has a history of repricing/buyouts without shareholder approval, and the applicable listing standards would not preclude them from doing so.

Problematic Pay Practices or Significant Pay-for-Performance Disconnect

If the equity plan on the ballot is a vehicle for problematic pay practices, vote against the plan.

ISS may recommend a vote against the equity plan if the plan is determined to be a vehicle for pay-for- performance misalignment. Considerations in voting against the equity plan may include, but are not limited to:

▪Severity of the pay-for-performance misalignment;
▪Whether problematic equity grant practices are driving the misalignment; and/or
▪Whether equity plan awards have been heavily concentrated to the CEO and/or the other NEOs.

Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m))
General Recommendation: Vote case-by-case on amendments to cash and equity incentive plans.

Generally vote for proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:
▪Addresses administrative features only; or
▪Seeks approval for Section 162(m) purposes only, and the plan administering committee consists entirely of independent directors, per ISS’ Classification of Directors. Note that if the company is presenting the plan to shareholders for the first time for any reason (including after the company’s initial public offering), or if the proposal is bundled with other material plan amendments, then the recommendation will be case-by-case (see below).

Vote against proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:
▪Seeks approval for Section 162(m) purposes only, and the plan administering committee does not consist entirely of independent directors, per ISS’ Classification of Directors.

Vote case-by-case on all other proposals to amend c ash incentive plans. This includes plans presented to shareholders for the first time after the company's IPO and/or proposals that bundle material amendment(s) other than those for Section 162(m) purposes.

Vote case-by-case on all other proposals to amend equity incentive plans, considering the following:

▪If the proposal requests additional shares and/or the amendments include a term extension or addition of full value awards as an award type, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of the amendments.
▪If the plan is being presented to shareholders for the first time (including after the company's IPO), whether or not additional shares are being requested, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of any amendments.

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▪If there is no request for additional shares and the amendments do not include a term extension or addition of full value awards as an award type, then the recommendation will be based entirely on an analysis of the overall impact of the amendments, and the EPSC evaluation will be shown only for informational purposes.

In the first two case-by-case evaluation scenarios, the EPSC evaluation/score is the more heavily weighted consideration.

Specific Treatment of Certain Award Types in Equity Plan Evaluations
Dividend Equivalent Rights

Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)

For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

Other Compensation Plans

401(k) Employee Benefit Plans
General Recommendation: Vote for proposals to implement a 401(k) savings plan for employees.

Employee Stock Ownership Plans (ESOPs)
General Recommendation: Vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

Employee Stock Purchase Plans—Qualified Plans
General Recommendation: Vote case-by-case on qualified employee stock purchase plans. Vote for employee stock purchase plans where all of the following apply:
▪Purchase price is at least 85 percent of fair market value;
▪Offering period is 27 months or less; and
▪The number of shares allocated to the plan is 10 percent or less of the outstanding shares.

Vote against qualified employee stock purchase plans where when the plan features do not meet all of the above criteria.

Employee Stock Purchase Plans—Non-Qualified Plans
General Recommendation: Vote case-by-case on nonqualified employee stock purchase plans. Vote for nonqualified employee stock purchase plans with all the following features:
▪Broad-based participation;
▪Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
▪Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value; and

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▪No discount on the stock price on the date of purchase when there is a company matching contribution.

Vote against nonqualified employee stock purchase plans when the plan features do not meet all of the above criteria. If the matching contribution or effective discount exceeds the above, ISS may evaluate the SVT cost of the plan as part of the assessment.

Option Exchange Programs/Repricing Options
General Recommendation: Vote case-by-case on management proposals seeking approval to exchange/reprice options taking into consideration:
▪Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in- the-money” over the near term;
▪Rationale for the re-pricing--was the stock price decline beyond management's control?;
▪Is this a value-for-value exchange?;
▪Are surrendered stock options added back to the plan reserve?;
▪Timing--repricing should occur at least one year out from any precipitous drop in company's stock price;
▪Option vesting--does the new option vest immediately or is there a black-out period?;
▪Term of the option--the term should remain the same as that of the replaced option;
▪Exercise price--should be set at fair market or a premium to market;
▪Participants--executive officers and directors must be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing and warrants additional scrutiny. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote for shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash
General Recommendation: Vote case-by-case on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

Vote for non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Vote case-by-case on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation.

Transfer Stock Option (TSO) Programs
General Recommendation: One-time Transfers: Vote against or withhold from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote case-by-case on one-time transfers. Vote for if:

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▪Executive officers and non-employee directors are excluded from participating;
▪Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models; and
▪There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back “in-the- money” over the near term.

Ongoing TSO program: Vote against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

▪Eligibility;
▪Vesting;
▪Bid-price;
▪Term of options;
▪Cost of the program and impact of the TSOs on company’s total option expense; and
▪Option repricing policy.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Director Compensation

Shareholder Ratification of Director Pay Programs
General Recommendation: Vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on the following factors:
▪If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and
▪An assessment of the following qualitative factors:
•The relative magnitude of director compensation as compared to companies of a similar profile;
•The presence of problematic pay practices relating to director compensation;
•Director stock ownership guidelines and holding requirements;
•Equity award vesting schedules;
•The mix of cash and equity-based compensation;
•Meaningful limits on director compensation;
•The availability of retirement benefits or perquisites; and
•The quality of disclosure surrounding director compensation.

Equity Plans for Non-Employee Directors
General Recommendation: Vote case-by-case on compensation plans for non-employee directors, based on:
▪The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;
▪The company’s three-year burn rate relative to its industry/market cap peers (in certain circumstances); and

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▪The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).

On occasion, non-employee director stock plans will exceed the plan cost or burn-rate benchmarks when combined with employee or executive stock plans. In such cases, vote case-by-case on the plan taking into consideration the following qualitative factors:

▪The relative magnitude of director compensation as compared to companies of a similar profile;
▪The presence of problematic pay practices relating to director compensation;
▪Director stock ownership guidelines and holding requirements;
▪Equity award vesting schedules;
▪The mix of cash and equity-based compensation;
▪Meaningful limits on director compensation;
▪The availability of retirement benefits or perquisites; and
▪The quality of disclosure surrounding director compensation.

Non-Employee Director Retirement Plans
General Recommendation: Vote against retirement plans for non-employee directors. Vote for shareholder proposals to eliminate retirement plans for non-employee directors.

Shareholder Proposals on Compensation

Bonus Banking/Bonus Banking “Plus”
General Recommendation: Vote case-by-case on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:
▪The company’s past practices regarding equity and cash compensation;
▪Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and
▪Whether the company has a rigorous claw-back policy in place.

Compensation Consultants—Disclosure of Board or Company’s Utilization
General Recommendation: Generally vote for shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s), and fees paid.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors
General Recommendation: Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation (such as types of compensation elements or specific metrics) to be used for executive or directors.

Generally vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

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Vote case-by-case on all other shareholder proposals regarding executive and director pay, taking into account relevant factors, including but not limited to: company performance, pay level and design versus peers, history of compensation concerns or pay-for-performance disconnect, and/or the scope and prescriptive nature of the proposal.

Golden Coffins/Executive Death Benefits
General Recommendation: Generally vote for proposals calling for companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Hold Equity Past Retirement or for a Significant Period of Time
General Recommendation: Vote case-by-case on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain a portion of net shares acquired through compensation plans. The following factors will be taken into account:
▪The percentage/ratio of net shares required to be retained;
▪The time period required to retain the shares;
▪Whether the company has equity retention, holding period, and/or stock ownership requirements in place and the robustness of such requirements;
▪Whether the company has any other policies aimed at mitigating risk taking by executives;
▪Executives' actual stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s existing requirements; and
▪Problematic pay practices, current and past, which may demonstrate a short-term versus long-term focus.

Pay Disparity
General Recommendation: Vote case-by-case on proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The following factors will be considered:

▪The company’s current level of disclosure of its executive compensation setting process, including how the company considers pay disparity;
▪If any problematic pay practices or pay-for-performance concerns have been identified at the company; and
▪The level of shareholder support for the company's pay programs.

Generally vote against proposals calling for the company to use the pay disparity analysis or pay ratio in a specific way to set or limit executive pay.

Pay for Performance/Performance-Based Awards
General Recommendation: Vote case-by-case on shareholder proposals requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

▪First, vote for shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a meaningful premium to be considered performance-based awards.

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▪Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote for the proposal. Furthermore, if target performance results in an above target payout, vote for the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote for the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote for the shareholder proposal if the company does not meet both of the above two steps.

Pay for Superior Performance
General Recommendation: Vote case-by-case on shareholder proposals that request the board establish a pay-for- superior performance standard in the company's executive compensation plan for senior executives. These proposals generally include the following principles:
▪Set compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;
▪Deliver a majority of the plan’s target long-term compensation through performance-vested, not simply time- vested, equity awards;
▪Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;
▪Establish performance targets for each plan financial metric relative to the performance of the company’s
•peer companies;
▪Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

▪What aspects of the company’s annual and long-term equity incentive programs are performance driven?
▪If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?
▪Can shareholders assess the correlation between pay and performance based on the current disclosure?
▪What type of industry and stage of business cycle does the company belong to?

Pre-Arranged Trading Plans (10b5-1 Plans)
General Recommendation: Generally vote for shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:
▪Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;
▪Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;
▪Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;
▪Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;
▪An executive may not trade in company stock outside the 10b5-1 Plan;
▪Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

Prohibit Outside CEOs from Serving on Compensation Committees
General Recommendation: Generally vote against proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.

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Recoupment of Incentive or Stock Compensation in Specified Circumstances
General Recommendation: Vote case-by-case on proposals to recoup incentive cash or stock compensation made to senior executives if it is later determined that the figures upon which incentive compensation is earned turn out to have been in error, or if the senior executive has breached company policy or has engaged in misconduct that may be significantly detrimental to the company's financial position or reputation, or if the senior executive failed to manage or monitor risks that subsequently led to significant financial or reputational harm to the company. Many companies have adopted policies that permit recoupment in cases where an executive's fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. However, such policies may be narrow given that not all misconduct or negligence may result in significant financial restatements. Misconduct, negligence or lack of sufficient oversight by senior executives may lead to significant financial loss or reputational damage that may have long-lasting impact.

In considering whether to support such shareholder proposals, ISS will take into consideration the following factors:

▪If the company has adopted a formal recoupment policy;
▪The rigor of the recoupment policy focusing on how and under what circumstances the company may recoup incentive or stock compensation;
▪Whether the company has chronic restatement history or material financial problems;
▪Whether the company’s policy substantially addresses the concerns raised by the proponent;
▪Disclosure of recoupment of incentive or stock compensation from senior executives or lack thereof; or
▪Any other relevant factors.

Severance Agreements for Executives/Golden Parachutes
General Recommendation: Vote for shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote case-by-case on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

▪The triggering mechanism should be beyond the control of management;
▪The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs);
▪Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Share Buyback Impact on Incentive Program Metrics
General Recommendation: Vote case-by-case on proposals requesting the company exclude the impact of share buybacks from the calculation of incentive program metrics, considering the following factors:
▪The frequency and timing of the company's share buybacks;
▪The use of per-share metrics in incentive plans;
▪The effect of recent buybacks on incentive metric results and payouts; and
▪Whether there is any indication of metric result manipulation.

Supplemental Executive Retirement Plans (SERPs)
General Recommendation: Generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

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Generally vote for shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary or those pay elements covered for the general employee population.

Tax Gross-Up Proposals
General Recommendation: Generally vote for proposals calling for companies to adopt a policy of not poviding tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity
General Recommendation: Vote case-by-case on shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.

The following factors will be considered:

▪The company's current treatment of equity upon employment termination and/or in change-in-control situations (i.e., vesting is double triggered and/or pro rata, does it allow for the assumption of equity by acquiring company, the treatment of performance shares, etc.);
▪Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

Generally vote for proposals seeking a policy that prohibits automatic acceleration of the vesting of equity awards to senior executives upon a voluntary termination of employment or in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

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6.R o u t i n e / Mi s c e l l a n e o us
Adjourn Meeting
General Recommendation: Generally vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote for proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote against proposals if the wording is too vague or if the proposal includes "other business."

Amend Quorum Requirements
General Recommendation: Vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws
General Recommendation: Vote for bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name
General Recommendation: Vote for proposals to change the corporate name unless there is compelling evidence that the change would adversely impact shareholder value.

Change Date, Time, or Location of Annual Meeting
General Recommendation: Vote for management proposals to change the date, time, or location of the annual meeting unless the proposed change is unreasonable.

Vote against shareholder proposals to change the date, time, or location of the annual meeting unless the current scheduling or location is unreasonable.

Other Business
General Recommendation: Vote against proposals to approve other business when it appears as a voting item.

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7. S o c i a l a n d E n v i r o n m e n t a l I s s u e s
Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:
▪If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
▪If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
▪Whether the proposal's request is unduly burdensome (scope or timeframe) or overly prescriptive;
▪The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
▪Whether there are significant controversies, fines, penalties, or litigation associated with the company's environmental or social practices;
▪If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and
▪If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Endorsement of Principles

General Recommendation: Generally vote against proposals seeking a company's endorsement of principles that support a particular public policy position. Endorsing a set of principles may require a company to take a stand on an issue that is beyond its own control and may limit its flexibility with respect to future developments.
Management and the board should be afforded the flexibility to make decisions on specific public policy positions based on their own assessment of the most beneficial strategies for the company.

Animal Welfare

Animal Welfare Policies
General Recommendation: Generally vote for proposals seeking a report on a company’s animal welfare standards, or animal welfare-related risks, unless:
▪The company has already published a set of animal welfare standards and monitors compliance;
▪The company’s standards are comparable to industry peers; and
▪There are no recent significant fines, litigation, or controversies related to the company’s and/or its suppliers' treatment of animals.

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Animal Testing
General Recommendation: Generally vote against proposals to phase out the use of animals in product testing, unless:
▪The company is conducting animal testing programs that are unnecessary or not required by regulation;
▪The company is conducting animal testing when suitable alternatives are commonly accepted and used by industry peers; or
▪There are recent, significant fines or litigation related to the company’s treatment of animals.

Animal Slaughter
General Recommendation: Generally vote against proposals requesting the implementation of Controlled Atmosphere Killing (CAK) methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.

Vote case-by-case on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.

Consumer Issues

Genetically Modified Ingredients
General Recommendation: Generally vote against proposals requesting that a company voluntarily label genetically engineered (GE) ingredients in its products. The labeling of products with GE ingredients is best left to the appropriate regulatory authorities.

Vote case-by-case on proposals asking for a report on the feasibility of labeling products containing GE ingredients, taking into account:

▪The potential impact of such labeling on the company's business;
▪The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and
▪Company’s current disclosure on the feasibility of GE product labeling.

Generally vote against proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote against proposals to eliminate GE ingredients from the company's products, or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such decisions are more appropriately made by management with consideration of current regulations.

Reports on Potentially Controversial Business/Financial Practices
General Recommendation: Vote case-by-case on requests for reports on a company’s potentially controversial business or financial practices or products, taking into account:

▪Whether the company has adequately disclosed mechanisms in place to prevent abuses;
▪Whether the company has adequately disclosed the financial risks of the products/practices in question;
▪Whether the company has been subject to violations of related laws or serious controversies; and
▪Peer companies’ policies/practices in this area.

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Pharmaceutical Pricing, Access to Medicines, and Prescription Drug Reimportation
General Recommendation: Generally vote against proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing practices.

Vote case-by-case on proposals requesting that a company report on its product pricing or access to medicine policies, considering:

▪The potential for reputational, market, and regulatory risk exposure;
▪Existing disclosure of relevant policies;
▪Deviation from established industry norms;
▪Relevant company initiatives to provide research and/or products to disadvantaged consumers;
▪Whether the proposal focuses on specific products or geographic regions;
▪The potential burden and scope of the requested report;
▪Recent significant controversies, litigation, or fines at the company.

Generally vote for proposals requesting that a company report on the financial and legal impact of its prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote against proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Product Safety and Toxic/Hazardous Materials
General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:
▪The company already discloses similar information through existing reports such as a supplier code of conduct and/or a sustainability report;
▪The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and
▪The company has not been recently involved in relevant significant controversies, fines, or litigation.

Vote case-by-case on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:

▪The company’s current level of disclosure regarding its product safety policies, initiatives, and oversight mechanisms;
▪Current regulations in the markets in which the company operates; and
▪Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.

Generally vote against resolutions requiring that a company reformulate its products.

Tobacco-Related Proposals
General Recommendation: Vote case-by-case on resolutions regarding the advertisement of tobacco products, considering:
▪Recent related fines, controversies, or significant litigation;
▪Whether the company complies with relevant laws and regulations on the marketing of tobacco;

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▪Whether the company’s advertising restrictions deviate from those of industry peers;
▪Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth; and
▪Whether restrictions on marketing to youth extend to foreign countries.

Vote case-by-case on proposals regarding second-hand smoke, considering;

▪Whether the company complies with all laws and regulations;
▪The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness; and
▪The risk of any health-related liabilities.

Generally vote against resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.

Generally vote against proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.

Climate Change

Climate Change/Greenhouse Gas (GHG) Emissions
General Recommendation: Generally vote for resolutions requesting that a company disclose information on the financial, physical, or regulatory risks it faces related to climate change on its operations and investments or on how the company identifies, measures, and manages such risks, considering:

▪Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
▪The company's level of disclosure compared to industry peers; and
▪Whether there are significant controversies, fines, penalties, or litigation associated with the company's climate change-related performance.

Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

▪The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
▪The company's level of disclosure is comparable to that of industry peers; and
▪There are no significant, controversies, fines, penalties, or litigation associated with the company's GHG emissions.

Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

▪Whether the company provides disclosure of year-over-year GHG emissions performance data;
▪Whether company disclosure lags behind industry peers;
▪The company's actual GHG emissions performance;
▪The company's current GHG emission policies, oversight mechanisms, and related initiatives; and

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▪Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Energy Efficiency
General Recommendation: Generally vote for proposals requesting that a company report on its energy efficiency policies, unless:
▪The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or
▪The proponent requests adoption of specific energy efficiency goals within specific timelines.

Renewable Energy
General Recommendation: Generally vote for requests for reports on the feasibility of developing renewable energy resources unless the report would be duplicative of existing disclosure or irrelevant to the company’s line of business.

Generally vote against proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.

Generally vote against proposals that call for the adoption of renewable energy goals, taking into account:

▪The scope and structure of the proposal;
▪The company's current level of disclosure on renewable energy use and GHG emissions; and
▪The company's disclosure of policies, practices, and oversight implemented to manage GHG emissions and mitigate climate change risks.

Diversity

Board Diversity
General Recommendation: Generally vote for requests for reports on a company's efforts to diversify the board, unless:
▪The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and
▪The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:

▪The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;
▪The level of gender and racial minority representation that exists at the company’s industry peers;
▪The company’s established process for addressing gender and racial minority board representation;
▪Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;
▪The independence of the company’s nominating committee;
▪Whether the company uses an outside search firm to identify potential director nominees; and
▪Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

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Equality of Opportunity
General Recommendation: Generally vote for proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, unless:
▪The company publicly discloses equal opportunity policies and initiatives in a comprehensive manner;
▪The company already publicly discloses comprehensive workforce diversity data; and
▪The company has no recent significant EEO-related violations or litigation.

Generally vote against proposals seeking information on the diversity efforts of suppliers and service providers. Such requests may pose a significant burden on the company.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits
General Recommendation: Generally vote for proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would be unduly burdensome.

Generally vote against proposals to extend company benefits to, or eliminate benefits from, domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Gender, Race/Ethnicity Pay Gap
General Recommendation: Vote case-by-case on requests for reports on a company's pay data by gender or race/ ethnicity, or a report on a company’s policies and goals to reduce any gender or race/ethnicity pay gaps, taking into account:
▪The company's current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy on fair and equitable compensation practices;
▪Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender, race, or ethnicity pay gap issues;
▪The company’s disclosure regarding gender, race, or ethnicity pay gap policies or initiatives compared to its industry peers; and
▪Local laws regarding categorization of race and/or ethnicity and definitions of ethnic and/or racial minorities.

Environment and Sustainability

Facility and Workplace Safety
General Recommendation: Vote case-by-case on requests for workplace safety reports, including reports on accident risk reduction efforts, taking into account:
▪The company’s current level of disclosure of its workplace health and safety performance data, health and safety management policies, initiatives, and oversight mechanisms;
▪The nature of the company’s business, specifically regarding company and employee exposure to health and safety risks;
▪Recent significant controversies, fines, or violations related to workplace health and safety; and
▪The company's workplace health and safety performance relative to industry peers.

Vote case-by-case on resolutions requesting that a company report on safety and/or security risks associated with its operations and/or facilities, considering:

▪The company’s compliance with applicable regulations and guidelines;

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▪The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and
▪The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.

General Environmental Proposals and Community Impact Assessments
General Recommendation: Vote case-by-case on requests for reports on policies and/or the potential (community) social and/or environmental impact of company operations, considering:
▪Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;
▪The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;
▪The nature, purpose, and scope of the company’s operations in the specific region(s);
▪The degree to which company policies and procedures are consistent with industry norms; and
▪The scope of the resolution.

Hydraulic Fracturing
General Recommendation: Generally vote for proposals requesting greater disclosure of a company's (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering:

▪The company's current level of disclosure of relevant policies and oversight mechanisms;
▪The company's current level of such disclosure relative to its industry peers;
▪Potential relevant local, state, or national regulatory developments; and
▪Controversies, fines, or litigation related to the company's hydraulic fracturing operations.

Operations in Protected Areas
General Recommendation: Generally vote for requests for reports on potential environmental damage as a result of company operations in protected regions, unless:

▪Operations in the specified regions are not permitted by current laws or regulations;
▪The company does not currently have operations or plans to develop operations in these protected regions; or
▪The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.

Recycling
General Recommendation: Vote case-by-case on proposals to report on an existing recycling program, or adopt a new recycling program, taking into account:

▪The nature of the company’s business;
▪The current level of disclosure of the company's existing related programs;
▪The timetable and methods of program implementation prescribed by the proposal;
▪The company’s ability to address the issues raised in the proposal; and
▪How the company's recycling programs compare to similar programs of its industry peers.

Sustainability Reporting
General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

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▪The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or
▪The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

Water Issues
General Recommendation: Vote case-by-case on proposals requesting a company report on, or adopt a new policy on, water-related risks and concerns, taking into account:
▪The company's current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics;
▪Whether or not the company's existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations;
▪The potential financial impact or risk to the company associated with water-related concerns or issues; and
▪Recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers.

General Corporate Issues

Charitable Contributions
General Recommendation: Vote against proposals restricting a company from making charitable contributions.
Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.

Data Security, Privacy, and Internet Issues
General Recommendation: Vote case-by-case on proposals requesting the disclosure or implementation of data security, privacy, or information access and management policies and procedures, considering:
▪The level of disclosure of company policies and procedures relating to data security, privacy, freedom of speech, information access and management, and Internet censorship;
▪Engagement in dialogue with governments or relevant groups with respect to data security, privacy, or the free flow of information on the Internet;
▪The scope of business involvement and of investment in countries whose governments censor or monitor the Internet and other telecommunications;
▪Applicable market-specific laws or regulations that may be imposed on the company; and
▪Controversies, fines, or litigation related to data security, privacy, freedom of speech, or Internet censorship.

Environmental, Social, and Governance (ESG) Compensation-Related Proposals
General Recommendation: Vote case-by-case on proposals to link, or report on linking, executive compensation to sustainability (environmental and social) criteria, considering:
▪The scope and prescriptive nature of the proposal;
▪Whether the company has significant and/or persistent controversies or regulatory violations regarding social and/or environmental issues;
▪Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance;
▪The degree to which industry peers have incorporated similar non-financial performance criteria in their executive compensation practices; and
▪The company's current level of disclosure regarding its environmental and social performance.

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Human Rights, Human Capital Management, and International Operations

Human Rights Proposals
General Recommendation: Generally vote for proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote case-by-case on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

▪The degree to which existing relevant policies and practices are disclosed;
▪Whether or not existing relevant policies are consistent with internationally recognized standards;
▪Whether company facilities and those of its suppliers are monitored and how;
▪Company participation in fair labor organizations or other internationally recognized human rights initiatives;
▪Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;
▪Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;
▪The scope of the request; and
▪Deviation from industry sector peer company standards and practices.

Vote case-by-case on proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process, considering:

▪The degree to which existing relevant policies and practices are disclosed, including information on the implementation of these policies and any related oversight mechanisms;
▪The company’s industry and whether the company or its suppliers operate in countries or areas where there is a history of human rights concerns;
▪Recent significant controversies, fines, or litigation regarding human rights involving the company or its suppliers, and whether the company has taken remedial steps; and
▪Whether the proposal is unduly burdensome or overly prescriptive.

Mandatory Arbitration
General Recommendation: Vote case-by-case on requests for a report on a company’s use of mandatory arbitration on employment-related claims, taking into account:
▪The company's current policies and practices related to the use of mandatory arbitration agreements on workplace claims;
▪Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to the use of mandatory arbitration agreements on workplace claims; and
▪The company's disclosure of its policies and practices related to the use of mandatory arbitration agreements compared to its peers.

Operations in High Risk Markets
General Recommendation: Vote case-by-case on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:
▪The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;

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▪Current disclosure of applicable risk assessment(s) and risk management procedures;
▪Compliance with U.S. sanctions and laws;
▪Consideration of other international policies, standards, and laws; and
▪Whether the company has been recently involved in recent, significant controversies, fines, or litigation related to its operations in "high-risk" markets.

Outsourcing/Offshoring
General Recommendation: Vote case-by-case on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:
▪Controversies surrounding operations in the relevant market(s);
▪The value of the requested report to shareholders;
▪The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and
▪The company’s existing human rights standards relative to industry peers.

Sexual Harassment
General Recommendation: Vote case-by-case on requests for a report on company actions taken to strengthen policies and oversight to prevent workplace sexual harassment, or a report on risks posed by a company’s failure to prevent workplace sexual harassment, taking into account:
▪The company's current policies, practices, oversight mechanisms related to preventing workplace sexual harassment;
▪Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to workplace sexual harassment issues; and
▪The company's disclosure regarding workplace sexual harassment policies or initiatives compared to its industry peers.

Weapons and Military Sales
General Recommendation: Vote against reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Generally vote against proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Political Activities

Lobbying
General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:
•The company’s current disclosure of relevant lobbying policies, and management and board oversight;
▪The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and
▪Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

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Political Contributions
General Recommendation: Generally vote for proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities, considering:
▪The company's policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;
▪The company's disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and
▪Recent significant controversies, fines, or litigation related to the company's political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Political Ties
General Recommendation: Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:
▪There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and
▪The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

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8. M u t u a l F u n d P r o x i e s
Election of Directors
General Recommendation: Vote case-by-case on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.
Closed End Funds- Unilateral Opt-In to Control Share Acquisition Statutes
General Recommendation: For closed-end management investment companies (CEFs), vote against or withhold from nominating/governance committee members (or other directors on a case-by-case basis) at CEFs that have not provided a compelling rationale for opting-in to a Control Share Acquisition statute, nor submitted a by-law amendment to a shareholder vote.
Converting Closed-end Fund to Open-end Fund
General Recommendation: Vote case-by-case on conversion proposals, considering the following factors:
▪Past performance as a closed-end fund;
▪Market in which the fund invests;
▪Measures taken by the board to address the discount; and
▪Past shareholder activism, board activity, and votes on related proposals.
Proxy Contests
General Recommendation: Vote case-by-case on proxy contests, considering the following factors:
▪Past performance relative to its peers;
▪Market in which the fund invests;
▪Measures taken by the board to address the issues;
▪Past shareholder activism, board activity, and votes on related proposals;
▪Strategy of the incumbents versus the dissidents;
▪Independence of directors;
▪Experience and skills of director candidates;
▪Governance profile of the company;
▪Evidence of management entrenchment.
Investment Advisory Agreements
General Recommendation: Vote case-by-case on investment advisory agreements, considering the following factors:
▪Proposed and current fee schedules;
▪Fund category/investment objective;
▪Performance benchmarks;
▪Share price performance as compared with peers;
▪Resulting fees relative to peers;
▪Assignments (where the advisor undergoes a change of control).
Approving New Classes or Series of Shares
General Recommendation: Vote for the establishment of new classes or series of shares.
Preferred Stock Proposals
General Recommendation: Vote case-by-case on the authorization for or increase in preferred shares, considering the following factors:

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▪Stated specific financing purpose;
▪Possible dilution for common shares;
▪Whether the shares can be used for antitakeover purposes.
1940 Act Policies
General Recommendation: Vote case-by-case on policies under the Investment Advisor Act of 1940, considering the following factors:
▪Potential competitiveness;
▪Regulatory developments;
▪Current and potential returns; and
▪Current and potential risk.
Generally vote for these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.
Changing a Fundamental Restriction to a Nonfundamental Restriction
General Recommendation: Vote case-by-case on proposals to change a fundamental restriction to a non- fundamental restriction, considering the following factors:
▪The fund's target investments;
▪The reasons given by the fund for the change; and
▪The projected impact of the change on the portfolio.
Change Fundamental Investment Objective to Nonfundamental
General Recommendation: Vote against proposals to change a fund’s fundamental investment objective to non- fundamental.
Name Change Proposals
General Recommendation: Vote case-by-case on name change proposals, considering the following factors:
▪Political/economic changes in the target market;
▪Consolidation in the target market; and
▪Current asset composition.
Change in Fund's Subclassification
General Recommendation: Vote case-by-case on changes in a fund's sub-classification, considering the following factors:
▪Potential competitiveness;
▪Current and potential returns;
▪Risk of concentration;
▪Consolidation in target industry.
Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value
General Recommendation: Vote for proposals authorizing the board to issue shares below Net Asset Value (NAV) if:
▪The proposal to allow share issuances below NAV has an expiration date no more than one year from the date shareholders approve the underlying proposal, as required under the Investment Company Act of 1940;
▪The sale is deemed to be in the best interests of shareholders by (1) a majority of the company's independent directors and (2) a majority of the company's directors who have no financial interest in the issuance; and

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U N I T E D S T A T E S PROXY VOTING GUIDELINES
▪The company has demonstrated responsible past use of share issuances by either:
▪Outperforming peers in its 8-digit GICS group as measured by one- and three-year median TSRs; or
▪Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non-participating shareholders.

Disposition of Assets/Termination/Liquidation
General Recommendation: Vote case-by-case on proposals to dispose of assets, to terminate or liquidate, considering the following factors:
▪Strategies employed to salvage the company;
▪The fund’s past performance;
▪The terms of the liquidation.

Changes to the Charter Document
General Recommendation: Vote case-by-case on changes to the charter document, considering the following factors:
▪The degree of change implied by the proposal;
▪The efficiencies that could result;
▪The state of incorporation;
▪Regulatory standards and implications.

Vote against any of the following changes:

▪Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;
▪Removal of shareholder approval requirement for amendments to the new declaration of trust;
▪Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;
▪Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares;
▪Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;
▪Removal of shareholder approval requirement to change the domicile of the fund.

Changing the Domicile of a Fund
General Recommendation: Vote case-by-case on re-incorporations, considering the following factors:
▪Regulations of both states;
▪Required fundamental policies of both states;
▪The increased flexibility available.

Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval
General Recommendation: Vote against proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser.

Distribution Agreements
General Recommendation: Vote case-by-case on distribution agreement proposals, considering the following factors:
▪Fees charged to comparably sized funds with similar objectives;
▪The proposed distributor’s reputation and past performance;
▪The competitiveness of the fund in the industry;
▪The terms of the agreement.

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U N I T E D S T A T E S PROXY VOTING GUIDELINES
Master-Feeder Structure
General Recommendation: Vote for the establishment of a master-feeder structure.

Mergers
General Recommendation: Vote case-by-case on merger proposals, considering the following factors:
▪Resulting fee structure;
▪Performance of both funds;
▪Continuity of management personnel;
▪Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals for Mutual Funds

Establish Director Ownership Requirement
General Recommendation: Generally vote against shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred
General Recommendation: Vote case-by-case on shareholder proposals to reimburse proxy solicitation expenses.
When supporting the dissidents, vote for the reimbursement of the proxy solicitation expenses.

Terminate the Investment Advisor
General Recommendation: Vote case-by-case on proposals to terminate the investment advisor, considering the following factors:
▪Performance of the fund’s Net Asset Value (NAV);
▪The fund’s history of shareholder relations;
▪The performance of other funds under the advisor’s management.

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U N I T E D S T A T E S PROXY VOTING GUIDELINES

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The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

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© 2020 | Institutional Shareholder Services and/or its affiliates

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PART C: OTHER INFORMATION

Item 28. Exhibits

(a)	(i)
Certificate of Trust dated February 9, 2012 of ETF Series Solutions (the “Trust” or the “Registrant”) is incorporated herein by reference to Exhibit (a)(i) to the Registrant’s Registration Statement on Form N-1A, as filed on February 17, 2012.

(ii)
Registrant’s Agreement and Declaration of Trust dated February 17, 2012 is incorporated herein by reference to Exhibit (a)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on February 17, 2012.

(b)
Registrant’s Amended and Restated Bylaws dated August 18, 2014, are incorporated herein by reference to Exhibit (b) to the Registrant’s Registration Statement on Form N-1A, as filed on September 8, 2014.

(c)			Not applicable.
(d)	(i)	(A)
Investment Advisory Agreement between the Trust and Nationwide Fund Advisors (“NFA”) dated July 13, 2017 is incorporated herein by reference to Exhibit (d)(i) to the Registrant’s Registration Statement on Form N-1A, as filed on September 11, 2017.

		(B)	Amended Schedule A to Investment Advisory Agreement — filed herewith.
(ii)
Investment Sub-Advisory Agreement between NFA and Vident Investment Advisory, LLC (“Vident”) dated July 13, 2017 is incorporated herein by reference to Exhibit (d)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on September 11, 2017.

	(iii)	(A)
Investment Sub-Advisory Agreement between NFA and Harvest Volatility Management, LLC (“Harvest”) is incorporated herein by reference to Exhibit (d) (iii) to the Registrant’s Registration Statement on Form N-1A, as filed on November 22, 2019.

		(B)	Amended Schedule A to Investment Sub-Advisory Agreement between NFA and Harvest — filed herewith.
(e)	(i)	(A)
Distribution Agreement between the Trust and Quasar Distributors, LLC dated September 30, 2021 is incorporated herein by reference to Exhibit (e)(i)(A) to the Registrant's Registration Statement on Form N-1A, as filed on October 28, 2021.

(B)
First Amendment to the Distribution Agreement between the Trust and Quasar Distributors, LLC is incorporated herein by reference to Exhibit (e)(i)(B) to the Registrant's Registration Statement on Form N-1A, as filed on October 28, 2021

(ii)
Form of Authorized Participant Agreement for Quasar Distributors, LLC is incorporated herein by reference to Exhibit (e)(iii) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

(f)			Not applicable.
(g)	(i)	(A)
Custody Agreement between the Trust and U.S. Bank National Association dated May 16, 2012 is incorporated herein by reference to Exhibit (g) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

(B)
Exhibit R to Custody Agreement (Nationwide ETFs) dated July 18, 2017 is incorporated herein by reference to Exhibit (g)(i)(B) to the Registrant’s Registration Statement on Form N-1A, as filed on September 11, 2017.

(h)	(i)	(A)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated May 16, 2012 is incorporated herein by reference to Exhibit (h)(i) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

		(B)	Exhibit Q to Fund Administration Servicing Agreement (Nationwide ETFs) — filed herewith.
	(ii)	(A)
Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated May 16, 2012 is incorporated herein by reference to Exhibit (h)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

		(B)	Exhibit P to Fund Accounting Servicing Agreement (Nationwide ETFs) — filed herewith.
	(iii)	(A)
Transfer Agent Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated May 16, 2012 is incorporated herein by reference to Exhibit (d)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

		(B)	Exhibit P to Transfer Agent Agreement (Nationwide ETFs) — filed herewith.
	(iv)	(A)	Powers of Attorney dated November 16, 2021 are incorporated herein by reference to Exhibit (h)(iv)(A) to the Registrant’s Registration Statement on Form N-1A, as filed on December 7, 2021.
	(v)	(A)
Compliance Services Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated September 3, 2021 is incorporated herein by reference to Exhibit (h)(v)(A) to the Registrant’s Registration Statement on Form N‑1A, as filed on October 27, 2021.

(vi)
Certificate of Secretary dated November 16, 2021 with respect to powers of attorney is incorporated herein by reference to Exhibit (h)(vi) to the Registrant’s Registration Statement on Form N-1A, as filed on December 7, 2021.

(i)	(i)
Opinion and Consent of Counsel (RBUS, RBIN, MXDU, MXDE, MXDI) is incorporated herein by reference to Exhibit (i) to the Registrant’s Registration Statement on Form N-1A, as filed on September 11, 2017.

	(ii)		Opinion and Consent of Counsel (NUSI) is incorporated herein by reference to Exhibit (i) (ii) to the Registrant’s Registration Statement on Form N-1A, as filed on November 22, 2019.
	(iii)		Opinion and Consent of Counsel (NSPI, NDJI, NTKI) — filed herewith.
(j)			Consent of Independent Registered Public Accounting Firm — filed herewith.

(k)			Not applicable.
(l)	(i)
Initial Capital Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated April 23, 2012 is incorporated herein by reference to Exhibit (l)(i) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

(ii)
Letter of Representations between the Trust and Depository Trust Company dated May 21, 2012 is incorporated herein by reference to Exhibit (l)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

(m)	(i)	(A)	Rule 12b-1 Plan is incorporated herein by reference to Exhibit (m) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.
(B)
Amended Schedule A to Rule 12b-1 Plan dated October 15, 2021 is incorporated herein by reference to Exhibit (m)(i)(B) to the Registrant’s Registration Statement on Form N-1A, as filed on October 27, 2021.

(n)			Not applicable.
(o)			Reserved.
(p)	(i)		Code of Ethics for the Trust is incorporated herein by reference to Exhibit (p)(i) to the Registrant’s Registration Statement on Form N-1A, as filed on March 15, 2018.
	(ii)		Code of Ethics for NFA dated April 5, 2017 is incorporated herein by reference to Exhibit (p)(iii) to the Registrant’s Registration Statement on Form N-1A, as filed on September 11, 2017.
	(iii)		Code of Ethics for Vident is incorporated herein by reference to Exhibit (p)(iv) to the Registrant’s Registration Statement on Form N-1A, as filed on May 29, 2020.
	(iv)		Code of Ethics for Harvest is incorporated herein by reference to Exhibit (p)(v) to the Registrant’s Registration Statement on Form N-1A, as filed September 9, 2019.
Item 29. Persons Controlled by or Under Common Control with Registrant
No person is directly or indirectly controlled by or under common control with the Registrant.
Item 30. Indemnification
The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser
This Item incorporated by reference each investment adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC, as listed below. Each Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment advisers is included in the Trust’s Statement of Additional Information.

Investment Adviser	SEC File No.
Nationwide Fund Advisors	801-56370
Vident Investment Advisory, LLC	801-80534
Harvest Volatility Management, LLC	801-69037
Item 32. Principal Underwriter.
(a)Quasar Distributors, LLC acts as principal underwriter for the following investment companies:
1.Aasgard Small & Mid Cap Fund, Series of Advisors Series Trust
2.American Trust Allegiance Fund, Series of Advisors Series Trust
3.Capital Advisors Growth Fund, Series of Advisors Series Trust
4.Chase Growth Fund, Series of Advisors Series Trust
5.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
6.Edgar Lomax Value Fund, Series of Advisors Series Trust
7.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
8.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
9.Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
10.Huber Large Cap Value Fund, Series of Advisors Series Trust
11.Huber Mid Cap Value Fund, Series of Advisors Series Trust
12.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
13.Huber Small Cap Value Fund, Series of Advisors Series Trust
14.Logan Capital International Fund, Series of Advisors Series Trust
15.Logan Capital Large Cap Core Fund, Series of Advisors Series Trust
16.Logan Capital Large Cap Growth Fund , Series of Advisors Series Trust
17.Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust
18.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
19.PIA BBB Bond Fund, Series of Advisors Series Trust
20.PIA High Yield Fund, Series of Advisors Series Trust
21.PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust
22.PIA MBS Bond Fund, Series of Advisors Series Trust
23.PIA Short-Term Securities Fund, Series of Advisors Series Trust
24.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
25.Poplar Forest Partners Fund, Series of Advisors Series Trust
26.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
27.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
28.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
29.Pzena Small Cap Value Fund, Series of Advisors Series Trust
30.Scharf Alpha Opportunity Fund, Series of Advisors Series Trust
31.Scharf Fund, Series of Advisors Series Trust
32.Scharf Global Opportunity Fund, Series of Advisors Series Trust
33.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
34.Semper Brentview Dividend Growth Equity Fund, Series of Advisors Series Trust
35.Semper MBS Total Return Fund, Series of Advisors Series Trust
36.Semper Short Duration Fund, Series of Advisors Series Trust
37.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
38.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
39.The Aegis Funds
40.Allied Asset Advisors Funds
41.Alpha Architect ETF Trust
42.Angel Oak Funds Trust
43.Angel Oak Strategic Credit Fund
44.Barrett Opportunity Fund, Inc.
45.Bridges Investment Fund, Inc.
46.Brookfield Investment Funds
47.Buffalo Funds
48.Cushingâ Mutual Funds Trust
49.DoubleLine Funds Trust
50.Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)
51.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions

52.AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
53.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
54.AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
55.The Acquirers Fund, Series of ETF Series Solutions
56.AI Powered International Equity ETF, Series of ETF Series Solutions
57.AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions
58.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
59.Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
60.Aptus Defined Risk ETF, Series of ETF Series Solutions
61.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
62.Blue Horizon BNE ETF, Series of ETF Series Solutions
63.CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF, Series of ETF Series Solutions
64.Change Finance ESG International Fossil Free ETF, Series of ETF Series Solutions
65.Change Finance U.S. Large Cap Fossil Fuel Free ETF, Series of ETF Series Solutions
66.ClearShares OCIO ETF, Series of ETF Series Solutions
67.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
68.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
69.Deep Value ETF, Series of ETF Series Solutions
70.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
71.Distillate US Fundamental Stability & Value ETF, Series of ETF Series Solutions
72.Hoya Capital Housing ETF, Series of ETF Series Solutions
73.International Drawdown Managed Equity ETF, Series of ETF Series Solutions
74.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
75.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
76.Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
77.Loncar China BioPharma ETF, Series of ETF Series Solutions
78.Nationwide Maximum Diversification US Core Equity ETF, Series of ETF Series Solutions
79.Nationwide Risk-Based International Equity ETF, Series of ETF Series Solutions
80.Nationwide Risk-Based US Equity ETF, Series of ETF Series Solutions
81.Nationwide Risk-Managed Income ETF, Series of ETF Series Solutions
82.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
83.Opus Small Cap Value ETF, Series of ETF Series Solutions
84.Premise Capital Diversified Tactical ETF, Series of ETF Series Solutions
85.US Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
86.US Global JETS ETF, Series of ETF Series Solutions
87.US Vegan Climate ETF, Series of ETF Series Solutions
88.Volshares Large Cap ETF, Series of ETF Series Solutions
89.First American Funds, Inc.
90.FundX Investment Trust
91.The Glenmede Fund, Inc.
92.The Glenmede Portfolios
93.The GoodHaven Funds Trust
94.Greenspring Fund, Incorporated
95.Harding, Loevner Funds, Inc.
96.Hennessy Funds Trust
97.Horizon Funds
98.Hotchkis & Wiley Funds
99.Intrepid Capital Management Funds Trust
100.Jacob Funds Inc.
101.The Jensen Quality Growth Fund Inc.
102.Kirr, Marbach Partners Funds, Inc.
103.AAF First Priority CLO Bond ETF, Series of Listed Funds Trust
104.Core Alternative ETF, Series of Listed Funds Trust
105.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
106.LKCM Funds
107.LoCorr Investment Trust
108.Lord Asset Management Trust
109.MainGate Trust
110.ATAC Rotation Fund, Series of Managed Portfolio Series
111.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
112.Ecofin Digital Payments Infrastructure Fund, Series of Managed Portfolio Series
113.Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series

114.Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
115.Great Lakes Bond Fund, Series of Managed Portfolio Series
116.Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series
117.Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series
118.Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series
119.Jackson Square Global Growth Fund, Series of Managed Portfolio Series
120.Jackson Square International Growth Fund, Series of Managed Portfolio Series
121.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
122.Jackson Square Select 20 Growth Fund, Series of Managed Portfolio Series
123.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
124.LK Balanced Fund, Series of Managed Portfolio Series
125.Muhlenkamp Fund, Series of Managed Portfolio Series
126.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
127.Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
128.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
129.Port Street Quality Growth Fund, Series of Managed Portfolio Series
130.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
131.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
132.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
133.TorrayResolute Small/Mid Cap Growth Fund, Series of Managed Portfolio Series
134.Tortoise Energy Evolution Fund, Series of Managed Portfolio Series
135.Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
136.Tortoise MLP & Energy Infrastructure Fund, Series of Managed Portfolio Series
137.Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
138.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
139.Argent Small Cap Fund, Series of Manager Directed Portfolios
140.Hardman Johnston International Growth Fund, Series of Manager Directed Portfolios
141.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
142.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
143.iM DBi Hedge Strategy ETF, Series of Manager Directed Portfolios
144.iM DBi Managed Futures Strategy ETF, Series of Manager Directed Portfolios
145.iM Dolan McEniry Corporate Bond Fund, Series of Manager Directed Portfolios
146.Pemberwick Fund, Series of Manager Directed Portfolios
147.Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
148.Matrix Advisors Funds Trust
149.Matrix Advisors Value Fund, Inc.
150.Monetta Trust
151.Nicholas Equity Income Fund, Inc.
152.Nicholas Fund, Inc.
153.Nicholas II, Inc.
154.Nicholas Limited Edition, Inc.
155.Permanent Portfolio Family of Funds
156.Perritt Funds, Inc.
157.Procure ETF Trust I
158.Procure ETF Trust II
159.Professionally Managed Portfolios
160.Prospector Funds, Inc.
161.Provident Mutual Funds, Inc.
162.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
163.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
164.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
165.Aquarius International Fund, Series of The RBB Fund, Inc.
166.Bogle Small Cap Growth Fund, Series of The RBB Fund, Inc.
167.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
168.Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
169.Boston Partners Emerging Markets Long/Short Fund, Series of The RBB Fund, Inc.
170.Boston Partners Global Equity Advantage Fund, Series of The RBB Fund, Inc.
171.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
172.Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
173.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
174.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
175.Boston Partners Small Cap Value II Fund, Series of The RBB Fund, Inc.

176.Campbell Advantage Fund, Series of The RBB Fund, Inc.
177.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
178.MFAM Small-Cap Growth ETF, Series of The RBB Fund, Inc.
179.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
180.Orinda Income Opportunities Fund, Series of The RBB Fund, Inc.
181.SGI Conservative Fund, Series of The RBB Fund, Inc.
182.SGI Global Equity Fund, Series of The RBB Fund, Inc.
183.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
184.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
185.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
186.SGI U.S. Large Cap Equity VI Portfolio, Series of The RBB Fund, Inc.
187.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
188.WPG Partners Small/Micro Cap Value Fund, Series of The RBB Fund, Inc.
189.RBC Funds Trust
190.Series Portfolios Trust
191.Thompson IM Funds, Inc.
192.TrimTabs ETF Trust
193.Trust for Advised Portfolios
194.Barrett Growth Fund, Series of Trust for Professional Managers
195.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
196.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
197.Convergence Long/Short Equity Fund, Series of Trust for Professional Managers
198.Convergence Market Neutral Fund, Series of Trust for Professional Managers
199.CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
200.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
201.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
202.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
203.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
204.Jensen Quality Value Fund, Series of Trust for Professional Managers
205.Marketfield Fund, Series of Trust for Professional Managers
206.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
207.Rockefeller Core Taxable Bond Fund, Series of Trust for Professional Managers
208.Rockefeller Equity Allocation Fund, Series of Trust for Professional Managers
209.Rockefeller Intermediate Tax Exempt National Bond Fund, Series of Trust for Professional Managers
210.Rockefeller Intermediate Tax Exempt New York Bond Fund, Series of Trust for Professional Managers
211.Snow Capital Long/Short Opportunity Fund, Series of Trust for Professional Managers
212.Snow Capital Small Cap Value Fund, Series of Trust for Professional Managers
213.Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
214.USQ Core Real Estate Fund
215.Wall Street EWM Funds Trust
216.Wisconsin Capital Funds, Inc.
(b)To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, |Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Kelly Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)    Not applicable.
Item 33. Location of Accounts and Records
The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 North Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Principal Underwriters	Quasar Distributors, LLC 111 East Kilbourn Avenue, Suite 2200 Milwaukee, Wisconsin 53202
Registrant’s Investment Adviser and Sub-Adviser	Nationwide Fund Advisors One Nationwide Plaza, Columbus, Ohio 43215	Harvest Volatility Management, LLC 420 Lexington Ave., Suite 2620 New York, New York 10170
Vident Investment Advisory, LLC 1125 Sanctuary Parkway, Suite 515 Alpharetta, Georgia 30009
Item 34. Management Services
Not applicable.
Item 35. Undertakings
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on December 10, 2021.
ETF Series Solutions

By: /s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities indicated on December 10, 2021.

Signature	Title

*David A. Massart	Trustee
David A. Massart

*Janet D. Olsen	Trustee
Janet D. Olsen

*Leonard M. Rush	Trustee
Leonard M. Rush

*Michael A. Castino	Trustee
Michael A. Castino

*Kristina R. Nelson	President
Kristina R. Nelson

*Kristen M. Weitzel	Treasurer
Kristen M. Weitzel

*By: /s/ Michael D. Barolsky Michael D. Barolsky, Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Exhibit Number	Description
(d)(i)(B)	Amended Schedule A to Investment Advisory Agreement
(d)(iii)(B)	Amended Schedule A to Investment Sub-Advisory Agreement
(h)(i)(B)	Exhibit Q to Fund Administration Servicing Agreement
(h)(ii)(B)	Exhibit P to Fund Accounting Servicing Agreement
(h)(iii)(B)	Exhibit P to Transfer Agent Agreement
(i)(iii)	Opinion and Consent of Counsel
(j)	Consent of Independent Registered Public Accounting Firm